1933 Act No. 333-36019
1940 Act No. 811-08365

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

Pre-Effective Amendment No.                                             [ ]

Post-Effective Amendment No. 52                                         [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]

Amendment No. 51                                                   [X]

EVERGREEN SELECT FIXED INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

200 Berkeley Street, Boston, Massachusetts 02116-5034
(Address of Principal Executive Offices)

(617) 210-3200
(Registrant's Telephone Number)

The Corporate Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[] immediately  upon filing  pursuant to paragraph (b)
[X] on November 1, 2007 pursuant to paragraph (b)
[ ] 60 days  after  filing  pursuant  to  paragraph  (a)(1)
[ ] on (date)  pursuant  to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)

This Post-Effective Amendment relates solely to the Evergreen Short and Intermediate Term Bond Funds contained herein.  Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

EVERGREEN SELECT FIXED INCOME TRUST

CONTENTS OF

POST-EFFECTIVE AMENDMENT NO. 52

to

REGISTRATION STATEMENT

This Post-Effective Amendment No. 52 to Registrant's Registration Statement No. 333-36019/811-08365 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

The Facing Sheet

PART A

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Prospectus for Class A, B, C and I shares of Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, is contained herein.

Prospectus for Class IS shares of Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, is contained herein.

Prospectus for Class I shares of Evergreen Adjustable Rate Fund for Commonfund Securities, Inc., as supplemented from time to time, is contained herein.

Prospectus for Class I shares of Evergreen Institutional Enhanced Income Fund, as supplemented from time to time, is contained herein.

PART B

------

Statement of Additional Information for Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund,
as supplemented from time to time, is contained herein.

Statement of Additional Information for Evergreen Institutional Enhanced Income Fund,
as supplemented from time to time, is contained herein.

PART C

------

Exhibits
Indemnification
Business and Other Connections of Investment Advisor
Principal Underwriter
Location of Accounts and Records
Undertakings
Signatures

EVERGREEN SELECT FIXED INCOME TRUST
PART A
PROSPECTUS FOR EVERGREEN ADJUSTABLE RATE FUND AND EVERGREEN SHORT INTERMEDIATE BOND FUND

CLASSES A, B, C AND I

 Prospectus, November 1, 2007

Evergreen
Short and Intermediate Term Bond Funds

Evergreen Adjustable Rate Fund
Evergreen Short Intermediate Bond Fund
Evergreen Ultra Short Opportunities Fund
Class A
Class B
Class C
Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Adjustable Rate Fund
Evergreen Short Intermediate Bond Fund
Evergreen Ultra Short Opportunities Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
The Funds' Sub-Advisor
The Funds' Portfolio Managers
Pricing
How to Choose an Evergreen Fund
How to Choose the Share Class that Best Suits You
How To Reduce or Eliminate Your Sales Charge
Shareholder Transactions
How to Buy Shares
How to Redeem Shares
Other Services
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Overview of Fund Risks

Short and Intermediate Term Bond Funds

typically rely on a combination of the following strategies:

  investing a substantial portion of their assets in short- and/or intermediate-term debt securities, including mortgage- and asset-backed securities or other securities collateralized by or representing interests in a pool of mortgages or other assets; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  seek current income; and
  seek a Fund which has a shorter duration compared to longer-term bond funds.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities and other income-producing securities (e.g., preferred and common stock) tends to fall. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the duration or maturity of a debt security held by a Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, a Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might be unable to maintain its dividend or benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Foreign Investment Risk

Investments in foreign securities entail risks not present in domestic investments. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Income the Fund receives from its investments in foreign securities may be subject to withholding and other taxes, in which case the Fund's yield would be reduced. There may be less information publicly available about a foreign company than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. Legal remedies available to investors may be more limited in foreign markets. A Fund may buy or sell foreign currencies for future delivery and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

Mortgage- and Asset-Backed Securities Risk

Unlike traditional debt investments, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. Some mortgage-backed and asset-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for a Fund to buy or sell. A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. Asset-backed and mortgage-backed securities in which a Fund invests include those issued by private issuers, which are not guaranteed or backed by the credit of the U.S. government or by an agency or instrumentality of the U.S. government.

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. A Fund's use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by a Fund's investment adviser. A Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

U.S. Government Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae or Freddie Mac, are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

Adjustable Rate Fund

FUND FACTS:

Goals:

·  High Current Income

·  Low Volatility of Principal

Principal Investments:

·  Adjustable Rate Securities

·  Mortgage-backed Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class B

·  Class C

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:

·  Tattersall Advisory Group, Inc.

Portfolio Managers:

·  Lisa Brown-Premo

·  Robert D. Rowe

NASDAQ Symbols:

·  ESAAX (Class A)

·  ESABX (Class B)

·  ESACX (Class C)

·  EKIZX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with low volatility of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund seeks to maintain a relatively stable net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The dollar-weighted average reset period of adjustable rate securities held by the Fund will not exceed one year. Normally, the Fund invests at least 80% of its assets in securities that have interest rates that reset at periodic intervals. The Fund may also invest up to 20% of its assets in obligations that pay fixed interest rates. For temporary defensive purposes, the Fund may invest up to 100% of its assets in such obligations.

Under normal market conditions, the Fund expects that it will invest substantially all of its assets in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities. Some mortgage-backed securities, such as securities issued or guaranteed by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The portfolio managers intend to maintain a minimum dollar-weighted average credit quality for the portfolio of Aaa, as defined by Moody's Investor Services, Inc. or an equivalent rating by another nationally recognized statistical ratings organization. For the purposes of determining dollar-weighted average credit quality, a security's current credit ratings are considered. Security ratings are based on ratings received from nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI).

For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges that may be applicable to Class A, B, and C shares. Returns for those classes would be lower if sales charges were reflected.

Year-by-Year Total Return for Class I Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
7.21	4.81	4.99	7.40	7.86	4.46	2.09	2.07	2.34	4.74

Best Quarter:	1st Quarter 2001	+ 2.25%
Worst Quarter:	2nd Quarter 2004	- 0.01%
Year-to-date total return as of 9/30/2007 is +2.90%.

The next table shows the Fund's average annual total return by class over the past one-, five- and ten-year periods and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1991
Class A	6/30/2000	1.07%	2.18%	4.24%	4.61%
Class B	6/30/2000	- 1.29%	1.76%	4.10%	4.52%
Class C	6/30/2000	2.71%	2.11%	4.10%	4.52%
Class I	10/1/1991	4.74%	3.13%	4.78%	4.96%
Class I	10/1/1991	3.18%	1.71%	2.76%	N/A
(after taxes on distributions) [2]
Class I	10/1/1991	3.06%	1.83%	2.82%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Lehman 6-Month T-Bill		4.82%	2.52%	4.04%	4.26%

1.  Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. More detailed information regarding the shareholder fees contained in the table below can be found under the sections entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2007.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	2.25%[3]	None	None	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	2.00%	1.00%	None

3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.21%	0.21%	0.21%	0.21%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.60%	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses [4]	1.11%[5]	1.81%	1.81%	0.81%

4.  Total Annual Fund Operating Expenses listed above includes 0.36% of interest expense. Excluding interest expense, Total Annual Fund Operating Expenses would be 0.75% for Class A, 1.45% for Class B, 1.45% for Class C, and 0.45% for Class I.

5.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Annual Fund Operating Expenses were 1.07% for Class A.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 336	$ 384	$ 284	$ 83	$ 184	$ 184
3 years	$ 570	$ 669	$ 569	$ 259	$ 569	$ 569
5 years	$ 823	$ 980	$ 980	$ 450	$ 980	$ 980
10 years	$ 1,546	$ 1,774	$ 2,127	$ 1,002	$ 1,774	$ 2,127

Short Intermediate Bond Fund

FUND FACTS:

Goal:

·  Maximize Total Return

Principal Investments:

·  Investment Grade Debt Securities

·  Mortgage-backed Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class B

·  Class C

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:

·  Tattersall Advisory Group, Inc.

Portfolio Managers:

·  Robert A. Calhoun, CFA

·  Parham M. Behrooz, CFA

·  Mehmet Camurdan, CFA

·  Eric R. Harper, CFA

·  Todd C. Kuimjian, CFA

NASDAQ Symbols:

·  EFXAX (Class A)

·  EFXBX (Class B)

·  EFXCX (Class C)

·  ESFIX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed debt securities. Some mortgage-backed securities, such as securities issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself. The Fund maintains a bias toward mortgage-backed and corporate securities in order to capture higher levels of income. The portfolio managers consider a security to be investment grade if it is rated in the top four ratings categories (e.g., BBB/Baa or above) by a nationally recognized statistical ratings organization. Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable. The Fund intends to limit the dollar-weighted average duration of its portfolio to two and a quarter to four and one half years (the Fund's dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration). In addition, the remaining 20% of the Fund's assets may be represented by other investments, including cash, or invested in various cash equivalents or shares of registered investment companies.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI).

For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

If the Fund purchases mortgage-backed or asset-backed securities that are 'subordinated' to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called 'subprime' mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges that may be applicable to Class A, B, and C shares. Returns for those classes would be lower if sales charges were reflected.

Year-by-Year Total Return for Class I Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
6.62	8.06	0.55	10.56	8.52	9.89	4.03	3.24	1.56	4.31

Best Quarter:	3rd Quarter 2001	+ 4.58%
Worst Quarter:	2nd Quarter 2004	- 2.38%
Year-to-date total return as of 9/30/2007 is +3.68%.

The next table shows the Fund's average annual total return by class over the past one-, five- and ten-year periods and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Intermediate Government/Credit Index (LBIGCI). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/31/1977
Class A	6/5/2002	1.75%	3.95%	5.37%	7.45%
Class B	6/5/2002	1.29%	3.62%	5.20%	7.39%
Class C	6/5/2002	2.28%	3.62%	5.20%	7.39%
Class I	11/24/1997	4.31%	4.57%	5.68%	7.55%
Class I	11/24/1997	2.66%	2.92%	N/A	N/A
(after taxes on distributions) [2]
Class I	11/24/1997	2.78%	2.93%	N/A	N/A
(after taxes on distributions and sale of Fund shares) [2]
LBIGCI		4.08%	4.53%	5.81%	8.18%

1.  Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the Fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. More detailed information regarding the shareholder fees contained in the table below can be found under the sections entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2007.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	2.25%[3]	None	None	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [3]	2.00%	1.00%	None

3.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.39%	0.39%	0.39%	0.39%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.20%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses [4]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses [4]	0.91%[5]	1.61%	1.61%	0.61%

4.  The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each an "Acquired Fund"). The Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses.

5.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class A shares, Total Annual Fund Operating Expenses were 0.81% for Class A.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 316	$ 364	$ 264	$ 62	$ 164	$ 164
3 years	$ 509	$ 608	$ 508	$ 195	$ 508	$ 508
5 years	$ 718	$ 876	$ 876	$ 340	$ 876	$ 876
10 years	$ 1,319	$ 1,552	$ 1,911	$ 762	$ 1,552	$ 1,911

Ultra Short Opportunities Fund

FUND FACTS:

Goals:

·  Current Income

·  Preservation of Capital

·  Low Principal Fluctuation

Principal Investments:

·  Investment Grade Debt Securities

·  Mortgage-backed Securities

Classes of Shares Offered in this Prospectus:

·  Class A

·  Class B

·  Class C

·  Class I

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:

·  Tattersall Advisory Group, Inc.

Portfolio Managers:

·  Lisa Brown-Premo

·  Robert D. Rowe

NASDAQ Symbols:

·  EUBAX (Class A)

·  EUBBX (Class B)

·  EUBCX (Class C)

·  EUBIX (Class I)

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with preservation of capital and low principal fluctuation.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund currently invests primarily, and may invest substantially all of its assets, in commercial and residential fixed and variable rate mortgage-backed securities, including collateralized mortgage obligations (CMOs) and other mortgage-related investments. These investments may be issued by private issuers not guaranteed or backed by the credit of the U.S. government or by an agency or instrumentality of the U.S. government. The Fund may also invest any portion of its portfolio in other types of U.S. dollar-denominated investment grade debt securities, including short-term corporate securities, asset-backed securities, collateralized debt obligations and debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. The portfolio managers consider a security to be investment grade if it is rated in the top four ratings categories (e.g., BBB/Baa or above) by a nationally recognized statistical ratings organization. The portfolio managers intend to maintain a minimum dollar-weighted average credit quality of Aa3, as defined by Moody's Investors Services, Inc., or an equivalent rating by another nationally recognized statistical ratings organization. Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable. For the purposes of determining average credit quality, a security's current ratings are considered. Under normal market conditions, the Fund intends to maintain an average portfolio duration of approximately one year or less.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund may invest up to 25% of its assets in debt securities of issuers located in developed foreign countries, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank). The Fund's investments in foreign debt securities may be denominated in either U.S. dollars or foreign currencies, subject to a limit of 10% of the Fund's total assets invested in bonds denominated in foreign currencies, with no more than 3.33% of the Fund's total assets invested in debt securities denominated in any single foreign currency.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI).

For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Foreign Investment Risk
  Derivatives Risk
  U.S. Government Securities Risk

Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund’s shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund’s investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund’s holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains at the Fund level and its distributions to shareholders. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

The Fund will normally invest more than 25% of its assets in mortgage-backed and other mortgage-related securities (which may include securities that are issued or guaranteed by the U.S. government or its agencies or instumentalities). A fund that concentrates its investments in a limited number of sectors, industries, states or countries will be more vulnerable to adverse financial, economic, political or other developments affecting those sectors, industries, states or countries than a fund that invests its assets more broadly, and the value of the fund’s shares may be more volatile.

If the Fund purchases mortgage-backed or asset-backed securities that are 'subordinated' to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called 'subprime' mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares’ inception on 5/29/2003. It should give you a general idea of the risks of investing in the Fund by showing how the Fund’s return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
							2.78	2.92	4.83

Best Quarter:	3rd Quarter 2006	+ 1.75%
Worst Quarter:	2nd Quarter 2004	- 0.27%
Year-to-date total return as of 9/30/2007 is +3.12%.

The next table shows the Fund's average annual total return by class over the past year and since inception, including applicable sales charges. The after-tax returns shown are for Class A; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Government/Credit 0-2.5 Year Index (LBGC0-2.5YI). Please see "Index Descriptions" in the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 5/29/2003
Class A	5/29/2003	2.43%	N/A	N/A	2.88%
Class A	5/29/2003	0.61%	N/A	N/A	1.62%
(after taxes on distributions) [1]
Class A	5/29/2003	1.55%	N/A	N/A	1.81%
(after taxes on distributions and sale of Fund shares) [1]
Class B	5/29/2003	2.10%	N/A	N/A	2.69%
Class C	5/29/2003	3.09%	N/A	N/A	2.82%
Class I	5/29/2003	5.13%	N/A	N/A	3.84%
LBGC0-2.5YI		4.66%	N/A	N/A	2.58%

1.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. More detailed information regarding the shareholder fees contained in the table below can be found under the sections entitled "How to Choose the Share Class that Best Suits You" and "How to Reduce or Eliminate Your Sales Charge." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2007.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I
Maximum sales charge imposed on purchases (as a % of offering price)	2.25%[2]	None	None	None
Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)	None [2]	2.00%	1.00%	None

2.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Class I
Management Fees	0.36%	0.36%	0.36%	0.36%
12b-1 Fees	0.30%	1.00%	1.00%	0.00%
Other Expenses	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses [3,4]	1.12%	1.82%	1.82%	0.82%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.03% for Class A, 1.77% for Class B, 1.77% for Class C, and 0.77% for Class I.

4.  Total Annual Fund Operating Expenses listed above includes 0.24% of interest expense. Excluding interest expense, Total Annual Fund Operating Expenses would be 0.88% for Class A, 1.58% for Class B, 1.58% for Class C, and 0.58% for Class I.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

	Assuming Redemption At End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 year	$ 337	$ 385	$ 285	$ 84	$ 185	$ 185
3 years	$ 573	$ 673	$ 573	$ 262	$ 573	$ 573
5 years	$ 828	$ 985	$ 985	$ 455	$ 985	$ 985
10 years	$ 1,557	$ 1,785	$ 2,137	$ 1,014	$ 1,785	$ 2,137

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. One or more investment sub-advisors manage the day-to-day investment operations of the Funds, subject to the oversight of EIMC (see "The Funds' Sub-Advisor(s)").

For the fiscal year ended 6/30/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Adjustable Rate Fund	0.21%
Short Intermediate Bond Fund	0.39%
Ultra Short Opportunities Fund	0.31%

For a discussion regarding the considerations of each Fund's Board of Trustees in approving each Fund's investment advisory and investment sub-advisory agreements, please see each Fund's Semiannual Report for the period ended December 31, 2006.

Legal Proceedings Pursuant to an administrative order issued by the Securities and Exchange Commission ("SEC") on September 19, 2007, Evergreen Investment Management Company, LLC ("EIMC"), Evergreen Investment Services, Inc. ("EIS"), Evergreen Service Company, LLC ("ESC" and together with EIMC and EIS, the "Evergreen Entities"), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds' prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (FINRA)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

THE FUNDS' SUB-ADVISOR

Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to the Funds. TAG has been managing fixed income accounts since 1976 and manages over $51.3 billion in assets as of 12/31/2006. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services. There is no additional charge to the Funds for the services provided by TAG.

THE FUNDS' PORTFOLIO MANAGERS

Adjustable Rate Fund
Ultra Short Opportunities Fund

Each Fund is managed by Lisa Brown-Premo, lead portfolio manager of the Fund, and Robert D. Rowe.

Ms. Brown-Premo is Senior Portfolio Manager, Managing Director and Head of the Mortgage-Backed and Structured Products Group at TAG and has co-managed the Fund since May 2004. She has been a portfolio manager with TAG or an affiliate since 1996.

Mr. Rowe is a Director and Senior Portfolio Manager of the Mortgage-Backed and Structured Products Group at TAG. Mr. Rowe has been a portfolio manager with TAG or one of its affiliated companies since 1998.

Short Intermediate Bond Fund

The team at TAG responsible for managing the Fund includes Robert A. Calhoun, CFA, who is the lead portfolio manager, Parham M. Behrooz, CFA, Eric R. Harper, CFA, Todd C. Kuimjian, CFA, and Mehmet Camurdan, CFA.

Mr. Calhoun is an Executive Managing Director and Chief Investment Officer for TAG. He joined TAG in 1988, serving first as a Research Analyst and later as Managing Director of Research. He was appointed Chief Investment Officer in 2000 and named Executive Managing Director in 2003.

Mr. Behrooz is the Managing Director of Credit Research and Trading for TAG. He joined TAG in 1996, serving first as a Research Analyst and later as a Senior Credit Analyst, prior to being named Head of Credit Research in 2000. Mr. Behrooz was named Managing Director in 2004.

Mr. Camurdan is a Senior Asset-Backed Securities Portfolio Manager for TAG. He joined TAG in 1999.

Mr. Harper is a Senior Credit Portfolio Manager for TAG. He joined TAG in September 2000.

Mr. Kuimjian is a Senior Commercial Mortgage-Backed and Government-related Portfolio Manager for TAG. From 1994 until joining TAG in May 2001, he served as a Senior Research Analyst for First Capital Group and a Research Analyst for Mentor Investment Advisors.

The Statement of Additional Information (SAI) contains additional information about a Fund’s portfolio manager(s), including other accounts managed, ownership of Fund shares and elements of compensation.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund's NAV is normally calculated using the value of the Fund's assets as of 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received (after taking into account any applicable sales charges) and all required information is provided.

VALUING A FUND'S INVESTMENTS

A Fund must determine the value of the securities in its portfolio in order to calculate its NAV. A Fund generally values portfolio securities by using current market prices. Money market securities and short-term debt securities that mature in 60 days or less, however, are generally valued at amortized cost, which approximates market value.

Valuing securities at a "fair value". If a market price for a security is not readily available or is deemed unreliable, a Fund will use a "fair value" of the security as determined under policies established and reviewed periodically by the Board of Trustees. Although intended to approximate the actual value at which securities could be sold in the market, the fair value of one or more of the securities in a Fund's portfolio could be different from the actual value at which those securities could be sold in the market.

The following paragraphs identify particular types of securities that are often fair valued. While the Evergreen funds' fair value policies apply to all of the Evergreen funds, the amount of any particular Fund's portfolio that is fair valued will vary based on, among other factors, the Fund's exposure to these types of securities. Since certain Funds invest a substantial amount of their assets in certain of these types of securities, it is possible that fair value prices will be used by a Fund to a significant extent.

Securities that trade on foreign exchanges and on days when a Fund does not price its shares. Because certain of the securities in which a Fund may invest (e.g., foreign securities that trade on foreign exchanges) may trade on days when the Fund does not price its shares (e.g., days the NYSE is closed), the value of securities the Fund holds may change on days when shareholders will not be able to purchase or sell shares of the Fund. Accordingly, the price of the Fund's shares will not reflect any such changes until the Fund's NAV is next calculated. In addition, even on days when the NYSE is open, many foreign exchanges close substantially before 4:00 p.m. ET, and events occurring after such foreign exchanges close may materially affect the values of securities traded in those markets. Therefore, closing market prices for foreign securities may not reflect current values as of the time a Fund values its shares. In such instances, a Fund may fair value such securities.

Securities quoted in foreign currencies. A Fund that holds securities quoted in foreign currencies will convert such prices into U.S. dollars. Changes in the values of those currencies in relation to the value of the U.S. dollar will affect the Fund's NAV. Since a Fund normally converts foreign prices into U.S. dollars using exchange rates determined at 2:00 p.m. ET each day the Fund's NAV is calculated, any changes in the value of a foreign currency after 2:00 p.m. ET normally will not be reflected in the Fund's NAV that day. However, if an event or development occurs after 2:00 p.m. ET that materially affects a foreign exchange rate, a Fund may value foreign securities in accordance with a later exchange rate.

Debt securities with more than 60 days to maturity. A Fund will generally value debt securities that mature in more than 60 days for which market prices are unavailable by using matrix pricing or other methods, provided by an independent pricing service or other service, that typically take into consideration such factors as similar security prices, yields, maturities, liquidity and ratings.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you must select a share class. Each share class has its own sales charge and fee structure. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

There are several ways in which you may be able to reduce or eliminate sales charges. For example, combining the amounts held in Evergreen fund accounts by certain family members, or committing to invest an amount eligible for reduced sales charges within a certain period of time, may allow you to reduce or eliminate the sales charge. You may also be able to eliminate your sales charge based on how you make your investment in the Evergreen funds (such as through a financial advisor’s wrap account program), based on your relationship to the Evergreen funds and their related companies (for example, if you are an employee of Wachovia or a broker-dealer that sells Evergreen funds) and under certain other circumstances (for example, upon the death or disability of a shareholder named on the account). See "How To Reduce or Eliminate Your Sales Charge" for more details about these programs, and remember to inform Evergreen or your investment professional of any other holdings in Evergreen funds or circumstances that may make you eligible for reduced sales charges.

Class A

If you select Class A shares, you may pay a front-end sales charge as described in the following table, but you do not pay a contingent deferred sales charge (except in the limited circumstances described below). In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested in a Fund. The actual charge depends on the amount invested, subject to any waivers or reductions for which you may be eligible (see "How to Reduce or Eliminate Your Sales Charge"):

Your Investment	Sales Charge as a % of Offering Price [1,2]	Sales Charge as a % of Your Net Investment [2]	Dealer Commission as a % of Offering Price [3]
Up to $99,999	2.25%	2.30%	2.00%
$100,000-$249,999	1.75%	1.78%	1.50%
$250,000-$499,999	1.50%	1.52%	1.25%
$500,000-$999,999	1.00%	1.01%	0.75%
$1,000,000-$4,999,999	0.00%	0.00%	0.50% of the first $4,999,999, plus [4]
$5,000,000 or greater	0.00%	0.00%	0.25% of amounts equal to or over $5,000,000

1.  The offering price includes the applicable front-end sales charge.

2.  The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

3.  The Dealer Commission is generally paid from the sales charge you pay upon investing in the Fund.

4.  Adjustable Rate Fund pays 0.25% to investment firms for amounts over $1,000,000.

Purchases of Class A shares in connection with reinvestments of distributions, exchanges from Class A shares of another Evergreen fund where you paid a sales charge and distribution exchanges (purchasing shares of one Evergreen fund using distributions from another Evergreen fund) are not subject to sales charges. Although no front-end sales charge applies to purchases of $1 million or more, investments of $1 million or more will be subject to a contingent deferred sales charge of 1.00% if you redeem any such shares within 18 months of purchase. The holding period for the contingent deferred sales charge for Class A shares ends on the first day of the 18th month after your purchase is accepted, regardless of the day of the month that your purchase was accepted. For example, if you invest $1 million or more in Class A shares on July 22nd, a redemption of any of those shares will not be subject to the 1.00% contingent deferred sales charge after December 31st of the following year. For more information, see "Calculating the Contingent Deferred Sales Charge" later in this section.

The front-end sales charge may be reduced or eliminated under certain circumstances. See "How To Reduce or Eliminate Your Sales Charge."

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a contingent deferred sales charge if you redeem your shares within four years. See "Calculating the Contingent Deferred Sales Charge" for information on how the holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. In addition, your shares are subject to 12b-1 fees. After six years, Class B shares automatically convert to Class A shares. Pay particular attention to the fees and expenses of Class B shares to ensure it is the appropriate share class for your investment needs. If you are investing for the short-term, the combined contingent deferred sales charge and Rule 12b-1 fees may result in higher costs than if you had purchased Class A or Class C shares.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	2.00%
2	1.50%
3	1.00%
4	0.50%
5	0.00%
6	Converts to Class A
Dealer Allowance	2.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge."

A shareholder may not purchase Class B shares if the purchase would cause the shareholder's aggregate Class B share holdings in the Evergreen funds to exceed $250,000. Purchase orders that would cause a shareholder's account to exceed this amount in Class B shares will be treated as a purchase of Class A shares. However, Evergreen is not able to track a shareholder's purchases made through financial intermediaries or held in an omnibus account. It will be necessary for the financial intermediary to track purchases of the Evergreen funds by their clients to ensure adherence to our policy. Certain of the Evergreen funds' financial intermediaries are currently in the process of enhancing their computer systems in order to have the ability to aggregate shares. Until these systems are complete, such financial intermediaries are unable to aggregate share class purchases. Purchases of Class B shares made through different financial intermediaries, such as through two different broker-dealers, would not be able to be tracked and aggregated.

Class C

If you select Class C shares, you do not pay a front-end sales charge but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you redeem your shares within one year. See "Calculating the Contingent Deferred Sales Charge" for information on how the holding period is calculated and how the contingent deferred sales charge is calculated at the time of redemption. These shares do not convert to Class A shares, so the higher 12b-1 fees paid by Class C shares continue for the life of the account and may cost more over the life of the account than if you had paid a sales charge on Class A shares.

The amount of the maximum contingent deferred sales charge depends on the length of time the shares are held, as shown below:

Years Held	Maximum Contingent Deferred Sales Charge
1	1.00%
Thereafter	0.00%
Dealer Allowance	1.00%

The maximum contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "How To Reduce or Eliminate Your Sales Charge."

Calculating the Contingent Deferred Sales Charge

The holding period for the contingent deferred sales charge on Class B and Class C shares begins on the day your purchase is accepted. See "How to Buy Shares" for a complete description of the Fund's purchase procedures. For example, if you purchase Class B shares on January 2nd, a redemption of any of those shares would be subject to the 2.00% contingent deferred sales charge until January 2nd of the following year. Beginning on January 2nd of the following year, you would be subject to the 1.50% contingent deferred sales charge on redemptions of those shares until January 2nd of the next year. Please refer to the tables above for the complete schedule of Class B and Class C shares' maximum contingent deferred sales charge.

If a contingent deferred sales charge on Class A, Class B or Class C shares is imposed, the Fund deducts it from the redemption proceeds you would otherwise receive. The contingent deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the contingent deferred sales charge and then shares held the longest in an effort to keep the contingent deferred sales charge a shareholder would pay as low as possible. The contingent deferred sales charge on any redemption is, to the extent permitted by FINRA, paid to EIS or its predecessor.

Class I

The Fund offers Class I shares at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fees. Class I shares are only offered, subject to the minimum initial purchase requirements stated under "Shareholder Transactions," in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors, and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees (if any) or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these financial services firms may include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO REDUCE OR ELIMINATE YOUR SALES CHARGE

There are several ways in which you may be able to reduce or eliminate sales charges, regardless of whether you hold your shares directly with a Fund or through a financial intermediary.

Contact Evergreen or your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be necessary for you to inform Evergreen or your investment professional of the existence of other accounts, or any other facts and circumstances, that may be relevant to qualifying for any of these programs and to provide Evergreen or your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs.You should provide information and records regarding shares of Evergreen funds held in all accounts with your investment professional or any other financial intermediary by you and/or members of your immediate family. For further details on exactly who is a member of your immediate family, please see the discussion entitled "Immediate Family Members" at the end of this section.

You can find information relating to the Funds' sales charge, sales charge reduction and elimination programs free of charge at EvergreenInvestments.com, as well as the section entitled "Purchase and Redemption of Shares" in the SAI.

Class A

Rights of Accumulation. You may add the current value of all of your existing Evergreen funds investments in Class A, Class B and Class C shares, excluding amounts invested in Evergreen money market funds on which you have not previously paid a sales charge, to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely at either the Evergreen funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. Shares held through other financial service firms may not be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of Evergreen funds investments held by the members of your immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section), including the value of Evergreen funds investments held by you or them in individual retirement plans, such as individual retirement accounts (IRAs), and Trust accounts where either you or your immediate family member is the Grantor of the Trust provided such balances are also currently held entirely at either the Evergreen funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. However, the value of Evergreen funds investments held in employer retirement plans, such as 401(k) plans, is not eligible for inclusion.

Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of one or more Evergreen funds over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Combined Purchases. You may reduce your front-end sales charge for purchases of Class A shares if you purchase Class A, Class B and/or Class C shares in multiple Evergreen funds, excluding amounts that you invest in any Evergreen money market funds on which no sales charge will be paid, at the same time. The combined dollar amount invested in Class A, Class B and Class C shares will determine the front-end sales charge applied to all of your current Class A share purchases. For example, if you invest $75,000 in each of two different Evergreen funds, you pay a sales charge based on a $150,000 purchase (e.g., 3.75% of the offering price, rather than 4.50%). Shares held through other financial service firms may not be added to your current purchase for purposes of determining your Class A sales charge.

NAV Purchases. Each Fund may sell Class A shares at NAV (without a front-end or contingent deferred sales charge) to the following:

  Current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates, and members of each such individual’s immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section).
  Employees of broker-dealer firms that have entered into dealer agreements with EIS, and members of each such individual’s immediate family (please see the discussion entitled "Immediate Family Members" at the end of this section).
  Corporate-sponsored retirement plans and non-qualified deferred compensation plans, in each case sponsored by an organization having 100 or more eligible employees. Such purchases are subject to a dealer commission of 1.00% of the amount of purchase paid to the dealer by EIS (subject to recapture by EIS from the dealer if the purchase is redeemed within 12 months after the month of purchase).
  Institutional investors (which may include bank trust departments and registered investment advisors).
  Wrap or separately managed accounts, which are accounts held with investment advisors, consultants or financial planners who have entered into an agreement with Evergreen, charge their clients a management, consulting, advisory or other fee and place trades for the accounts of their clients.
  In connection with the court-approved settlement of the lawsuit, O'Malley v. Boris, C.A. No. 15735-NC, a class action involving certain successors in interest to EVEREN Securities, Inc., Evergreen has agreed to permit class members to purchase up to $50,000 in Class A shares of certain eligible mutual funds, including the Funds, at NAV without a front-end sales charge. Class members may transfer this benefit to certain family members and related entities. This benefit expires as of April 29, 2009.

Classes A, B and C

You will not be assessed a contingent deferred sales charge for Class A (if applicable), Class B or Class C shares if you redeem shares in the following situations:

  When the shares were purchased through reinvestment of dividends/capital gains.
  Death of a shareholder named on the relevant account, provided the redemption is made prior to registering the account in another name or changing the account registration to remove the decedent’s name.
  Disability of a shareholder named on the relevant account incurred after purchase of the shares (this generally excludes accounts registered in the names of trusts and other entities). In order to be considered disabled, the shareholder's condition must meet the Social Security Administration's definition of disability.
  Systematic withdrawals of up to 1.00% of the account balance per month or up to 3.00% of the account balance per quarter.
  Shares in an account that has been closed because it falls below the minimum initial purchase amount.
  Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA.
  Mandatory withdrawals from the ERISA plan of a shareholder who is at least 70½ years old.
  Loan proceeds and financial hardship distributions from a retirement plan.
  Returns of excess contributions or excess deferral amounts made to a retirement plan participant.
  A redemption by an individual participant in a corporate-sponsored retirement plan or non-qualified deferred compensation plan (this waiver is not available in the event such a plan, as a whole, redeems substantially all of its assets).

Immediate Family Members

Immediate family members include the following, and only the following:

Your spouse, who is the person to whom you are legally married. We also consider your spouse to include the following:

  an individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage;
  a domestic partner, who is an individual (including one of the same gender) with whom you share a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both of you provide personal or financial welfare of the other without a fee, to whom you are not related by blood and to whom you are not married; and
  an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Your parents, who are your biological or adoptive mother and father. We also consider your parents to include any legal guardian, who is the person legally placed in charge of your affairs if you are a minor or legally incompetent, and your stepparents. We do not consider your parents to include any mother-in-law, father-in-law or grandparent.

Your siblings, who are your biological brothers and sisters, stepbrothers and stepsisters. We also consider your siblings to include your adoptive brothers and sisters. We do not consider your siblings to include any brother-in-law or sister-in-law.

Your children, who are your biological or adopted sons and daughters. We also consider your children to include your stepchildren, legal wards and persons for whom you stand in loco parentis. We do not consider your children to include any daughter-in-law, son-in-law or grandchild.

SHAREHOLDER TRANSACTIONS

Evergreen funds make investing easy. Once you decide on an amount and a share class, talk to your investment professional and send in your payment, or simply fill out an application.

Small Account Fee

The Evergreen funds reserve the right to assess a $15 annual low balance fee on each fund account with a value of less than $1,000, or $1,000,000 in the case of Class I shares. The funds will not assess this fee on: (i) accounts established under a Systematic Investment Plan (SIP), including IRAs, that have a value of less than $1,000 if the account is less than one year old, (ii) accounts established in connection with the conversion of Class B shares to Class A shares, (iii) employer sponsored retirement and/or qualified plans or (iv) other accounts as may be determined from time to time by the Evergreen funds. The Evergreen funds will notify you prior to assessing this fee, so that you can increase your account balance above the minimum, consolidate your accounts, or liquidate your account. You may take these actions at any time by contacting your investment professional or Evergreen.

Minimum Investments

	Minimum Initial Purchase of Class A, B and C Shares [1]	Minimum Initial Purchase of Class I Shares	Minimum Additional Purchases
Regular Accounts	$ 1,000 [2,3,4]	$ 1,000,000 [2,5]	None
IRAs	$ 1,000 [2,3]	N/A [5]	None
Systematic Investment Plan	$ 500 [3]	N/A [5]	$ 50/monthly (for Classes A, B and C) [5]

1.  The maximum aggregate purchase amount of Class B shares by a shareholder in the Evergreen funds is $250,000.

2.  The Evergreen funds may redeem accounts that fall below the minimum initial purchase amount due to shareholder transactions.

3.  Minimum initial purchase amount for Evergreen Equity Index Fund is $25,000. Shareholders of Evergreen Equity Index Fund who held shares in a registered name prior to December 1, 2005 may continue to retain a minimum balance of $1,000, however, these accounts will be subject to the small account fee referred to above.

4.  The minimum initial purchase amount of $1,000 is not applicable to participants in a wrap account.

5.  Minimum initial purchase amount does not apply to former Class Y shareholders, former SouthTrust funds shareholders, former Vestaur Securities Fund shareholders or to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisors on behalf of their clients, each of whom may invest at minimum investment amounts for Class A, B and C shares described above.

HOW TO BUY SHARES

Method	Opening an Account	Adding to an Account
By Mail or through an Investment Professional

  Complete and sign the account application. Applications may be downloaded from EvergreenInvestments.com.
  Make the check payable to Evergreen funds. Cash, credit cards, third party checks, credit card checks, starter checks, money orders or Automated Clearing House (ACH) drafts will not be accepted.
  Mail the application and your check to the address below:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Or deliver them to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

  Make your check payable to Evergreen funds.
  Write a note specifying:
    the Fund name and number
    share class
    your account number
    the name(s) in which the account is registered
    any information regarding other accounts you hold
  Mail to the address to the left or deliver to your investment professional (provided he or she has a broker-dealer arrangement with EIS).

By Phone

  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).

  Call the Evergreen Express Line at 1.800.346.3858
  24 hours a day, or to speak with an Evergreen funds service representative call 1.800.343.2898 between 9 a.m. and 6 p.m. ET, on any business day.
  Instruct your bank to send Federal Funds Wire (offers immediate access to funds).
  If your bank account is set up on file, you can request electronic transfer through the ACH, which avoids wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

  The Fund or an authorized investment dealer must receive your purchase order before the Fund's closing time (usually 4:00 pm ET) in order for your purchase to be effected at that day's net asset value. [1]

By Exchange

  You can make an additional investment by exchange from an existing Evergreen fund account by contacting your investment professional or an Evergreen funds service representative, by calling the Evergreen Express Line at 1.800.346.3858 or by visiting our Web site at EvergreenInvestments.com. Your exchange must meet the investment minimum of the fund into which you are exchanging. [2]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge when exchanging funds within the Evergreen funds family. [3]
  Orders placed before the Fund’s closing time (usually 4 p.m. ET on market trading days) will be processed at that day’s closing share price. Orders placed at or after the Fund’s closing time (usually 4 p.m. ET) will be processed using the next net asset value calculated. [1]
  An exchange is considered both a sale and a purchase of shares and may create a taxable event. See “Taxes - Gains/Losses You Realize When You Sell or Exchange Shares.”

Systematic Investment Plan (SIP)

  You can transfer money automatically from your bank account into your Fund account on a monthly or quarterly basis.
  To enroll, check off the box on the account application and provide:
  your bank account information
  the amount and date of your monthly or quarterly investment

  To establish automatic investing for an existing account, call 1.800.343.2898 for an application.
  You can also establish an investing program through direct deposit from your paycheck. Call 1.800.343.2898 for details.

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

2.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

3.  This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the shares have been subject to a previous sales charge.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call the Evergreen Express Line at 1.800.346.3858 24 hours a day, or to speak with an Evergreen funds service representative, call 1.800.343.2898 between 9 a.m. and 6 p.m. ET, on any business day.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before the Fund's closing time (usually 4 p.m. ET on market trading days) will be processed at that day's closing price. Requests made at or after the Fund's closing time will be processed using the next net asset value calculated. [2]
  We can:
    wire the proceeds into your bank account on file (service charges may apply), electronically transmit the proceeds into your bank account on file via the ACH service, or mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s)
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be signature guaranteed.
  To redeem from an IRA or other retirement account, call 1.800.343.2898 for special instructions.

Other Ways to Redeem	You may also redeem your shares by contacting your investment professional who may charge a fee for this service.
Systematic Withdrawal Plan (SWP)

  You can transfer money automatically from your Fund account on a monthly or quarterly basis.
  The withdrawal can be mailed to you, or deposited directly into your bank account.
  The minimum is $75 per month.
  To enroll, call 1.800.343.2898 for instructions.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the Fund's closing time. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:

  You are redeeming more than $50,000.
  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Payroll Deduction (Classes A, B and C only)

If you want to invest automatically through your paycheck, call 1.800.343.2898 to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our Web site at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

When an investor purchases shares of a Fund, the investor generally becomes eligible to receive dividend distributions on such shares on the first business day following receipt by the Fund’s transfer agent of payment for the shares.

If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though you did not hold your shares during all or some of the period when the dividend or distribution was earned by the Fund.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.343.2898 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15% for the taxable years beginning before January 1, 2011, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

OVERVIEW OF FEES AND EXPENSES

As summarized earlier in this prospectus, investors in the Evergreen funds may pay two types of fees: (i) shareholder transaction fees paid directly by the investor, including sales charges (loads) and (ii) on-going fees that are deducted from the assets of the Fund, including management fees, distribution (Rule 12b-1) fees, transfer agency and shareholder service fees, and legal, audit, custody and other miscellaneous fees. These fees are described more fully below. Both types of fees reduce the overall return earned by an investor. Class I shares of a Fund do not pay transaction fees.

SHAREHOLDER FEES (fees paid directly from your investment)

Shareholder fees generally are deducted directly from a shareholder’s investment in an account with a Fund. Depending on the Fund and the share class purchased, these fees may include front-end sales charges (deducted at the time the investor purchases shares of the Fund), and deferred sales charges (deducted at the time the investor sells shares of the Fund). You should refer to the section entitled "How to Choose the Share Class that Best Suits You" for a schedule of front-end and contingent deferred sales charges by share class. Investors should pay particular attention to situations that would entitle them either to reduce or eliminate sales charges. Please see the section entitled "How to Reduce or Eliminate Your Sales Charge" for more information.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a distribution plan permitting the Funds to pay 12b-1 fees at an annual rate of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The Funds may use 12b-1 fees to compensate the Funds' distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

PORTFOLIO TRADING COSTS

Transactions involving debt securities are generally conducted directly with dealers or other counterparties in "principal transactions," and no commissions are paid. Rather, an undisclosed amount of “mark-up” is included in the price paid for the securities. (By contrast, when mutual funds buy or sell equity securities, they typically pay brokerage commissions to the broker-dealers that execute the transactions.) As a result, the Funds will incur transaction costs in connection with portfolio security transactions, even though they will pay few, if any, brokerage commissions.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request.

Adjustable Rate Fund

Year Ended June 30,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68
Income from investment operations
Net investment income (loss)	0.38	0.29 [1]	0.20 [1]	0.15 [1]	0.28
Net realized and unrealized gains or losses on investments	0.02	- 0.05	0	- 0.03	0.02
Total from investment operations	0.40	0.24	0.20	0.12	0.30

Distributions to shareholders from
Net investment income	- 0.42	- 0.31	- 0.31	- 0.30	- 0.35
Tax basis return of capital	0	- 0.04 [1]	0	0	0
Total distributions to shareholders	- 0.42	- 0.35	- 0.31	- 0.30	- 0.35

Net asset value, end of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63
Total return [2]	4.42%	2.61%	2.14%	1.22%	3.11%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 311,031	$ 486,223	$ 826,622	$ 1,301,464	$ 2,102,065
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.07%	0.91%	0.71%	0.70%	0.68%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.11%	0.93%	0.75%	0.71%	0.69%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.71%	0.73%	0.69%	0.70%	0.68%
Interest and fee expense [3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.18%	3.13%	2.16%	1.62%	2.42%
Portfolio turnover rate	29%	16%	16%	32%	14%

Year Ended June 30,
CLASS B	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68
Income from investment operations
Net investment income (loss)	0.32 [1]	0.23 [1]	0.14 [1]	0.09 [1]	0.19
Net realized and unrealized gains or losses on investments	0.01	- 0.06	- 0.01	- 0.04	0.03
Total from investment operations	0.33	0.17	0.13	0.05	0.22

Distributions to shareholders from
Net investment income	- 0.35	- 0.24	- 0.24	- 0.23	- 0.27
Tax basis return of capital	0	- 0.04 [1]	0	0	0
Total distributions to shareholders	- 0.35	- 0.28	- 0.24	- 0.23	- 0.27

Net asset value, end of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63
Total return [2]	3.65%	1.90%	1.43%	0.52%	2.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 274,387	$ 401,063	$ 563,993	$ 743,172	$ 945,625
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.81%	1.63%	1.45%	1.41%	1.43%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.81%	1.64%	1.45%	1.41%	1.43%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.45%	1.45%	1.43%	1.41%	1.43%
Interest and fee expense [3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	3.45%	2.45%	1.44%	0.91%	1.71%
Portfolio turnover rate	29%	16%	16%	32%	14%

1.  Per share amounts are based on average shares outstanding during the period.

2.  Excluding applicable sales charges

3.  Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

Year Ended June 30,
CLASS C	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68
Income from investment operations
Net investment income (loss)	0.32 [1]	0.23 [1]	0.13 [1]	0.09 [1]	0.19
Net realized and unrealized gains or losses on investments	0.01	- 0.06	0	- 0.04	0.03
Total from investment operations	0.33	0.17	0.13	0.05	0.22

Distributions to shareholders from
Net investment income	- 0.35	- 0.24	- 0.24	- 0.23	- 0.27
Tax basis return of capital	0	- 0.04 [1]	0	0	0
Total distributions to shareholders	- 0.35	- 0.28	- 0.24	- 0.23	- 0.27

Net asset value, end of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63
Total return [2]	3.65%	1.90%	1.43%	0.52%	2.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 497,661	$ 736,772	$ 1,247,703	$ 1,966,006	$ 2,824,812
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.81%	1.62%	1.45%	1.41%	1.43%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.81%	1.63%	1.45%	1.41%	1.43%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.45%	1.44%	1.43%	1.41%	1.43%
Interest and fee expense [3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	3.45%	2.43%	1.42%	0.91%	1.70%
Portfolio turnover rate	29%	16%	16%	32%	14%

Year Ended June 30,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68
Income from investment operations
Net investment income (loss)	0.41	0.32 [1]	0.23 [1]	0.18 [1]	0.33
Net realized and unrealized gains or losses on investments	0.02	- 0.05	0	- 0.04	- 0.01 [4]
Total from investment operations	0.43	0.27	0.23	0.14	0.32

Distributions to shareholders from
Net investment income	- 0.45	- 0.34	- 0.34	- 0.32	- 0.37
Tax basis return of capital	0	- 0.04 [1]	0	0	0
Total distributions to shareholders	- 0.45	- 0.38	- 0.34	- 0.32	- 0.37
Net asset value, end of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63
Total return	4.69%	2.92%	2.45%	1.53%	3.36%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,361,685	$ 1,548,974	$ 1,950,844	$ 2,722,219	$ 2,732,661
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.80%	0.63%	0.45%	0.41%	0.44%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.80%	0.64%	0.45%	0.41%	0.44%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.44%	0.45%	0.43%	0.41%	0.44%
Interest and fee expense [3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.47%	3.46%	2.43%	1.91%	2.65%
Portfolio turnover rate	29%	16%	16%	32%	14%

1.  Per share amounts are based on average shares outstanding during the period.

2.  Excluding applicable sales charges

3.  Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

4.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

Short Intermediate Bond Fund

	Year Ended June 30,
CLASS A	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01
Income from investment operations
Net investment income (loss)	0.26	0.24	0.23	0.22	0.27
Net realized and unrealized gains or losses on investments	0.06	- 0.26	0.07	- 0.25	0.34
Total from investment operations	0.32	- 0.02	0.30	- 0.03	0.61
Distributions to shareholders from
Net investment income	- 0.25	- 0.25	- 0.24	- 0.24	- 0.27
Net realized gains	0	0	0	- 0.01	- 0.02
Tax basis return of capital	- 0.01 [1]	0	0	0	0
Total distributions to shareholders	- 0.26	- 0.25	- 0.24	- 0.25	- 0.29
Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33
Total return [2]	5.51%	- 0.31%	4.99%	- 0.41%	10.42%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 56,384	$ 68,516	$ 83,691	$ 84,755	$ 93,989
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%	0.77%	0.73%	0.74%	0.67%
Expenses excluding waivers/reimbursements and expense reductions	0.89%	0.87%	0.88%	0.89%	0.74%
Net investment income (loss)	4.33%	4.03%	3.69%	3.62%	4.35%
Portfolio turnover rate	128%	113%	154%	149%	132%

	Year Ended June 30,
CLASS B	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01
Income from investment operations
Net investment income (loss)	0.21	0.20	0.17	0.17	0.21
Net realized and unrealized gains or losses on investments	0.06	- 0.27	0.08	- 0.25	0.35
Total from investment operations	0.27	- 0.07	0.25	- 0.08	0.56
Distributions to shareholders from
Net investment income	- 0.20	- 0.20	- 0.19	- 0.19	- 0.22
Net realized gains	0	0	0	- 0.01	- 0.02
Tax basis return of capital	- 0.01 [1]	0	0	0	0
Total distributions to shareholders	- 0.21	- 0.20	- 0.19	- 0.20	- 0.24
Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33
Total return [2]	4.67%	- 1.15%	4.11%	- 1.27%	9.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 5,133	$ 7,131	$ 10,343	$ 13,664	$ 21,249
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.57%	1.58%	1.59%	1.57%
Expenses excluding waivers/reimbursements and expense reductions	1.59%	1.57%	1.58%	1.59%	1.59%
Net investment income (loss)	3.55%	3.22%	2.83%	2.77%	3.45%
Portfolio turnover rate	128%	113%	154%	149%	132%

1.  Tax basis return of capital per share is based on average shares outstanding during the period.

2.  Excluding applicable sales charges

	Year Ended June 30,
CLASS C	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01
Income from investment operations
Net investment income (loss)	0.21	0.19	0.17	0.17	0.21
Net realized and unrealized gains or losses on investments	0.06	- 0.26	0.08	- 0.25	0.35
Total from investment operations	0.27	- 0.07	0.25	- 0.08	0.56
Distributions to shareholders from
Net investment income	- 0.20	- 0.20	- 0.19	- 0.19	- 0.22
Net realized gains	0	0	0	- 0.01	- 0.02
Tax basis return of capital	- 0.01 [1]	0	0	0	0
Total distributions to shareholders	- 0.21	- 0.20	- 0.19	- 0.20	- 0.24
Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33
Total return [2]	4.67%	- 1.15%	4.11%	- 1.27%	9.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 13,035	$ 16,659	$ 21,359	$ 30,311	$ 39,936
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.58%	1.58%	1.59%	1.57%
Expenses excluding waivers/reimbursements and expense reductions	1.59%	1.58%	1.58%	1.59%	1.59%
Net investment income (loss)	3.55%	3.23%	2.83%	2.77%	3.44%
Portfolio turnover rate	128%	113%	154%	149%	132%

	Year Ended June 30,
CLASS I	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01
Income from investment operations
Net investment income (loss)	0.28	0.25	0.23	0.23	0.28
Net realized and unrealized gains or losses on investments	0.05	- 0.26	0.08	- 0.25	0.34
Total from investment operations	0.33	- 0.01	0.31	- 0.02	0.62
Distributions to shareholders from
Net investment income	- 0.26	- 0.26	- 0.25	- 0.25	- 0.28
Net realized gains	0	0	0	- 0.01	- 0.02
Tax basis return of capital	- 0.01 [1]	0	0	0	0
Total distributions to shareholders	- 0.27	- 0.26	- 0.25	- 0.26	- 0.30
Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33
Total return	5.71%	- 0.16%	5.15%	- 0.27%	10.54%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 715,849	$ 986,859	$ 1,197,647	$ 1,150,215	$ 1,149,953
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%	0.57%	0.58%	0.59%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.59%	0.57%	0.58%	0.59%	0.59%
Net investment income (loss)	4.53%	4.23%	3.84%	3.76%	4.44%
Portfolio turnover rate	128%	113%	154%	149%	132%

1.  Tax basis return of capital per share is based on average shares outstanding during the period.

2.  Excluding applicable sales charges

Ultra Short Opportunities Fund

(Formerly Evergreen Ultra Short Bond Fund)

Year Ended June 30,
CLASS A	2007	2006	2005	2004	2003 [1]
Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$ 10.00
Income from investment operations
Net investment income (loss)	0.53	0.45	0.35	0.26	0.02
Net realized and unrealized gains or losses on investments	0.01	- 0.19	0.01	- 0.03	0.05
Total from investment operations	0.54	0.26	0.36	0.23	0.07
Distributions to shareholders from
Net investment income	- 0.54	- 0.47	- 0.39	- 0.32	- 0.02
Net asset value, end of period	$ 9.72	$ 9.72	$ 9.93	$ 9.96	$ 10.05
Total return [2]	5.66%	2.71%	3.73%	2.35%	0.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 88,764	$ 94,787	$ 124,221	$ 104,999	$ 17,872
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.03%	0.86%	0.77%	0.92%	0.32%[3]
Expenses including interest and fee expenses but excluding waivers/reimbursements and expense reductions	1.12%	0.90%	0.87%	0.98%	2.93%[3]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.78%	0.81%	0.77%	0.92%	0.32%[3]
Interest and fee expense [4]	0.25%	0.05%	0.00%	0.00%	0.00%[3]
Net investment income (loss)	5.38%	4.57%	3.46%	2.58%	2.76%[3]
Portfolio turnover rate	40%	31%	25%	44%	0%

Year Ended June 30,
CLASS B	2007	2006	2005	2004	2003 [1]
Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$ 10.00
Income from investment operations
Net investment income (loss)	0.46	0.38	0.27 [5]	0.19 [5]	0.02
Net realized and unrealized gains or losses on investments	0.01	- 0.19	0.02	- 0.03	0.05
Total from investment operations	0.47	0.19	0.29	0.16	0.07
Distributions to shareholders from
Net investment income	- 0.47	- 0.40	- 0.32	- 0.25	- 0.02
Net asset value, end of period	$ 9.72	$ 9.72	$ 9.93	$ 9.96	$ 10.05
Total return [2]	4.89%	1.99%	3.01%	1.65%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 19,321	$ 19,633	$ 20,052	$ 16,029	$ 3,213
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.78%	1.58%	1.47%	1.62%	1.12%[3]
Expenses including interest and fee expenses but excluding waivers/reimbursements and expense reductions	1.83%	1.61%	1.57%	1.68%	5.19%[3]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.53%	1.53%	1.47%	1.62%	1.12%[3]
Interest and fee expense [4]	0.25%	0.05%	0.00%	0.00%	0.00%[3]
Net investment income (loss)	4.67%	3.88%	2.75%	1.90%	1.76%[3]
Portfolio turnover rate	40%	31%	25%	44%	0%

1.  For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2.  Excluding applicable sales charges

3.  Annualized

4.  Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

5.  Net investment income (loss) per share is based on average shares outstanding during the period.

Year Ended June 30,
CLASS C	2007	2006	2005	2004	2003 [1]
Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$ 10.00
Income from investment operations
Net investment income (loss)	0.46	0.38	0.27	0.19 [2]	0.02
Net realized and unrealized gains or losses on investments	0.01	- 0.19	0.02	- 0.03	0.05
Total from investment operations	0.47	0.19	0.29	0.16	0.07
Distributions to shareholders from
Net investment income	- 0.47	- 0.40	- 0.32	- 0.25	- 0.02
Net asset value, end of period	$ 9.72	$ 9.72	$ 9.93	$ 9.96	$ 10.05
Total return [3]	4.89%	1.99%	3.01%	1.65%	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 78,612	$ 82,184	$ 115,248	$ 135,412	$ 17,820
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.78%	1.57%	1.47%	1.62%	1.02%[4]
Expenses including interest and fee expenses but excluding waivers/reimbursements and expense reductions	1.83%	1.60%	1.57%	1.68%	3.69%[4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.53%	1.52%	1.47%	1.62%	1.02%[4]
Interest and fee expense [5]	0.25%	0.05%	0.00%	0.00%	0.00%[4]
Net investment income (loss)	4.67%	3.86%	2.73%	1.88%	2.09%[4]
Portfolio turnover rate	40%	31%	25%	44%	0%

Year Ended June 30,
CLASS I	2007	2006	2005	2004	2003 [1]
Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$ 10.00
Income from investment operations
Net investment income (loss)	0.55	0.48	0.38 [2]	0.29 [2]	0.03
Net realized and unrealized gains or losses on investments	0.01	- 0.19	0.01	- 0.03	0.05
Total from investment operations	0.56	0.29	0.39	0.26	0.08
Distributions to shareholders from
Net investment income	- 0.56	- 0.50	- 0.42	- 0.35	- 0.03
Net asset value, end of period	$ 9.72	$ 9.72	$ 9.93	$ 9.96	$ 10.05
Total return	5.93%	3.02%	4.05%	2.67%	0.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 577,454	$ 474,373	$ 381,760	$ 215,930	$ 2,343
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.76%	0.58%	0.47%	0.62%	0.07%[4]
Expenses including interest and fee expenses but excluding waivers/reimbursements and expense reductions	0.81%	0.61%	0.57%	0.68%	3.89%[4]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.51%	0.53%	0.47%	0.62%	0.07%[4]
Interest and fee expense [5]	0.25%	0.05%	0.00%	0.00%	0.00%[4]
Net investment income (loss)	5.68%	4.90%	3.80%	2.91%	2.95%[4]
Portfolio turnover rate	40%	31%	25%	44%	0%

1.  For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2.  Net investment income (loss) per share is based on average shares outstanding during the period.

3.  Excluding applicable sales charges

4.  Annualized

5.  Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

OTHER FUND PRACTICES

Although not currently a principal investment strategy, the Funds may borrow money temporarily to meet redemption requests and/or to settle investment transactions. The Funds may also enter into reverse repurchase agreements, TBA mortgage securities, mortgage dollar rolls, and invest in other derivatives to enhance its investment return. These transactions may result in leverage. Leverage can create special risks. Leveraging can exaggerate changes in the Fund’s net asset value and performance as well as magnify the risks associated with the underlying securities in which the Fund invests. Leverage may disproportionately increase a Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Although not principal investment strategies of the Fund, Short Intermediate Bond Fund might invest up to 10% of its assets in below investment grade bonds and may invest up to 20% of its assets in foreign securities. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds. These bonds are considered speculative by the major rating agencies (and bonds in the lowest rating category are highly speculative and may be in default) and are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields. Markets may react severely to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult to buy or sell certain debt instruments or establish their fair value.

Short Intermediate Bond Fund may invest in foreign securities. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk. For a discussion of this risk, see "Overview of Fund Risks" on page 2. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund’s shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund’s investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund’s holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains at the Fund level and its distributions to shareholders. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

The Evergreen funds generally do not take portfolio turnover into account in making investment decisions. Therefore, a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions of which are taxable to shareholders as ordinary income except to shareholders holding Fund shares in retirement plans. Portfolio turnover rates can be found in the "Financial Highlights" section of this prospectus.

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. In addition, Adjustable Rate Fund may invest up to 100% of its assets in obligations that pay fixed interest rates for temporary defensive purposes. These strategies are inconsistent with each Fund's principal investment strategies and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. A Fund may also from time to time post to EvergreenInvestments.com more current portfolio holdings information as of a specified date. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill)	The Lehman 6-Month T-Bill is an unmanaged index comprised of the latest issued 6-Month U.S. Treasury Bill.	Adjustable Rate Fund
Lehman Brothers Intermediate Government/Credit Index (LBIGCI)	The LBIGCI is an unmanaged fixed income index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities with one to seven years remaining maturity.	Short Intermediate Bond Fund
Lehman Brothers Government/Credit 0-2.5 Year Index (LBGC0-2.5YI)

The LBGC0-2.5YI is a custom, unmanaged, broad-based total return index comprised of fixed and floating rate securities with maturities of less than 2.5 years, including those issued by the U.S. government, U.S. government agencies and U.S. corporations.

Ultra Short Opportunities Fund

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder Services

Call 1.800.343.2898

Monday-Friday, 8 a.m. to 6 p.m. ET to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  30 Dan Road

·  Canton, MA 02021-2809

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive
Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices — A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen Investments of any inaccuracies.

Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Short and Intermediate Term Bond Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date. The Annual Report also contains commentary from the Fund’s portfolio managers regarding the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 541692 RV11 (11/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08365

SEC File No.: 811-08415

EVERGREEN SELECT FIXED INCOME TRUST
PART A
PROSPECTUS FOR EVERGREEN ADJUSTABLE RATE FUND AND EVERGREEN SHORT INTERMEDIATE BOND FUND

CLASS IS

 Prospectus, November 1, 2007

Evergreen
Short and Intermediate Term Bond Funds

Evergreen Adjustable Rate Fund
Evergreen Short Intermediate Bond Fund
Class IS

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Adjustable Rate Fund
Evergreen Short Intermediate Bond Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
The Funds' Sub-Advisor
The Funds' Portfolio Managers
Pricing
How to Choose an Evergreen Fund
How to Choose the Share Class that Best Suits You
How to Buy Shares
How to Redeem Shares
Other Services
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Short and Intermediate Term Bond Funds

typically rely on a combination of the following strategies:

  investing a substantial portion of their assets in short- and/or intermediate-term debt securities, including mortgage- and asset-backed securities or other securities collateralized by or representing interests in a pool of mortgages or other assets; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  seek current income; and
  seek a Fund which has a shorter duration compared to longer-term bond funds.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities and other income-producing securities (e.g., preferred and common stock) tends to fall. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the duration or maturity of a debt security held by a Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, a Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might be unable to maintain its dividend or benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Mortgage- and Asset-Backed Securities Risk

Unlike traditional debt investments, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. Some mortgage-backed and asset-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for a Fund to buy or sell. A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement. Asset-backed and mortgage-backed securities in which a Fund invests include those issued by private issuers, which are not guaranteed or backed by the credit of the U.S. government or by an agency or instrumentality of the U.S. government.

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. A Fund's use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by a Fund's investment adviser. A Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

U.S. Government Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae or Freddie Mac, are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

Adjustable Rate Fund

FUND FACTS:

Goals:

·  High Current Income

·  Low Volatility of Principal

Principal Investments:

·  Adjustable Rate Securities

·  Mortgage-backed Securities

Class of Shares Offered in this Prospectus:

·  Class IS

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:

·  Tattersall Advisory Group, Inc.

Portfolio Managers:

·  Lisa Brown-Premo

·  Robert D. Rowe

NASDAQ Symbol:

·  ESARX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with low volatility of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund seeks to maintain a relatively stable net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The dollar-weighted average reset period of adjustable rate securities held by the Fund will not exceed one year. Normally, the Fund invests at least 80% of its assets in securities that have interest rates that reset at periodic intervals. The Fund may also invest up to 20% of its assets in obligations that pay fixed interest rates. For temporary defensive purposes, the Fund may invest up to 100% of its assets in such obligations.

Under normal market conditions, the Fund expects that it will invest substantially all of its assets in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities. Some mortgage-backed securities, such as securities issued or guaranteed by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The portfolio managers intend to maintain a minimum dollar-weighted average credit quality for the portfolio of Aaa, as defined by Moody's Investor Services, Inc. or an equivalent rating by another nationally recognized statistical ratings organization. For the purposes of determining dollar-weighted average credit quality, a security's current credit ratings are considered. Security ratings are based on ratings received from nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI).

For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class IS shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class IS Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
6.94	4.55	4.74	7.14	7.60	4.20	1.85	1.81	2.08	4.48

Best Quarter:	1st Quarter 2001	+ 2.18%
Worst Quarter:	2nd Quarter 2004	- 0.07%
Year-to-date total return as of 9/30/2007 is +2.71%.

The next table shows the Fund's average annual total return for Class IS shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1991
Class IS	5/23/1994	4.48%	2.88%	4.52%	4.73%
Class IS	5/23/1994	3.01%	1.55%	2.60%	N/A
(after taxes on distributions) [2]
Class IS	5/23/1994	2.90%	1.66%	2.67%	N/A
(after taxes on distributions and sale of Fund shares) [2]
Lehman 6-Month T-Bill		4.82%	2.52%	4.04%	4.26%

1.  Historical performance shown for Class IS prior to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. These historical returns for Class IS have not been adjusted to reflect the effect of the class' 12b-1 fee. This fee is 0.25% for Class IS. Class I does not pay a 12b-1 fee. If this fee had been reflected, returns for Class IS would have been lower.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class IS
Management Fees	0.21%
12b-1 Fees	0.25%
Other Expenses	0.60%
Total Annual Fund Operating Expenses [3]	1.06%

3.  Total Annual Fund Operating Expenses listed above includes 0.36% of interest expense. Excluding interest expense, Total Annual Fund Operating Expenses would be 0.70% for Class IS.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class IS
1 year	$ 108
3 years	$ 337
5 years	$ 585
10 years	$ 1,294

Short Intermediate Bond Fund

FUND FACTS:

Goal:

·  Maximize Total Return

Principal Investments:

·  Investment Grade Debt Securities

·  Mortgage-backed Securities

Class of Shares Offered in this Prospectus:

·  Class IS

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

Sub-Advisor:

·  Tattersall Advisory Group, Inc.

Portfolio Managers:

·  Robert A. Calhoun, CFA

·  Parham M. Behrooz, CFA

·  Mehmet Camurdan, CFA

·  Eric R. Harper, CFA

·  Todd C. Kuimjian, CFA

NASDAQ Symbol:

·  EFISX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund normally invests at least 80% of its assets in U.S. dollar-denominated investment grade debt securities, including mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed debt securities. Some mortgage-backed securities, such as securities issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself. The Fund maintains a bias toward mortgage-backed and corporate securities in order to capture higher levels of income. The portfolio managers consider a security to be investment grade if it is rated in the top four ratings categories (e.g., BBB/Baa or above) by a nationally recognized statistical ratings organization. Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable. The Fund intends to limit the dollar-weighted average duration of its portfolio to two and a quarter to four and one half years (the Fund's dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration). In addition, the remaining 20% of the Fund's assets may be represented by other investments, including cash, or invested in various cash equivalents or shares of registered investment companies.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI).

For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Mortgage- and Asset-Backed Securities Risk
  Derivatives Risk
  U.S. Government Securities Risk

If the Fund purchases mortgage-backed or asset-backed securities that are 'subordinated' to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called 'subprime' mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class IS shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class IS Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
6.38	7.69	0.30	10.29	8.25	9.62	3.77	2.98	1.32	4.05

Best Quarter:	3rd Quarter 2001	+ 4.52%
Worst Quarter:	2nd Quarter 2004	- 2.44%
Year-to-date total return as of 9/30/2007 is +3.48%.

The next table lists the Fund's average annual total return for Class IS shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Intermediate Government/Credit Index (LBIGCI). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 3/31/1977
Class IS	3/9/1998	4.05%	4.31%	5.41%	7.28%
Class IS	3/9/1998	2.50%	2.75%	N/A	N/A
(after taxes on distributions) [2]
Class IS	3/9/1998	2.61%	2.76%	N/A	N/A
(after taxes on distributions and sale of Fund shares) [2]
LBIGCI		4.08%	4.53%	5.81%	8.18%

1.  Historical performance shown for Class IS from 11/24/1997 to its inception is based on the performance of Class I, the original class offered. Class I is not offered in this prospectus. The historical returns for Class IS have not been adjusted to reflect the effect of the class' 12b-1 fee. This fee is 0.25% for Class IS. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class IS would have been lower. Prior to 11/24/1997, the returns for Class IS are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for Class IS expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

2.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class IS
Management Fees	0.39%
12b-1 Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses [3]	0.02%
Total Annual Fund Operating Expenses [3]	0.86%

3.  The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (each an "Acquired Fund"). The Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Class IS
1 year	$ 88
3 years	$ 274
5 years	$ 477
10 years	$ 1,061

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. One or more investment sub-advisors manage the day-to-day investment operations of the Funds, subject to the oversight of EIMC (see "The Funds' Sub-Advisor(s)").

For the fiscal year ended 6/30/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Adjustable Rate Fund	0.21%
Short Intermediate Bond Fund	0.39%

For a discussion regarding the considerations of each Fund's Board of Trustees in approving each Fund's investment advisory and investment sub-advisory agreements, please see each Fund's Semiannual Report for the period ended December 31, 2006.

Legal Proceedings Pursuant to an administrative order issued by the Securities and Exchange Commission ("SEC") on September 19, 2007, Evergreen Investment Management Company, LLC ("EIMC"), Evergreen Investment Services, Inc. ("EIS"), Evergreen Service Company, LLC ("ESC" and together with EIMC and EIS, the "Evergreen Entities"), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds' prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (FINRA)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

THE FUNDS' SUB-ADVISOR

Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to the Funds. TAG has been managing fixed income accounts since 1976 and manages over $51.3 billion in assets as of 12/31/2006. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services. There is no additional charge to the Funds for the services provided by TAG.

THE FUNDS' PORTFOLIO MANAGERS

Adjustable Rate Fund

The Fund is managed by Lisa Brown-Premo, who is the lead portfolio manager, and Robert D. Rowe.

Ms. Brown-Premo is Senior Portfolio Manager, Managing Director and Head of the Mortgage-Backed and Structured Products Group at TAG and has co-managed the Fund since May 2004. She has been a portfolio manager with TAG or an affiliate since 1996.

Mr. Rowe is a Director and Senior Portfolio Manager of the Mortgage-Backed and Structured Products Group at TAG. Mr. Rowe has been a portfolio manager with TAG or one of its affiliated companies since 1998.

Short Intermediate Bond Fund

The team at TAG responsible for managing the Fund includes Robert A. Calhoun, CFA, who is the lead portfolio manager, Parham M. Behrooz, CFA, Eric R. Harper, CFA, Todd C. Kuimjian, CFA, and Mehmet Camurdan, CFA.

Mr. Calhoun is an Executive Managing Director and Chief Investment Officer for TAG. He joined TAG in 1988, serving first as a Research Analyst and later as Managing Director of Research. He was appointed Chief Investment Officer in 2000 and named Executive Managing Director in 2003.

Mr. Behrooz is the Managing Director of Credit Research and Trading for TAG. He joined TAG in 1996, serving first as a Research Analyst and later as a Senior Credit Analyst, prior to being named Head of Credit Research in 2000. Mr. Behrooz was named Managing Director in 2004.

Mr. Camurdan is a Senior Asset-Backed Securities Portfolio Manager for TAG. He joined TAG in 1999.

Mr. Harper is a Senior Credit Portfolio Manager for TAG. He joined TAG in September 2000.

Mr. Kuimjian is a Senior Commercial Mortgage-Backed and Government-related Portfolio Manager for TAG. From 1994 until joining TAG in May 2001, he served as a Senior Research Analyst for First Capital Group and a Research Analyst for Mentor Investment Advisors.

The Statement of Additional Information (SAI) contains additional information about a Fund’s portfolio manager(s), including other accounts managed, ownership of Fund shares and elements of compensation.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund's NAV is normally calculated using the value of the Fund's assets as of 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received (after taking into account any applicable sales charges) and all required information is provided.

VALUING A FUND'S INVESTMENTS

A Fund must determine the value of the securities in its portfolio in order to calculate its NAV. A Fund generally values portfolio securities by using current market prices. Money market securities and short-term debt securities that mature in 60 days or less, however, are generally valued at amortized cost, which approximates market value.

Valuing securities at a "fair value". If a market price for a security is not readily available or is deemed unreliable, a Fund will use a "fair value" of the security as determined under policies established and reviewed periodically by the Board of Trustees. Although intended to approximate the actual value at which securities could be sold in the market, the fair value of one or more of the securities in a Fund's portfolio could be different from the actual value at which those securities could be sold in the market.

The following paragraphs identify particular types of securities that are often fair valued. While the Evergreen funds' fair value policies apply to all of the Evergreen funds, the amount of any particular Fund's portfolio that is fair valued will vary based on, among other factors, the Fund's exposure to these types of securities. Since certain Funds invest a substantial amount of their assets in certain of these types of securities, it is possible that fair value prices will be used by a Fund to a significant extent.

Securities that trade on foreign exchanges and on days when a Fund does not price its shares. Because certain of the securities in which a Fund may invest (e.g., foreign securities that trade on foreign exchanges) may trade on days when the Fund does not price its shares (e.g., days the NYSE is closed), the value of securities the Fund holds may change on days when shareholders will not be able to purchase or sell shares of the Fund. Accordingly, the price of the Fund's shares will not reflect any such changes until the Fund's NAV is next calculated. In addition, even on days when the NYSE is open, many foreign exchanges close substantially before 4:00 p.m. ET, and events occurring after such foreign exchanges close may materially affect the values of securities traded in those markets. Therefore, closing market prices for foreign securities may not reflect current values as of the time a Fund values its shares. In such instances, a Fund may fair value such securities.

Securities quoted in foreign currencies. A Fund that holds securities quoted in foreign currencies will convert such prices into U.S. dollars. Changes in the values of those currencies in relation to the value of the U.S. dollar will affect the Fund's NAV. Since a Fund normally converts foreign prices into U.S. dollars using exchange rates determined at 2:00 p.m. ET each day the Fund's NAV is calculated, any changes in the value of a foreign currency after 2:00 p.m. ET normally will not be reflected in the Fund's NAV that day. However, if an event or development occurs after 2:00 p.m. ET that materially affects a foreign exchange rate, a Fund may value foreign securities in accordance with a later exchange rate.

Debt securities with more than 60 days to maturity. A Fund will generally value debt securities that mature in more than 60 days for which market prices are unavailable by using matrix pricing or other methods, provided by an independent pricing service or other service, that typically take into consideration such factors as similar security prices, yields, maturities, liquidity and ratings.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you must select a share class.

Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. The minimum initial investment in Class IS shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Each Fund's Class IS shares incur an annual service (Rule 12b-1) fee of 0.25% of the average daily net assets of the class for services rendered to shareholders and/or the maintenance of accounts.

Only Class IS shares are offered in this prospectus. The Fund also offers Class I shares at NAV with no front-end sales charge, deferred sales charge or 12b-1 fee. Pay particularly close attention to the fee structure so you know how much you will be paying before you invest.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees (if any) or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these financial services firms may include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO BUY SHARES

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, EIS.

Method	Opening an Account	Adding to an Account
By Phone

  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Shares become entitled to income distributions declared generally on the first business day following receipt by the Fund's transfer agent of payment for the shares.

  Call an Evergreen funds service representative at 1.800.847.5397 between 8 a.m. and 6 p.m. ET, on any business day.
  If your bank account is set up on file, you can request either:
  Federal Funds Wire (offers immediate access to funds) or
  Electronic transfer through the Automated Clearing House which avoids wiring fees. A purchase transferred through ACH may not be less than $100 and may not exceed $10,000.

  The Fund or an authorized investment dealer must receive your purchase order before the Fund's closing time (usually 4:00 p.m. ET) in order for your purchase to be effected at that day's net asset value.

By Exchange

  You can make an additional investment by exchange from an existing Evergreen fund account by contacting your investment professional or an Evergreen funds service representative or by visiting our Web site at EvergreenInvestments.com. [1]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen fund family.
  Orders placed before the Fund's closing time (usually 4 p.m. ET on market trading days) will be processed at that day's closing share price. Orders placed at or after the Fund's closing time (usually 4 p.m. ET) will be processed using the next net asset value calculated. [2]
  An exchange is considered both a sale and a purchase of shares and may create a taxable event. See “Gains/Losses You Realize When You Sell or Exchange Shares.”

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call an Evergreen funds service representative at 1.800.847.5397 between 8 a.m. and 6 p.m. ET on any business day.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before the Fund's closing time (usually 4 p.m. Eastern time on market trading days) will be processed at that day's closing price. Requests made at or after the Fund's closing time will be processed using the next net asset value calculated. [2]
  We can either:
    wire the proceeds into your bank account on file (service charges may apply)
    electronically transmit the proceeds into your bank account on file via the ACH service mail you a check.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

Evergreen Investments
30 Dan Road
Canton, MA 02021-2809

  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be signature guaranteed.

Other Ways to Redeem	You may also redeem your shares by contacting your investment professional who may charge a fee for this service.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

When an investor purchases shares of a Fund, the investor generally becomes eligible to receive dividend distributions on such shares on the first business day following receipt by the Fund’s transfer agent of payment for the shares.

If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though you did not hold your shares during all or some of the period when the dividend or distribution was earned by the Fund.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.847.5397 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15% for the taxable years beginning before January 1, 2011, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a distribution plan permitting the Fund to pay 12b-1 fees at an annual rate of up to 0.75% of the Class IS shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.25% of the Class IS shares' average daily net assets. These fees will increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. Each Fund may use 12b-1 fees to compensate the Fund's distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Fund, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

PORTFOLIO TRADING COSTS

Transactions involving debt securities are generally conducted directly with dealers or other counterparties in "principal transactions," and no commissions are paid. Rather, an undisclosed amount of “mark-up” is included in the price paid for the securities. (By contrast, when mutual funds buy or sell equity securities, they typically pay brokerage commissions to the broker-dealers that execute the transactions.) As a result, the Funds will incur transaction costs in connection with portfolio security transactions, even though they will pay few, if any, brokerage commissions.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request.

Adjustable Rate Fund

Year Ended June 30,
CLASS IS	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68
Income from investment operations
Net investment income (loss)	0.38 [1]	0.29 [1]	0.20 [1]	0.16 [1]	0.29
Net realized and unrealized gains or losses on investments	0.02	- 0.05	0	- 0.04	0.01
Total from investment operations	0.40	0.24	0.20	0.12	0.30

Distributions to shareholders from
Net investment income	- 0.42	- 0.31	- 0.31	- 0.30	- 0.35
Tax basis return of capital	0	- 0.04 [1]	0	0	0
Total distributions to shareholders	- 0.42	- 0.35	- 0.31	- 0.30	- 0.35
Net asset value, end of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63
Total return	4.43%	2.66%	2.19%	1.27%	3.11%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 163,580	$ 305,389	$ 516,966	$ 762,534	$ 1,496,754
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.06%	0.86%	0.70%	0.66%	0.68%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.06%	0.87%	0.70%	0.66%	0.68%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.70%	0.68%	0.68%	0.66%	0.68%
Interest and fee expense [2]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.14%	3.15%	2.17%	1.66%	2.47%
Portfolio turnover rate	29%	16%	16%	32%	14%

1.  Per share amounts are based on average shares outstanding during the period.

2.  Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

Short Intermediate Bond Fund

	Year Ended June 30,
CLASS IS	2007	2006	2005	2004	2003
Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01
Income from investment operations
Net investment income (loss)	0.27	0.24	0.22	0.21	0.27
Net realized and unrealized gains or losses on investments	0.06	- 0.26	0.07	- 0.24	0.34
Total from investment operations	0.33	- 0.02	0.29	- 0.03	0.61
Distributions to shareholders from
Net investment income	- 0.26	- 0.25	- 0.23	- 0.24	- 0.27
Net realized gains	0	0	0	- 0.01	- 0.02
Tax basis return of capital	- 0.01 [1]	0	0	0	0
Total distributions to shareholders	- 0.27	- 0.25	- 0.23	- 0.25	- 0.29
Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33
Total return	5.45%	- 0.39%	4.89%	- 0.52%	10.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 12,898	$ 15,562	$ 23,793	$ 17,507	$ 19,512
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%	0.83%	0.83%	0.84%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.83%	0.83%	0.84%	0.84%
Net investment income (loss)	4.31%	3.99%	3.61%	3.44%	4.22%
Portfolio turnover rate	128%	113%	154%	149%	132%

1.  Tax basis return of capital per share is based on average shares outstanding during the period.

OTHER FUND PRACTICES

Although not currently a principal investment strategy, the Funds may borrow money temporarily to meet redemption requests and/or to settle investment transactions. The Funds may also enter into reverse repurchase agreements, TBA mortgage securities, mortgage dollar rolls, and invest in other derivatives to enhance its investment return. These transactions may result in leverage. Leverage can create special risks. Leveraging can exaggerate changes in the Fund’s net asset value and performance as well as magnify the risks associated with the underlying securities in which the Fund invests. Leverage may disproportionately increase a Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Although not principal investment strategies of the Fund, Short Intermediate Bond Fund might invest up to 10% of its assets in below investment grade bonds and may invest up to 20% of its assets in foreign securities. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds. These bonds are considered speculative by the major rating agencies (and bonds in the lowest rating category are highly speculative and may be in default) and are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields. Markets may react severely to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult to buy or sell certain debt instruments or establish their fair value.

Short Intermediate Bond Fund may invest in foreign securities. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk. Income the Fund receives from its investments in foreign securities may be subject to withholding and other taxes, in which case the Fund's yield would be reduced. There may be less information publicly available about a foreign company than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. Legal remedies available to investors may be more limited in foreign markets. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund’s shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund’s investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund’s holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains at the Fund level and its distributions to shareholders. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

The Evergreen funds generally do not take portfolio turnover into account in making investment decisions. Therefore, a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions of which are taxable to shareholders as ordinary income except to shareholders holding Fund shares in retirement plans. Portfolio turnover rates can be found in the "Financial Highlights" section of this prospectus.

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. In addition, Adjustable Rate Fund may invest up to 100% of its assets in obligations that pay fixed interest rates for temporary defensive purposes. These strategies are inconsistent with each Fund's principal investment strategies and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. A Fund may also from time to time post to EvergreenInvestments.com more current portfolio holdings information as of a specified date. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill)	The Lehman 6-Month T-Bill is an unmanaged index comprised of the latest issued 6-Month U.S. Treasury Bill.	Adjustable Rate Fund
Lehman Brothers Intermediate Government/Credit Index (LBIGCI)	The LBIGCI is an unmanaged fixed income index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities with one to seven years remaining maturity.	Short Intermediate Bond Fund

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder Services

Call 1.800.847.5397

Monday-Friday, 8 a.m. to 6 p.m. ET to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  30 Dan Road

·  Canton, MA 02021-2809

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive
Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices — A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Short and Intermediate Term Bond Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date. The Annual Report also contains commentary from the Fund’s portfolio managers regarding the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 560273 RV6 (11/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08365

 EVERGREEN SELECT FIXED INCOME TRUST

PART A

PROSPECTUS FOR EVERGREEN ADJUSTABLE RATE FUND FOR COMMONFUND SECURITIES, INC.

CLASS I

Prospectus, November 1, 2007

Evergreen

Commonfund Securities, Inc.

Evergreen Adjustable Rate Fund

Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks

Evergreen Adjustable Rate Fund

GENERAL INFORMATION:

The Fund's Investment Advisor

The Fund's Sub-Advisor

The Fund's Portfolio Manager

Pricing

How to Choose an Evergreen Fund

How to Buy and Redeem Shares

Dividends and Distributions

Taxes

More Information about the Fund's Fees and Expenses

Financial Highlights

Other Fund Practices

Index Descriptions

Fund Summary Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Overview of Fund Risks

Evergreen Adjustable Rate Fund

typically relies on a combination of the following strategies:

  investing a substantial portion of its assets in mortgage-backed and asset-backed securities or other securities collateralized by or representing interests in a pool of mortgages or other assets; and

  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  seek a high level of current income consistent with low volatility of principal.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;

  not a deposit with a bank;

  not insured, endorsed or guaranteed by the FDIC or any government agency; and

  subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities and other income-producing securities (e.g., preferred and common stock) tends to fall. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the
Fund to reduce the dividends it pays. The longer the duration or maturity of a debt security held by a Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date.
If an issuer calls or redeems the security during a time of declining interest rates, a Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might be unable to maintain its dividend or benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Mortgage- and Asset-Backed Securities Risk

Unlike traditional debt investments, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. Some mortgage-backed and asset-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for a Fund to buy or sell. A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.
Asset-backed and mortgage-backed securities in which a Fund invests include those issued by private issuers, which are not guaranteed or backed by the credit of the U.S. government or by an agency or instrumentality of the U.S. government.

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. A Fund's use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by a Fund's investment adviser. A Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

U.S. Government Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”)
issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae or Freddie Mac, are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

Adjustable Rate Fund

FUND FACTS:

Goals:

·  High Current Income

·  Low Volatility of Principal

Principal Investments:

·  Adjustable Rate Securities

·  Mortgage-backed Securities

Class of Shares Offered in this Prospectus:

·  Class I

Investment Advisor:

·  Evergreen Investment Management Company, LLC

Sub-Advisor:

·  Tattersall Advisory Group, Inc.

Portfolio Managers:

·  Lisa Brown-Premo

·  Robert D. Rowe

NASDAQ Symbol:

·  EKIZX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with low volatility of principal.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund seeks to maintain a relatively stable net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The dollar-weighted average reset period of adjustable rate securities held by the Fund will not exceed one year. Normally, the Fund invests at least 80% of its assets in securities that have interest rates that reset at periodic intervals. The Fund may also invest up to 20% of its assets in obligations that pay fixed interest rates. For temporary defensive purposes, the Fund may invest up to 100% of its assets in such obligations.

Under normal market conditions, the Fund expects that it will invest substantially all of its assets in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities. Some mortgage-backed securities, such as securities issued or guaranteed by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage
Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself.

As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The portfolio managers intend to maintain a minimum dollar-weighted average credit quality for the portfolio of Aaa, as defined by Moody's Investor Services, Inc. or an equivalent rating by another nationally recognized statistical ratings organization. For the purposes of determining dollar-weighted average credit quality, a security's current credit ratings are considered. Security ratings are based on ratings received from nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider the retention advisable.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the
Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI).

For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk

  Credit Risk

  Mortgage- and Asset-Backed Securities Risk

  Derivatives Risk

  U.S. Government Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

   1997

   1998

   1999

   2000

   2001

   2002

   2003

   2004

   2005

   2006

   7.21

   4.81

   4.99

   7.40

   7.86

   4.46

   2.09

   2.07

   2.34

   4.74

   Best Quarter:

   1st Quarter 2001

   + 2.25%

   Worst Quarter:

   2nd Quarter 2004

   - 0.01%

   Year-to-date total return as of 9/30/2007 is +2.90%.

The next table shows the Fund's average annual total return by class over the past one-, five- and ten-year periods and since inception, including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill). Please see "Index
Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2006)

   Inception Date of Class

   1 year

   5 year

   10 year

   Performance Since 10/1/1991

   Class I

   10/1/1991

   4.74%

   3.13%

   4.78%

   4.96%

   Class I

   10/1/1991

   3.18%

   1.71%

   2.76%

   N/A

   (after taxes on distributions) [1]

   Class I

   10/1/1991

   3.06%

   1.83%

   2.82%

   N/A

   (after taxes on distributions and sale of Fund shares) [1]

   Lehman 6-Month T-Bill

   4.82%

   2.52%

   4.04%

   4.26%

1.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held or sold shares of the Fund. More detailed information regarding the shareholder fees contained in the table below can be found under the sections entitled "More Information
About the Fund's Fees and Expenses." Annual Fund Operating Expenses are based on the Fund’s fiscal year ended 6/30/2007.

Shareholder Fees (fees paid directly from your investment)

   Class A

   Class B

   Class C

   Class I

   Maximum sales charge imposed on purchases (as a % of offering price)

   2.25%[2]

   None

   None

   None

   Maximum contingent deferred sales charge (as a % of either the redemption amount or initial investment, whichever is lower)

   None [2]

   2.00%

   1.00%

   None

2.  Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% upon redemption within 18 months.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

   Class I

   Management Fees

   0.21%

   12b-1 Fees

   0.00%

   Other Expenses

   0.60%

   Total Annual Fund Operating Expenses

   0.81%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

   After:

   Class I

   1 year

   $ 83

   3 years

   $ 259

   5 years

   $ 450

   10 years

   $ 1,002

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the
United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 6/30/2007, the aggregate advisory fee paid to EIMC by the Fund was 0.21% of the Fund's average daily net assets.

For a discussion regarding the considerations of the Fund's Board of Trustees in approving the Fund's investment advisory and investment sub-advisory agreements, please see the Fund's Semiannual Report for the period ended December 31, 2006.

Legal Proceedings

Pursuant to an administrative order issued by the Securities and Exchange Commission ("SEC") on September 19, 2007, Evergreen Investment Management Company, LLC ("EIMC"), Evergreen Investment Services, Inc. ("EIS"), Evergreen Service
Company, LLC ("ESC" and together with EIMC and EIS, the "Evergreen Entities"), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds' prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (FINRA)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

THE FUND'S SUB-ADVISOR

Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to the Fund. TAG has been managing fixed income accounts since 1976 and managed over $51.3 billion in assets as of 12/31/2005. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia
23230.

EIMC pays a portion of its advisory fee to TAG for its services. There is no additional charge to the Funds for the services provided by TAG.

THE FUND'S PORTFOLIO MANAGERS

The Fund is managed by Lisa Brown-Premo, who is the lead portfolio manager, and Robert D. Rowe.

Ms. Brown-Premo is Senior Portfolio Manager, Managing Director and Head of the Mortgage-Backed and Structured Products Group at TAG and has co-managed the Fund since May 2004. She has been a portfolio manager with TAG or an affiliate since 1996.

Mr. Rowe is a Director and Senior Portfolio Manager of the Mortgage-Backed and Structured Products Group at TAG. Mr. Rowe has been a portfolio manager with TAG or one of its affiliated companies since 1998.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund's NAV is normally calculated using the value of the Fund's assets as of 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received (after taking into account any applicable sales charges) and all required information is provided.

VALUING A FUND'S INVESTMENTS

A Fund must determine the value of the securities in its portfolio in order to calculate its NAV. A Fund generally values portfolio securities by using current market prices. Money market securities and short-term debt securities that mature in 60 days or less, however, are generally valued at amortized cost, which approximates market value.

Valuing securities at a "fair value". If a market price for a security is not readily available or is deemed unreliable, a Fund will use a "fair value" of the security as determined under policies established and reviewed periodically by the Board of Trustees. Although intended to approximate the actual value at which securities could be sold in the market, the fair value of one or more of the securities in a Fund's portfolio could be different from the actual value at which those securities could be sold in the market.

The following paragraphs identify particular types of securities that are often fair valued. While the Evergreen funds' fair value policies apply to all of the Evergreen funds, the amount of any particular Fund's portfolio that is fair valued will vary based on, among other factors, the Fund's exposure to these types of securities. Since certain Funds invest a substantial amount of their assets in certain of these types of securities, it is possible that fair value prices will be used by a Fund to a significant extent.

Securities that trade on foreign exchanges and on days when a Fund does not price its shares. Because certain of the securities in which a Fund may invest (e.g., foreign securities that trade on foreign exchanges) may trade on days when the Fund does not price its shares (e.g., days the NYSE is closed), the value of securities the Fund holds may change on days when shareholders will not be able to purchase or sell shares of the Fund. Accordingly, the price of the Fund's shares will not reflect any such changes until the Fund's NAV is next calculated. In addition, even on days when the NYSE is open, many foreign exchanges close substantially before 4:00 p.m. ET, and events occurring after such foreign exchanges close may materially affect the values of securities traded in those markets. Therefore, closing market prices for foreign securities may not reflect current values as of the time a Fund values its shares. In such instances, a Fund may fair value such securities.

Securities quoted in foreign currencies. A Fund that holds securities quoted in foreign currencies will convert such prices into U.S. dollars. Changes in the values of those currencies in relation to the value of the U.S. dollar will affect the Fund's
NAV. Since a Fund normally converts foreign prices into U.S. dollars using exchange rates determined at 2:00 p.m. ET each day the Fund's NAV is calculated, any changes in the value of a foreign currency after 2:00 p.m. ET normally will not be reflected in the
Fund's NAV that day. However, if an event or development occurs after 2:00 p.m. ET that materially affects a foreign exchange rate, a Fund may value foreign securities in accordance with a later exchange rate.

Debt securities with more than 60 days to maturity. A Fund will generally value debt securities that mature in more than 60 days for which market prices are unavailable by using matrix pricing or other methods, provided by an independent pricing service or other service, that typically take into consideration such factors as similar security prices, yields, maturities, liquidity and ratings.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.

  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.

  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

HOW TO BUY AND REDEEM SHARES

Institutional shares of the Fund are sold at NAV. You can buy and redeem your Institutional shares of the Fund at NAV through Commonfund Securities, Inc. (Commonfund), as described below, on any day the NYSE is open pursuant to the Fund's procedures.

Purchasing Shares

To open an account, please send your completed New Account Application (which may be obtained from Commonfund) to Commonfund Securities, Inc. (ATTN: Account Services), 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812. All investments by institutions must be made by wire.

Please call Commonfund at 1.888.TCF.FUND to let us know that you intend to make an investment. You will need to instruct your bank to wire federal funds to State Street Bank & Trust Company (State Street); ABA #011001438; Account #020103345; Further Credit:
Evergreen ARF, shareholder name and shareholder account number must be specified.

Acceptance of Subscriptions

In order for your purchase to be processed on the trade date, your order must be received in good order prior to 3:00 p.m. Eastern time. To be in good order, State Street must receive your purchase order and funds by 3:00 p.m. Eastern time. A purchase order will be rejected if State Street does not receive funds by 3:00 p.m. Eastern time, or if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

Telephone Transactions

Purchasing or redeeming Institutional shares over the telephone is extremely convenient, but not without risk. Although Commonfund and State Street have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, neither Commonfund, State Street nor the Fund is responsible for any losses or costs incurred by following telephone instructions reasonably believed to be genuine. If you or your financial institution transact with Commonfund by telephone, you will generally bear the risk of any loss.

Redeeming Shares

You may redeem your shares on any business day by contacting Commonfund by mail at Commonfund Securities, Inc.(ATTN: Account Services), 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812 or by telephone (1.888.TCF.FUND). The redemption price of each share will be the NAV next determined after a Fund receives your request in good order. To be in good order, your redemption request must be received by 3:00 p.m. Eastern time. Payments in redemption will be made by wire transfer to the account designated in your New
Account Application.

By Mail — If you wish to redeem Institutional shares by mail, send a letter to Commonfund with your name and account number, the Fund name and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by calling 1.888.TCF.FUND.

By Telephone — When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.

Suspension of Your Right to Redeem Shares —The Fund may suspend your right to redeem shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency, or for such other periods as the SEC may by order permit.

Receiving Your Money

Normally, your redemption proceeds will be sent out on the next business day if Commonfund has received your redemption request by 3:00 p.m. Eastern time. In unusual circumstances, it may take up to seven days. Proceeds will be wired to your properly designated account at a financial institution.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

When an investor purchases shares of a Fund, the investor generally becomes eligible to receive dividend distributions on such shares on the first business day following receipt by the Fund’s transfer agent of payment for the shares.

If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though you did not hold your shares during all or some of the period when the dividend or distribution was earned by the Fund.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

You may write to Commonfund Securities, Inc. (ATTN: Account Services), 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812, or call 1.888.TCF.FUND to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).

  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.

  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.

  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15% for the taxable years beginning before January 1, 2011, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form
1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUND'S FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Additional Compensation to Financial Services Firms

EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. EIMC has entered into such an arrangement with Commonfund for marketing support whereby EIMC pays Commonfund 0.07% annually of the Fund's average daily net assets attributable to Commonfund customers. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

PORTFOLIO TRADING COSTS

When mutual funds buy or sell equity securities, brokerage commissions are generally paid to the broker-dealers that execute the transactions. Rather than being reflected as an ongoing expense of a fund, commissions are added to the cost of purchasing, or subtracted from the proceeds of selling, a security, when determining a fund's gain or loss. Although from time to time a fund might pay a commission on a transaction involving a debt security, such transactions are generally conducted directly with a dealer or other counterparty (principal transactions), and no commission is paid. Rather, an undisclosed amount of “mark-up” is included in the price paid for the security. As a result, funds that invest mainly in debt securities will typically have lower brokerage commissions, although not necessarily lower transaction costs, than funds that invest mainly in equity securities. A Fund may place a portion of its commissionable trades through Wachovia Securities, LLC, a broker-dealer affiliated with the Fund's investment advisor. For more complete information regarding the amounts of such trades, please see the SAI. Information concerning the brokerage commissions paid by a Fund during its most recent fiscal year is set forth below. The table does not reflect the undisclosed amount of "mark-up" on principal transactions.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Adjustable Rate Fund

   Year Ended June 30,

   CLASS I

   2007

   2006

   2005

   2004

   2003

   Net asset value, beginning of period

   $ 9.23

   $ 9.34

   $ 9.45

   $ 9.63

   $ 9.68

   Income from investment operations

   Net investment income (loss)

   0.41

   0.32 [1]

   0.23 [1]

   0.18 [1]

   0.33

   Net realized and unrealized gains or losses on investments

   0.02

   - 0.05

   0

   - 0.04

   - 0.01 [2]

   Total from investment operations

   0.43

   0.27

   0.23

   0.14

   0.32

   Distributions to shareholders from

   Net investment income

   - 0.45

   - 0.34

   - 0.34

   - 0.32

   - 0.37

   Tax basis return of capital

   0

   - 0.04 [1]

   0

   0

   0

   Total distributions to shareholders

   - 0.45

   - 0.38

   - 0.34

   - 0.32

   - 0.37

   Net asset value, end of period

   $ 9.21

   $ 9.23

   $ 9.34

   $ 9.45

   $ 9.63

   Total return

   4.69%

   2.92%

   2.45%

   1.53%

   3.36%

   Ratios and supplemental data

   Net assets, end of period (thousands)

   $ 1,361,685

   $ 1,548,974

   $ 1,950,844

   $ 2,722,219

   $ 2,732,661

   Ratios to average net assets

      Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions

   0.80%

   0.63%

   0.45%

   0.41%

   0.44%

      Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions

   0.80%

   0.64%

   0.45%

   0.41%

   0.44%

      Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense

   0.44%

   0.45%

   0.43%

   0.41%

   0.44%

      Interest and fee expense [3]

   0.36%

   0.18%

   0.02%

   0.00%

   0.00%

      Net investment income (loss)

   4.47%

   3.46%

   2.43%

   1.91%

   2.65%

   Portfolio turnover rate

   29%

   16%

   16%

   32%

   14%

1.  Per share amounts are based on average shares outstanding during the period.

2.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3.  Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

OTHER FUND PRACTICES

The Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. A Fund's use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by a Fund's investment adviser. A Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the contract's terms. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Although not currently a principal investment strategy, the Fund may borrow money temporarily to meet redemption requests and/or to settle investment transactions. The Fund may also enter into reverse repurchase agreements, TBA mortgage securities, mortgage dollar rolls, and invest in derivatives to enhance its investment return. These transactions may result in leverage. Leverage can create special risks. Leveraging can exaggerate changes in the Fund’s net asset value and performance as well as magnify the risks associated with the underlying securities in which the Fund invests. Leverage may disproportionately increase a Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

The Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. In addition, the Fund may invest up to 100% of its assets in obligations that pay fixed interest rates for temporary defensive purposes. These strategies are inconsistent with the Fund's principal investment strategies and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction)
from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;

  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. A Fund may also from time to time post to EvergreenInvestments.com more current portfolio holdings information as of a specified date. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see
"Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

 Index

 Description

 Funds

 Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill)

 The Lehman 6-Month T-Bill is an unmanaged index comprised of the latest issued 6-Month U.S. Treasury Bill.

 Adjustable Rate Fund

For More Information About Evergreen Adjustable Rate Fund, Ask for:

The Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund’s portfolio holdings as of a specific date, as well as commentary from the Fund’s portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund’s performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available, without charge, on the SEC’s Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington
D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference
Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 50001 RV5 (11/07)

SEC File No.: 811-08365

EVERGREEN SELECT FIXED INCOME TRUST

PART A

PROSPECTUS FOR EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND

CLASS I

Prospectus, November 1, 2007

Evergreen

Institutional Enhanced Income Fund

Evergreen Institutional Enhanced Income Fund *

Class I

*  The Fund’s investment advisor has informed the Board of Trustees that it expects to propose the liquidation of the Fund in the near future. Shareholders will be provided advanced notice of the liquidation. As a result, investors should consider an investment in the Fund to be a short-term investment. Between the time a shareholder purchases shares of the Fund and such liquidation, the net asset value of Fund shares may decline. A liquidation of shares is considered a taxable event. It is possible that the
Fund's investment performance will be adversely affected as a result of the anticipated liquidation. The Fund has a limited number of shareholders, some of whom, including affiliates of the Fund's investment advisor, have large positions in the Fund.
Redemptions made by one or more large shareholders in anticipation of the liquidation may adversely affect the management of the Fund.

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks

Evergreen Institutional Enhanced Income Fund

GENERAL INFORMATION:

The Fund's Investment Advisor

The Fund's Portfolio Manager

Pricing

How to Choose an Evergreen Fund

How to Buy Shares

How to Redeem Shares

Other Services

Dividends and Distributions

Taxes

More Information about the Fund's Fees and Expenses

Financial Highlights

Other Fund Practices

Index Description

Fund Summary Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Enhanced Income Fund

typically relies on a combination of the following strategies:

  investing primarily in high-quality, short-term investments denominated in U.S. dollars including both fixed-rate and floating-rate securities;

  attempting to preserve the value of the shareholders' investment;

  maintaining, under normal circumstances, a dollar-weighted average maturity of 90-180 days;

  maintaining a diversified portfolio that at the time of purchase will not invest more than 5% of the Fund’s assets in the securities of any one issuer except for direct obligations of, or obligations guaranteed or supported by, the U.S. government, its agencies or instrumentalities; and

  selling a portfolio investment: i) when the investment reaches or exceeds a portfolio manager's targeted value; ii) to take advantage of yield opportunities a portfolio manager believes are more attractive; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  seek current income consistent with preservation of capital and a high degree of liquidity

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;

  not a deposit with a bank;

  not insured, endorsed or guaranteed by the FDIC or any government agency; and

  subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The Fund is not a money market fund and the net asset value of its shares may fluctuate.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities and other income-producing securities (e.g., preferred and common stock) tends to fall. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the
Fund to reduce the dividends it pays. The longer the duration or maturity of a debt security held by a Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date.
If an issuer calls or redeems the security during a time of declining interest rates, a Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might be unable to maintain its dividend or benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Foreign Investment Risk

Investments in foreign securities entail risks not present in domestic investments. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Income the Fund receives from its investments in foreign securities may be subject to withholding and other taxes, in which case the Fund's yield would be reduced. There may be less information publicly available about a foreign company than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the
United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. Legal remedies available to investors may be more limited in foreign markets. A Fund may buy or sell foreign currencies for future delivery and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

Mortgage- and Asset-Backed Securities Risk

Unlike traditional debt investments, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. Some mortgage-backed and asset-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for a Fund to buy or sell. A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.
Asset-backed and mortgage-backed securities in which a Fund invests include those issued by private issuers, which are not guaranteed or backed by the credit of the U.S. government or by an agency or instrumentality of the U.S. government.

U.S. Government Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which the Fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”)
issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae or Freddie Mac, are backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates, or indexes. A Fund's use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by a Fund's investment adviser. A Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Institutional Enhanced Income Fund

FUND FACTS:

Goal:

·  High level of current income consistent with preservation of capital and liquidity

Principal Investments:

·  High-quality, Short-term Instruments

Classes of Shares Offered in this Prospectus:

·  Class I

Investment Advisor:

·  Evergreen

Investment

Management

Company, LLC

Portfolio Managers:

·  J. Kellie Allen

·  Bryan White, CFA

·  Sheila Nye

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preservation of capital, and a high degree of liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests primarily in a diversified portfolio of short-term, high-quality investments denominated in U.S. dollars including both fixed-rate and floating-rate securities. The portfolio managers will seek to maintain a portfolio invested across issuers, industry sectors and geographical regions.

Securities in which the Fund will primarily invest include commercial paper of both U.S.- and foreign-based companies, asset-backed securities and corporate debt obligations. The Fund may also invest in mortgage-backed securities, funding agreements, repurchase agreements, instruments of U.S. or foreign banks, including time deposits, bankers acceptances and certificates of deposit, as well as auction rate securities, U.S. Treasury bills, notes and bonds and obligations of the U.S. government and its agencies or instrumentalities, municipal securities and supranational and sovereign debt obligations, including obligations of foreign government subdivisions. Some mortgage-backed securities, such as securities issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Other mortgage-backed securities, such as those issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself. Although the Fund typically invests a portion of its securities in U.S. government securities, an investment in the Fund is neither insured nor guaranteed by the U.S. government or any agency thereof. Any foreign investments will be denominated in U.S. dollars.

The portfolio managers will focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Under normal circumstances, the Fund will maintain a dollar-weighted average maturity of 90-180 days. The portfolio managers will manage the portfolio with the goal of preserving the value of the shareholders' investment. The Fund is not a money market fund and may invest in securities with maturities in excess of 397 days.

The duration and maturity of securities in the Fund's portfolio will be important factors in its future performance. Duration is the portfolio managers' measure of the expected life of a fixed income security and is used to determine the sensitivity of the security's price to changes in interest rates. Maturity measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the
Fund. More detail on these types of transactions is included under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information (SAI).

For purposes of determining compliance by the Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), the Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the portfolio managers, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed-income security for these purposes.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk

  Credit Risk

  Foreign Investment Risk

  Mortgage- and Asset-Backed Securities Risk

  U.S. Government Securities Risk

  Derivatives Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each full calendar year since its inception on July 1, 2005. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Class I Shares (%)

   1997

   1998

   1999

   2000

   2001

   2002

   2003

   2004

   2005

   2006

   5.19

   Best Quarter:

   3rd Quarter 2006

   + 1.45%

   Worst Quarter:

   1st Quarter 2006

   + 1.13%

   Year-to-date total return as of 9/30/2007 is +4.00%.

The next table lists the Fund’s average annual total return for Class I shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the
Merrill Lynch 3-Month US Dollar LIBOR (ML 3-Month USD LIBOR), an unmanaged market index. Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2006)

   Inception Date of Class

   1 year

   5 year

   10 year

   Performance Since 7/1/2005

   Class I

   7/1/2005

   5.19%

   N/A

   N/A

   4.66%

   Class I

   7/1/2005

   3.35%

   N/A

   N/A

   2.99%

   (after taxes on distributions) [1]

   Class I

   7/1/2005

   3.35%

   N/A

   N/A

   3.00%

   (after taxes on distributions and sale of Fund shares) [1]

   ML 3-Month USD LIBOR [2]

   5.13%

   N/A

   N/A

   4.63%

1.  The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ended 6/30/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

   Class I

   Management Fees

   0.12%

   12b-1 Fees

   0.00%

   Other Expenses

   0.12%

   Total Annual Fund Operating Expenses [3]

   0.24%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.04% for Class I.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

   After:

   Class I

   1 year

   $ 25

   3 years

   $ 77

   5 years

   $ 135

   10 years

   $ 306

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the
United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 6/30/2007, the aggregate advisory fee paid to EIMC by the Fund was 0.00% of the Fund's average daily net assets.

For a discussion regarding the considerations of the Fund's Board of Trustees in approving the Fund's investment advisory agreement, please see the Fund's Semiannual Report for the period ended December 31, 2006.

Legal Proceedings Pursuant to an administrative order issued by the Securities and Exchange Commission ("SEC") on September 19, 2007, Evergreen Investment Management Company, LLC ("EIMC"), Evergreen Investment Services, Inc.
("EIS"), Evergreen Service Company, LLC ("ESC" and together with EIMC and EIS, the "Evergreen Entities"), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds' prospectuses, and (iii)
inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (FINRA)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

THE FUND'S PORTFOLIO MANAGERS

Institutional Enhanced Income Fund

The Fund is managed by J. Kellie Allen, Bryan K. White, CFA and Sheila Nye. Ms. Allen, Mr. White and Ms. Nye also manage EIMC’s taxable money market funds.

Kellie Allen is a Managing Director and a Senior Portfolio Manager at EIMC. Ms. Allen joined EIMC in 1986. She brings to her position more than 19 years of experience in the investment management industry. Prior to her association with Evergreen Investments she was Senior Equity Trader at First Tennessee Bank.

Bryan White, CFA, a Director and Senior Portfolio Manager at EIMC, joined EIMC in 1996. Prior to his association with Evergreen Investments, he was a Portfolio Manager at AmSouth Bank.

Sheila Nye, an Associate Director and Portfolio Manager at EIMC, has been with EIMC or one of its predecessors since 1987.

Ms. Allen, Mr. White and Ms. Nye have managed the Fund since its inception in July, 2005.

The Statement of Additional Information (SAI) contains additional information about a Fund’s portfolio manager(s), including other accounts managed, ownership of Fund shares and elements of compensation.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. A Fund's NAV is normally calculated using the value of the Fund's assets as of 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received (after taking into account any applicable sales charges) and all required information is provided.

VALUING A FUND'S INVESTMENTS

A Fund must determine the value of the securities in its portfolio in order to calculate its NAV. A Fund generally values portfolio securities by using current market prices. Money market securities and short-term debt securities that mature in 60 days or less, however, are generally valued at amortized cost, which approximates market value.

Valuing securities at a "fair value". If a market price for a security is not readily available or is deemed unreliable, a Fund will use a "fair value" of the security as determined under policies established and reviewed periodically by the Board of Trustees. Although intended to approximate the actual value at which securities could be sold in the market, the fair value of one or more of the securities in a Fund's portfolio could be different from the actual value at which those securities could be sold in the market.

The following paragraphs identify particular types of securities that are often fair valued. While the Evergreen funds' fair value policies apply to all of the Evergreen funds, the amount of any particular Fund's portfolio that is fair valued will vary based on, among other factors, the Fund's exposure to these types of securities. Since certain Funds invest a substantial amount of their assets in certain of these types of securities, it is possible that fair value prices will be used by a Fund to a significant extent.

Securities that trade on foreign exchanges and on days when a Fund does not price its shares. Because certain of the securities in which a Fund may invest (e.g., foreign securities that trade on foreign exchanges) may trade on days when the Fund does not price its shares (e.g., days the NYSE is closed), the value of securities the Fund holds may change on days when shareholders will not be able to purchase or sell shares of the Fund. Accordingly, the price of the Fund's shares will not reflect any such changes until the Fund's NAV is next calculated. In addition, even on days when the NYSE is open, many foreign exchanges close substantially before 4:00 p.m. ET, and events occurring after such foreign exchanges close may materially affect the values of securities traded in those markets. Therefore, closing market prices for foreign securities may not reflect current values as of the time a Fund values its shares. In such instances, a Fund may fair value such securities.

Securities quoted in foreign currencies. A Fund that holds securities quoted in foreign currencies will convert such prices into U.S. dollars. Changes in the values of those currencies in relation to the value of the U.S. dollar will affect the Fund's
NAV. Since a Fund normally converts foreign prices into U.S. dollars using exchange rates determined at 2:00 p.m. ET each day the Fund's NAV is calculated, any changes in the value of a foreign currency after 2:00 p.m. ET normally will not be reflected in the
Fund's NAV that day. However, if an event or development occurs after 2:00 p.m. ET that materially affects a foreign exchange rate, a Fund may value foreign securities in accordance with a later exchange rate.

Debt securities with more than 60 days to maturity. A Fund will generally value debt securities that mature in more than 60 days for which market prices are unavailable by using matrix pricing or other methods, provided by an independent pricing service or other service, that typically take into consideration such factors as similar security prices, yields, maturities, liquidity and ratings.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.

  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.

  Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual or Semiannual Report by calling 1.800.343.2898.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees (if any) or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, these financial services firms may include the Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements or contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

HOW TO BUY SHARES

The Fund's shares are only offered in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, and (3) to certain institutional investors. Institutional shares are sold without a front-end or contingent deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations.
There is no minimum amount required for subsequent purchases. Shareholders of other Evergreen funds may not exchange their shares for shares of the Fund.

   Method

   Opening an Account

   Adding to an Account

   By Phone or Wire

  Shareholders should call 1.800.847.5397 to buy Fund shares, order applications, or get assistance with their accounts. For investment information, shareholders should call 1.888.217.9887.

  Payment for shares should be received by 2:00 pm eastern time on the day after the order is accepted. Dividends will commence the day payment is received, as long as it is received the first business day after the order is accepted. Evergreen may consider payment to be "received" if the client is able to provide confirmation to the Fund's transfer agent that the payment has been wired. If payment is not properly received, the client will be responsible for any losses, fees or associated charges incurred by the
Fund or Evergreen as a result of the client's failure to make proper payment.

  Purchase orders accepted before, and all authorized requests made before 4:00 p.m. Eastern time will be processed at that day's closing price. Trades accepted at or after 4:00 p.m., and authorized requests made at or after 4:00 p.m., will be processed at the next market trading day's closing price. [1]

 Call your investment professional or call Evergreen funds directly at 1.800.847.5397.

 For investment information, shareholders should call 1.888.217.9887.

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds. You may not exchange your shares of the Fund with any of the other Evergreen funds.

   Methods

   Requirements

   Call Us

  Shareholders should call 1.800.847.5397 to redeem fund shares or to get assistance with their accounts. For investment information, shareholders should call 1.888.217.9887.

  Trades accepted before, and all authorized requests made before 4:00p.m. Eastern time will be processed at that day's closing price. Trades accepted after, and authorized requests made after 4:00 p.m. will be processed the following business day, and will receive the next market trading day's closing price. [1]

  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.

   Other Ways to Redeem

 You may also redeem your shares by contacting your investment professional.

 These investment professionals may charge a fee for this service.

1.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call
Evergreen. The following circumstances require Medallion signature guarantees:

  You are redeeming more than $50,000.

  You want the proceeds transmitted into a bank account not listed on the account.

  You want the proceeds payable to anyone other than the registered owner(s) of the account.

  Either the address or the bank account you are sending the proceeds to has been changed within 30 days.

  The account is registered in the name of a fiduciary corporation or any other organization.

 In these cases, additional documentation is required:

 corporate accounts: certified copy of corporate resolution

 fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank

  Trust Company

  Savings Association

  Credit Union

  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line

1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

When an investor purchases shares of a Fund, the investor generally becomes eligible to receive dividend distributions on such shares on the first business day following receipt by the Fund’s transfer agent of payment for the shares.

If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though you did not hold your shares during all or some of the period when the dividend or distribution was earned by the Fund.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;

  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or

  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.343.2898 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).

  On any gain made when shares are sold or exchanged by the shareholder.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.

  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.

  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. Dividends, but not capital gains, distributed by Evergreen State Municipal Bond Funds and Evergreen State Municipal Money Market Funds are generally exempt from personal income taxes in the state for which the Fund is named. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Under the current tax code, certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15% for the taxable years beginning before January 1, 2011, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells a security at a gain that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells a security at a gain that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell or exchange shares in a Fund, you have created a taxable event. Remember, an exchange is a purchase and sale for tax purposes. You must report any resulting gain or loss on your tax return unless the transaction was entered into through a tax-deferred retirement account. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form
1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUND'S FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of the Fund is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in the Fund is reduced by the fees and expenses paid by the Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

PORTFOLIO TRADING COSTS

Transactions involving debt securities are generally conducted directly with dealers or other counterparties in "principal transactions," and no commissions are paid. Rather, an undisclosed amount of “mark-up” is included in the price paid for the securities. (By contrast, when mutual funds buy or sell equity securities, they typically pay brokerage commissions to the broker-dealers that execute the transactions.) As a result, the Funds will incur transaction costs in connection with portfolio security transactions, even though they will pay few, if any, brokerage commissions.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Institutional Enhanced Income Fund

   Year Ended June 30,

   CLASS I

   2007

   2006 [1]

   Net asset value, beginning of period

   $ 9.98

   $ 10.00

   Income from investment operations

   Net investment income (loss)

   0.54

   0.42

   Net realized and unrealized gains or losses on investments

   0

   - 0.01

   Total from investment operations

   0.54

   0.41

   Distributions to shareholders from net investment income

   - 0.54

   - 0.43

   Net asset value, end of period

   $ 9.98

   $ 9.98

   Total return

   5.50%

   4.14%

   Ratios and supplemental data

   Net assets, end of period (thousands)

   $ 938,031

   $ 807,958

   Ratios to average net assets

      Expenses including waivers/reimbursements but excluding expense reductions

   0.04%

   0.09%

      Expenses excluding waivers/reimbursements and expense reductions

   0.24%

   0.25%

      Net investment income (loss)

   5.37%

   4.52%

   Portfolio turnover rate

   127%

   113%

1.  For the period from July 1, 2005 (commencement of class operations), to June 30, 2006.

OTHER FUND PRACTICES

The Evergreen funds generally do not take portfolio turnover into account in making investment decisions. Therefore, a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions of which are taxable to shareholders as ordinary income except to shareholders holding Fund shares in retirement plans. Portfolio turnover rates can be found in the "Financial Highlights" section of this prospectus.

The Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. Investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. EIMC expects to manage the Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the
Fund.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction)
from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;

  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. A Fund may also from time to time post to EvergreenInvestments.com more current portfolio holdings information as of a specified date. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see
"Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

 Index

 Description

 Funds

 Merrill Lynch 3 Month U.S. Dollar LIBOR (ML 3-Month USD LIBOR)

 ML 3-Month USD LIBOR is an unmanaged index of 3-month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

 Institutional Enhanced Income Fund

Shareholder Services

Call 1.800.847.5397 to:

  buy or redeem Fund shares

  order applications

  get assistance with your account

Call 1.888.217.9887 to:

  get investment information

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares

  to change the registration on your account

  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  30 Dan Road

·  Canton, MA 02021-2809

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive

Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices — A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen Investments of any inaccuracies.

Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About Evergreen Institutional Enhanced Income Fund, Ask for:

  The Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date. The Annual Report also contains commentary from the
Fund’s portfolio managers regarding the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

  The Statement of Additional Information (SAI), which contains more detailed information about the Fund and its policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available, without charge, on the SEC’s Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington
D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference
Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 573086 RV2(11/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08415

EVERGREEN SELECT FIXED INCOME TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR EVERGREEN ADJUSTABLE RATE FUND AND EVERGREEN SHORT INTERMEDIATE BOND FUND

    EVERGREEN FIXED INCOME TRUST

EVERGREEN SELECT FIXED INCOME TRUST

200 Berkeley Street

Boston, Massachusetts 02116

1.800.343.2898

SHORT AND INTERMEDIATE TERM BOND FUNDS

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2007

Evergreen Adjustable Rate Fund (“Adjustable Rate Fund”)

Evergreen Short Intermediate Bond Fund (“Short Intermediate Bond Fund”)

Each Fund is a series of an open-end management investment company known as

Evergreen Select Fixed Income Trust.

Evergreen Ultra Short Opportunities Fund (“Ultra Short Opportunities Fund”)

The Fund is a series of an open-end management investment company know as

Evergreen Fixed Income Trust

(Each of Evergreen Select Fixed Income Trust and Evergreen Fixed Income Trust

a “Trust” and collectively the “Trusts”)

This statement of additional information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated November 1, 2007, as amended from time to time, for the Fund in which you are making or contemplating an investment. The Funds are offered through a prospectus offering Classes A, B, C and I shares of each Fund and, except with respect to Ultra Short Opportunities Fund, a prospectus offering Class IS shares of each Fund. You may obtain a prospectus without a charge by calling 1.800.343.2898 or by downloading it from EvergreenInvestments.com. Part 1 of this SAI contains specific information about the Funds described in the prospectuses. Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

Certain information may be incorporated into this document by reference to each Fund’s Annual Report dated June 30, 2007.  You may obtain a copy of an Annual Report without charge by calling 1.800.343.2898 or downloading it from
EvergreenInvestments.com.

PART 1

TRUSTS HISTORY........................................................................................................................... 1-3

INVESTMENT POLICIES.................................................................................................................. 1-3

OTHER SECURITIES AND PRACTICES............................................................................................. 1-5

PRINCIPAL HOLDERS OF FUND SHARES........................................................................................ 1-6

EXPENSES................................................................................................................................... 1-10

COMPUTATION OF CLASS A OFFERING PRICE............................................................................. 1-14

SERVICE PROVIDERS................................................................................................................... 1-14

FINANCIAL STATEMENTS.............................................................................................................. 1-17

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................................... 2-1

PURCHASE AND REDEMPTION OF SHARES................................................................................. 2-24

PRICING OF SHARES.................................................................................................................... 2-26

PRINCIPAL UNDERWRITER........................................................................................................... 2-27

DISTRIBUTION EXPENSES UNDER RULE 12b-1.............................................................................. 2-28

TAX INFORMATION........................................................................................................................ 2-34

BROKERAGE................................................................................................................................ 2-38

ORGANIZATION............................................................................................................................. 2-39

INVESTMENT ADVISORY AGREEMENT......................................................................................... 2-40

PORTFOLIO MANAGERS………………………….............................................................................. 2-41

MANAGEMENT OF THE TRUSTS................................................................................................... 2-49

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS…………………………………………….2-56

CORPORATE AND MUNICIPAL BOND RATINGS............................................................................. 2-57

ADDITIONAL INFORMATION........................................................................................................... 2-67

PROXY VOTING POLICY AND PROCEDURES...................................................................... Appendix A

PART 1

TRUSTS HISTORY

Each Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997.  Ultra Short Opportunities Fund is a diversified series of Evergreen Fixed Income Trust.  Adjustable Rate Fund and Short
Intermediate Bond Fund are each diversified series of Evergreen Select Fixed Income Trust.  A copy of each Agreement and Declaration of Trust, as amended, is on file as an exhibit to each Trust’s Registration Statement, of which this SAI is a part.
On June 10, 2002, Evergreen Short Intermediate Bond Fund changed its name from Evergreen Fixed Income Fund.  On August 1, 2005, Evergreen Ultra Short Opportunities Fund changed its name from Evergreen Ultra Short Bond Fund.

INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

            Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  In some cases, an explanation beneath a fundamental policy describes the Fund’s practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund’s practices may change accordingly without a shareholder vote.  Unless otherwise stated, all references in this section to the assets of the Fund are in terms of current market value.

1.         Diversification

Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

            Further Explanation of Diversification Policy:

To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase.  The 5% and 10% limitations do not apply to (1) a
Fund’s assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and (3) shares of other investment companies.

2.         Concentration (Excluding Ultra Short Opportunities Fund)

Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Further Explanation of Concentration Policy:

Each Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S. or its agencies, instrumentalities or political subdivisions).

2a.       Concentration (Ultra Short Opportunities Fund only)

Ultra Short Opportunities Fund will normally invest more than 25% of its total assets in mortgage-backed and other mortgage-related securities (which may include securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Further Explanation of Concentration Policy:

Ultra Short Opportunities Fund will normally invest more than 25% of its total assets, taken at market value, in mortgage-backed and other mortgage-related securities (which may include securities that are issued or guaranteed by the U.S. government any state or territory of the U.S. or its agencies, instrumentalities or political subdivisions).

3.         Issuing Senior Securities

Except as permitted under the 1940 Act, each Fund may not issue senior securities.

4.         Borrowing

Each Fund may not borrow money, except to the extent permitted by applicable law.

Further Explanation of Borrowing Policy:

Under the 1940 Act generally, each Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and each Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes.  Each Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.

5.         Underwriting

            Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.         Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

Further Explanation of Real Estate Policy:

Each Fund may acquire or dispose of real estate or interests in real estate acquired through the exercise of its rights as the holder of debt obligations secured by real estate or interests therein.

7.         Commodities

Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.         Lending

Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law.  The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

            Further Explanation of Lending Policy:

To generate income and offset expenses, a Fund may lend portfolio securities to broker‑dealers and other financial institutions in an amount up to 33 1/3% of its total assets.  While securities are on loan, the borrower will pay the Fund any income accruing on the security.  The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high‑grade, short‑term obligations or interest bearing cash equivalents.
Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities.  The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest.  The Fund has the right to call a loan and obtain the securities lent any time on notice of no more than five business days.  The Fund may pay reasonable fees in connection with such loans.

The Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds, in accordance with
Evergreen’s Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 25296-812-11592).

OTHER SECURITIES AND PRACTICES

For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.”  Information provided in the sections listed below expands upon and supplements information provided in the Funds’ prospectuses.  The list below applies to all Funds unless otherwise noted:

Money Market Instruments

U.S. Government Agency Securities

When-Issued, Delayed-Delivery and Forward Commitment Transactions

Repurchase Agreements

Reverse Repurchase Agreements

Dollar Roll Transactions

Leverage

TBA Mortgage Securities

Covered Dollar Rolls

Convertible Securities

Derivatives - Swaps, Caps, Floors and Collars

Derivatives - Options and Futures Strategies

Derivatives - Foreign Currency Transactions (excluding Adjustable Rate Fund)

Foreign Securities (excluding Adjustable Rate Fund)

Sovereign Debt Obligations

High Yield, High Risk Bonds (excluding Adjustable Rate Fund and Ultra Short Opportunities Fund)

Illiquid and Restricted Securities

Investment in Other Investment Companies

Municipal Bonds (excluding Adjustable Rate Fund and Ultra Short Opportunities Fund)

U.S. Virgin Islands, Guam and Puerto Rico (excluding Adjustable Rate Fund and Ultra Short Opportunities Fund)

Master Demand Notes

Preferred Stocks

Brady Bonds

Obligations of Foreign Branches of U.S. Banks

Obligations of U.S. Branches of Foreign Banks

Payment-In-Kind Securities (PIKs)

Zero Coupon “Stripped” Bonds

Mortgage-Backed and Asset-Backed Securities

Variable or Floating Rate Instruments

Securities Lending

            Notwithstanding the above, each Fund may invest up to 5% of its assets in each of the securities or practices discussed in Part 2 of this SAI under "Additional Information on Securities and
Investment Practices."

PRINCIPAL HOLDERS OF FUND SHARES

            As of October 1, 2007, the officers and Trustees of each Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Except as noted below in the table, to the Funds' knowledge no persons owned of record 5% or more of any class of shares of the Funds. No person is reflected on the books and records of the Funds as owning beneficially 5% or more of the outstanding shares of any class of the Funds as of October 1, 2007.

 Adjustable Rate Fund - Class A shares

 MLPF & S for the sole benefit of its customers

 Attn:  Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 10.60%

 Charles Schwab & Co. Inc

 Special Custody Account FBO

 Exclusive Benefit of Customers

 Reinvest Acct

 101 Montgomery St./Mutual Funds

 San Francisco, CA 94104

 10.33%

 Prudential Investment Mgmt. Services

 FBO Mutual Fund Clients

 Mail Stop NJ 05-11-20

 1100 Mulberry Street

 3 Gateway Center Floor 11

 Newark, NJ 07102-4000

 6.59%

 Adjustable Rate Fund - Class B shares

 MLPF & S for the sole benefit of its customers

 Attn:  Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 7.03%

 Adjustable Rate Fund - Class C shares

 MLPF & S for the sole benefit of its customers

 Attn:  Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 27.09%

 Citigroup Global Markets Inc

 House Account

 Attn:  Peter Booth, 7th Floor

 333 West 34th Street

 New York, NY 10001-2402

 5.28%

 Adjustable Rate Fund - Class I shares

 Capinco

 c/o US Bank

 PO Box 1787

 Milwaukee, WI 53201-1787

 18.53%

 Band & Co.

 c/o/ US Bank

 Attn:  Willy Bloom

 PO Box 1787

 Milwaukee, WI 53201-1787

 12.07%

 JP Morgan Chase Bank

 Account Control Agreement

 R J Reynolds Tobacco Company

 Attn:  Connie Cherry

 401 N. Main Street

 Winston Salem, NC 27101-3804

 10.56%

 Wachovia NA TTEE

 Stable Portfolio TR

 401 S. Tryon Street

 Charlotte, NC 28288-0001

 5.63%

 Wachovia Bank NA

 EB/INT Cash Account

 Trust Accounts

 1525 W WT Harris Blvd.

 Charlotte, NC 28288-0001

 5.56%

 JP Morgan Chase Bank

 Account Control Agreement

 FHS Inc.

 Attn:  Caroline M. Price

 1007 N. Orange St. Suite 1402

 Wilmington, DE 19801-1242

 5.42%

 Adjustable Rate Fund - Class IS shares

 MLPF & S for the sole benefit of its customers

 Attn:  Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 12.62%

 UPRR UTU Crew Consist

 Attn:  Steven A. Oiness

 1400 Douglas St. Stop 1610

 Omaha, NE 68179-1610

 11.15%

 Power Financial Credit Union

 Accounting Department

 202 NW 150th Ave.

 Pembroke Pines, FL 33028-2805

 7.33%

 Washington & Co.

 c/o/ US Bank

 PO Box 1787

 Milwaukee, WI 53201-1787

 7.09%

 Post & Co

 c/o Bank of New York

 Mutual Funds Reorg Department

 PO Box 1066

 New York, NY 10268-1066

 6.59%

 UPRR UTU Crew Consist

 Attn: Steven A. Oiness

 1400 Douglas St. Stop 1610

 Omaha, NE 68179-1610

 5.71%

 UPRR UTU Crew Consist

 Attn: Steven A. Oiness

 1400 Douglas St. Stop 1610

 Omaha, NE 68179-1610

 5.55%

 Short Intermediate Bond Fund - Class A shares

 Wachovia Bank

 401K Accounts

 1525 West WT Harris Blvd.

 Charlotte, NC 28288-0001

 21.52%

 First Clearing, LLC

 Nevada Retail Network Self Insured Group

 575 S Saliman Rd.

 Carson City, NV 89701-5000

 11.16%

 First Clearing, LLC

 Nevada Transportation Network Self Insured Group

 575 S Saliman Rd.

 Carson City, NV 89701-5000

 11.01%

 Short Intermediate Bond Fund - Class B shares

 MLPF & S for the sole benefit of its customers

 Attn:  Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 7.28%

 Short Intermediate Bond Fund - Class C shares

 MLPF & S for the sole benefit of its customers

 Attn:  Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 11.31%

 Short Intermediate Bond Fund - Class I shares

 Wachovia Bank

 Cash Account

 Attn:  Trust Operations Fund Group

 401 S. Tryon Street, 3rd Floor, CMG 1151

 Charlotte, NC 28202-1934

 40.56%

 Wachovia Bank

 Reinvest Account

 Attn:  Trust Operations Fund Group

 401 S. Tryon Street, 3rd Floor, CMG 1151

 Charlotte, NC 28202-1934

 20.25%

 Band & Co.

 c/o US Bank

 Attn:  Willy Bloom

 PO Box 1787

 Milwaukee, WI 53201-1787

 15.02%

 Wachovia Bank

 401K Accounts

 1525 West WT Harris Blvd.

 Charlotte, NC 28288-0001

 12.87%

 Short Intermediate Bond Fund - Class IS shares

 None

 None

 Ultra Short Opportunities Fund - Class A

 Prudential Investment Mgmt. Services

 FBO Mutual Fund Clients

 Mail Stop NJ 05-11-20

 1100 Mulberry Street

 3 Gateway Center Floor 11

 Newark, NJ 07102-4000

 11.65%

 First Clearing, LLC

 William W. Waters

 7620 Baltusrol Lane

 Charlotte, NC 28210-4928

 10.35%

 MLPF & S for the sole benefit of its customers

 Attn:  Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 6.90%

 Ultra Short Opportunities Fund - Class B

 None

 None

 Ultra Short Opportunities Fund - Class C

 MLPF & S for the sole benefit of its customers

 Attn:  Fund Admin

 4800 Deer Lake Dr. E, 2nd Floor

 Jacksonville, FL 32246-6484

 13.33%

 Ultra Short Opportunities Fund - Class I

 Capinco

 c/o US Bank

 PO Box 1787

 Milwaukee, WI 53201-1787

 36.69%

 Wachovia Bank

 401K Accounts

 1525 WT Harris Blvd. West

 Charlotte, NC 28288-0001

 20.31%

 Patterson & Co.

 FBO WB Thirft Bond Wraps Sub

 1525 W WT Harris Blvd, CMG-NC1151

 Charlotte, NC 28262-8522

 12.82%

 Band & Co.

 c/o/ US Bank

 Attn:  Willy Bloom

 PO Box 1787

 Milwaukee, WI 53201-1787

 9.11%

 Prudential Investment Mgmt. Services

 FBO Mutual Fund Clients

 Mail Stop NJ 05-11-20

 1100 Mulberry Street

 3 Gateway Center Floor 11

 Newark, NJ 07102-4000

 6.58%

EXPENSES

Advisory Fees

            Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds.  EIMC is located at 200 Berkeley
Street, Boston, Massachusetts 02116-5034.  Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.  For more information, see “Investment Advisory Agreement” in Part 2 of this SAI.

            EIMC is entitled to receive from Adjustable Rate Fund an annual fee based on the Fund’s average daily net assets as follows which is computed as of the close of each business day and paid monthly:

 Average Daily Net Assets

 Fee

 First $5 billion

 0.21%

 Next $3 billion

 0.19%

 Over $8 billion

 0.17%

            EIMC is entitled to receive from Short Intermediate Bond Fund an annual fee based on the Fund’s average daily net assets as follows which is computed as of the close of each business day and paid monthly:

 Average Daily Net Assets

 Fee

 First $250 million

 0.42%

 Next $250 million

 0.40%

 Next $500 million

 0.38%

 Over $1 billion

 0.35%

            EIMC is entitled to receive from Ultra Short Opportunities Fund an annual fee based on the Fund’s average daily net assets as follows which is computed as of the close of each business day and paid monthly:

 Average Daily Net Assets

 Fee

 First $250 million

 0.40%

 Next $250 million

 0.35%

 Next $500 million

 0.30%

 Over $1 billion

 0.25%

Advisory Fees Paid

            Below are the advisory fees paid or accrued by the Funds for the last three fiscal years.

 Fund/Fiscal Year or Period

 Advisory Fees Paid

 Advisory Fees

 Waived

 June 30, 2007

 Adjustable Rate Fund

 $6,321,802

 $0

 Short Intermediate Bond Fund

 $3,876,342

 $0

 Ultra Short Opportunities Fund

 $2,054,000

 $356,933

 June 30, 2006

 Adjustable Rate Fund

 $9,021,360

 $223,438

 Short Intermediate Bond Fund

 $4,768,279

 $0

 Ultra Short Opportunities Fund

 $2,139,703

 $192,540

 June 30, 2005

 Adjustable Rate Fund

 $13,577,077

 $0

 Short Intermediate Bond Fund

 $5,039,980

 $0

 Ultra Short Opportunities Fund

 $1,478,229

 $531,364

Sub –Advisor and Sub-Advisory Fees Paid

Tattersall Advisory Group, Inc. (TAG), a subsidiary of Wachovia, acts as the sub-advisor to the Funds.  As sub-advisor, TAG manages each Fund’s investments on a day-to-day basis. The Funds do not pay a direct fee to TAG for its sub-advisory services.
With respect to Short Intermediate Bond Fund, EIMC has entered into a sub-advisory agreement with TAG under which EIMC pays TAG a fee at the annual rate of 0.19% of the average daily net assets of Short Intermediate Bond Fund. With respect to Adjustable Rate Fund and
Ultra Short Opportunities Fund, EIMC has entered into a sub-advisory agreement with TAG under which EIMC pays TAG a fee equal to 90% of the advisory fee retained by EIMC pursuant to its advisory contract with each Fund.

Brokerage Commissions

            Below are the brokerage commissions paid for the last three fiscal years or periods by the Funds to (1) all brokers and (2) to Wachovia Securities, LLC, an affiliate of Wachovia Corporation that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see “Brokerage” in Part 2 of the SAI.

 Fund

 Total Paid to All Brokers

 Total Paid to Wachovia Securities, LLC

 Year Ended June 30, 2007

 Adjustable Rate Fund

 $34,503

 $0

 Short Intermediate Bond Fund

 $21,253

 $0

 Ultra Short Opportunities Fund

 $22,301

 $0

 Year Ended June 30, 2006

 Adjustable Rate Fund

 $0

 $0

 Short Intermediate Bond Fund

 $36,038

 $0

 Ultra Short Opportunities Fund

 $0

 $0

 Year Ended June 30, 2005

 Adjustable Rate Fund

 $0

 $0

 Short Intermediate Bond Fund

 $0

 $0

 Ultra Short Opportunities Fund

 $0

 $0

Brokerage Commissions with Research Firms

            During the fiscal year ended June 30, 2007, the Funds allocated the following amount of transactions, and related commissions, to broker-dealer firms that EIMC considers to provide research services (“Research Firms”). Wachovia Securities, LLC (together with its wholly-owned subsidiary, First Clearing LLC) is a Research Firm. The provision of research was not necessarily a factor in the placement of these transactions with such Research
Firms.

Fund

 Dollar Amount of Transactions with Research Firms

 Commissions Paid on Transactions with Research Firms

 Adjustable Rate Fund

 $37,960,092,071.68

 $34,503.00

 Short Intermediate Bond Fund

 $0

 $0

 Ultra Short Opportunities Fund

 $7,965,632,748.61

 $18,299.32

  The following table lists the value of the Funds’ holdings, if any, in the securities of its regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act), or their parent companies, as of the end of each Fund’s most recent fiscal year.

 Fund

 Regular Broker or Dealer

 Market Value

 Short Intermediate Bond Fund

 Bank of New York Co.

 $5,217,785

 Caterpillar Financial Services Corp.

 $156,938

 Goldman Sachs Group, Inc.

 $5,009,493

 HSBC Finance Corp.

 $10,891,272

 Legg Mason, Inc.

 $10,116,772

 Morgan Stanley

 $6,991,768

 Northern Trust Corp.

 $51,616

Portfolio Turnover

            The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders.  It may also result in the Funds realizing greater net short-term capital gains, which are taxable to shareholders as ordinary income.

Underwriting Commissions

            Below are the underwriting commissions received by Evergreen Investment Services, Inc. (EIS), the Funds’ principal underwriter and an affiliate of Wachovia, from sales charges on the sale of
Fund shares and the amounts retained by EIS after the payment of any dealer allowance for the last three fiscal years. EIS is an affiliate of the Funds and EIMC. For more information, see “Principal Underwriter” in Part 2 of this SAI.

 Fund/Fiscal Year or Period

 Total Underwriting Commissions

 Underwriting Commissions Retained

 June 30, 2007

 Adjustable Rate Fund

 $231,858

 $12,923

 Short Intermediate Bond Fund

 $10,942

 $459

 Ultra Short Opportunities Fund

 $318,514

 $9,618

June 30, 2006

 Adjustable Rate Fund

 $387,050

 $13,814

 Short Intermediate Bond Fund

 $22,142

 $602

 Ultra Short Opportunities Fund

 $231,232

 $7,008

 June 30, 2005

 Adjustable Rate Fund

 $2,096,760

 $52,216

 Short Intermediate Bond Fund

 $70,599

 $12,794

 Ultra Short Opportunities Fund

 $524,805

 $12,794

Distribution and/or Service (Rule12b-1) Fees

            Below are the 12b-1 fees paid by each Fund for the fiscal year ended June 30, 2007.  Class I shares do not pay 12b-1 fees and Class IS shares do not pay distribution fees.  For more information, see “Distribution Expenses Under Rule 12b-1” in Part 2 of this SAI.

 Fund

 Class A

 Class B

 Class C

 Class IS

 Distribution Fees

 Service Fees

 Distribution

 Fees

 Service

 Fees

 Distribution

 Fees

 Service

 Fees

 Service

 Fees

 Adjustable Rate Fund

 $186,835

 $780,110

 $2,559,741

 $853,247

 $4,548,913

 $1,516,305

 $589,801

 Short Intermediate Bond Fund

 $32,128

 $96,385

 $46,379

 $15,460

 $107,384

 $35,795

 $35,474

 Ultra Short Opportunities Fund

 $45,846

 $190,571

 $145,771

 $48,590

 $574,313

 $191,438

 N/A

Trustee Compensation

            Listed below is the Trustee compensation paid by the Funds for the fiscal year ended June 30, 2007 and by the Evergreen Fund Complex(1)  for the twelve months ended December 31,
2006. The Trustees do not receive pension or retirement benefits from the Evergreen funds.  For more information, see “Management of the Trust” in Part 2 of this SAI.

 Trustee

 Aggregate Compensation from the Funds for the fiscal year ended 6/30/2007

 Total Compensation from Trust and Evergreen Fund Complex Paid to Trustees for the twelve months ended 12/31/2006(2)

 Charles A. Austin III

 $10,053

 $215,500

 Shirley L. Fulton(3)

 $3,088

 $166,250

 K. Dun Gifford

 $9,267

 $179,750

 Leroy Keith Jr.

 $8,986

 $184,500

 Gerald M. McDonnell

 $8,026

 $175,500

 Patricia B. Norris(4)

 $8,026

 $77,000

 William Walt Pettit

 $8,026

 $176,250

 David M. Richardson

 $8,026

 $175,500

 Russell A. Salton, III

 $9,353

 $208,000

 Michael S. Scofield

 $14,412

 $308,750

 Richard J. Shima

 $9,577

 $204,000

 Richard K. Wagoner

 $8,028

 $183,000

As of December 31, 2006, the Evergreen fund complex consisted of ten open-end investment management companies representing eighty-nine separate series and five closed-end funds.

The Trustees have a Deferred Compensation Plan which provides Trustees with the option to defer all or part of their compensation.  The Trustees may elect to earn a rate of return on any deferred compensation by selecting hypothetical investments in Evergreen
investment media in an amount equal to the deferred compensation.   A Trustee may elect when to receive distributions of such deferred amounts, but may not receive distribution before the earlier of the first business day of January following (a) a date five years following the deferral election, or (b) the year in which the Trustee ceases to be a member of the Board of Trustees.  Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Evergreen funds. Also pursuant to the Trustees' Deferred Compensation Plan, certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2006. The amounts listed below will be payable in later years to the respective Trustees:

                Austin                      $107,750

                Fulton                      $66,500

                Pettit                        $52,875

                Salton                      $41,600

Shima                      $102,000

                (3)   Ms. Fulton served as a Trustee through November 20, 2006.

                (4)   Ms. Norris became a Trustee effective July 1, 2006.

COMPUTATION OF CLASS A OFFERING PRICE

            Class A shares are sold at their net asset value (NAV) plus a front-end sales charge.  Below is an example of the method of computing the offering price of Class A shares of each Fund.
The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund’s Class A shares at June 30, 2007.  For more information, see “Purchase and Redemption of Shares” and “Pricing of
Shares” in Part 2 of this SAI.

 Fund

 Net Asset Value Per Share

 Sales Charge Per Share[1]

 Offering Price Per Share

 Adjustable Rate Fund

 $9.21

 2.25%

 $9.42

 Short Intermediate Bond Fund

 $5.90

 2.25%

 $6.04

 Ultra Short Opportunities Fund

 $9.72

 2.25%

 $9.94

(1)  The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

SERVICE PROVIDERS

Administrator

            EIS2, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia and an affiliate of EIMC, serves as administrator to the Funds, subject to the supervision and control of each Trust's Board of Trustees. Pursuant to a Master Administrative Services Agreement, EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund fees at the following annual rate.

Average Daily Net Assets

of the Evergreen Funds (excluding Money Market Funds and Institutional Enhanced Income Fund)

Administrative

Services Fee Rates

First $50 billion

0.100%

Next $25 billion

0.090%

Next $25 billion

 0.080%

Next $25 billion

0.075%

On assets over $125 billion

0.050%

2 Effective January 1, 2008, EIMC will replace EIS as the administrator to the Funds.

Administrative Fees Paid

            Below are the administrative fees paid by each Fund for the last three fiscal years.

 Fund/Fiscal Year or Period

 Administrative Fees Paid

 June 30, 2007

 Adjustable Rate Fund

 $2,996,852

 Short Intermediate Bond Fund

 $978,736

 Ultra Short Opportunities Fund

 $675,808

 June 30, 2006

 Adjustable Rate Fund

 $4,376,375

 Short Intermediate Bond Fund

 $1,225,781

 Ultra Short Opportunities Fund

 $647,848

 June 30, 2005

 Adjustable Rate Fund

 $6,453,116

 Short Intermediate Bond Fund

 $1,308,792

 Ultra Short Opportunities Fund

 $544,906

Distributor

            EIS is also the distributor of the Funds and markets the Funds through broker‑dealers and other financial representatives. EIS receives payments pursuant to the Funds' 12b-1 plans, as well as through the sales charges paid in respect of sales of the Funds' shares. EIS, a subsidiary of Wachovia, is an affiliate of each Fund and EIMC.

Transfer Agent

            Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, MA 02266-8400, a subsidiary of Wachovia and an affiliate of EIMC, is the Funds’ transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

Each Fund pays ESC annual fees as follows:

 Type

 Annual Fee Per Open Account*

 Annual Fee Per Closed Account**

 Monthly Dividend Funds

 $26.00

 $9.00

*   The Fund pays ESC this fee for all open accounts where shareholders of the Fund hold their accounts directly with the Fund. For accounts held in the name of a financial intermediary, ESC may pay the financial intermediary an amount intended to compensate the intermediary for certain shareholder services provided by it and related expenses. The Fund reimburses ESC for all or a portion of that amount plus an additional amount equal to fifteen percent of the reimbursement as compensation to ESC for the operation of the reimbursement program.

      ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Below are the transfer agency fees paid by each Fund to ESC for the last three fiscal years. A portion of the fees listed below was paid to one or more affiliates of EIMC and Wachovia Corporation.

 Fund/Fiscal Year or Period Ended

 Total Transfer AgencyFees Paid

 June 30, 2007

 Adjustable Rate Fund

 $2,516,300

 Short Intermediate Bond Fund

 $441,754

 Ultra Short Opportunities Fund

 $208,595

 June 30, 2006

 Adjustable Rate Fund

 $3,627,314

 Short Intermediate Bond Fund

 $489,427

 Ultra Short Opportunities Fund

 $223,925

 June 30, 2005

 Adjustable Rate Fund

 $4,694,018

 Short Intermediate Bond Fund

 $563,533

 Ultra Short Opportunities Fund

 $221,235

Securities Lending Agent

            Wachovia Bank, NA, a subsidiary of Wachovia and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as securities lending agent to certain of the
Evergreen funds.  A securities lending agent facilitates lending of a Fund's securities to brokers, dealers and other financial institutions to earn additional income for the Fund. Since Wachovia Bank, N.A. did not serve as securities lending agent to the
Funds, it did not earn any fees from the Funds during the fiscal year ended June 30, 2007.

Independent Registered Public Accounting Firm

            KPMG LLP, 99 High Street, Boston, MA 02110, audits the financial statements of each Fund.

Custodian

            State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

            Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, serves as the counsel to the Funds.

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Independent Trustees of the Trusts.

FINANCIAL STATEMENTS

            The audited financial statements for each Fund, as of June 30, 2007, for the fiscal year then ended, including notes thereto, and the report of the Independent Registered Public Accounting
Firm thereon, are hereby incorporated into this document by reference to each Fund's June 30, 2007 Annual Report. The Funds’ June 30, 2007 Annual Reports were filed electronically with the SEC on September 4, 2007 (Accession No. 0001379491-07-000136 for
Evergreen Select Fixed Income Trust and Accession No. 0001379491-07-000138 for Evergreen Fixed Income Trust).  A copy of each Annual Report may be obtained without charge by writing to Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts
02266-8400, by calling toll-free at 1.800.343.2898 or by downloading them from Evergreeninvestments.com.

Statement of Additional Information (SAI)

PART 2

ADDITIONAL INFORMATION ON SECURITIES

AND INVESTMENT PRACTICES

The prospectus describes the Fund’s investment goal and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use.  Some of the information below may not apply to the Fund or the Class in which you are interested.

            The term “advisor” includes any sub-advisor applicable to a Fund.

Money Market Instruments

The Fund may invest up to 100% of its assets in high-quality money market instruments, such as notes, certificates of deposit, commercial paper, banker’s acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

            The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

            In general, securities issued by U.S. Government-sponsored entities are backed only by (i) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (ii) the credit of the agency or instrumentality issuing the securities or guaranteeing the obligations.  Generally, the U.S. Government agencies issuing these securities, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. Government or U.S. Treasury.  This means that, in most cases, securities issued or guaranteed by U.S. Government agencies are supported only by the credit of the issuing agency, standing alone.  One important exception is securities issued and guaranteed by the Government National Mortgage Association, which are backed by the full faith and credit of the U.S. Government.

            Some examples of government agencies and instrumentalities that do not receive financial support from the U.S. Government or U.S. Treasury and whose securities and obligations are supported only by the credit of the issuing agency include the following.

(i)   Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii)   Farmers Home Administration;

(iii)  Federal Home Loan Banks;

(iv)  Federal Home Loan Mortgage Corporation;

Federal National Mortgage Association; and

Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government.  GNMA securities or "certificates" represent ownership in a pool of underlying mortgages.  The timely payment of principal and interest due on these securities is guaranteed by GNMA.

            Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments.  While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30‑year bond.

            The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool.  Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool.  In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

            Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long‑term rates because of the prepayment feature.  For instance, when interest rates decline, prepayments of the underlying mortgages are likely to increase as the holders of the underlying mortgages seek refinancing.  As a result, the value of a
GNMA certificate is not as likely to rise as the value of a comparable debt security would in response to the same decline.  In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When‑Issued, Delayed‑Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when‑issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis.  Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

            The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.  Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth.  In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when‑issued, delayed-delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due.  The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

            Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund.  In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale.  If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Derivatives

            The use of swaps, options, futures contracts, and other derivatives involves risk.  Thus, while a Fund may benefit from the use of options, futures, options on futures and other derivatives, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Even if a Fund has the ability to engage in derivatives transactions, no Fund has the obligation to enter into derivatives transactions at any time or under any circumstances.  In addition, nothing in this SAI is intended to limit in any way any purpose for which a Fund may enter into any type of derivatives transaction; a Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

A Fund’s ability to engage in derivatives transactions is limited by the requirements for qualifying as a "regulated investment company" under the Internal Revenue Code.

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps.  Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund.  In such an instance, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount.  If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps.  A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the issuer of the underlying reference obligation.  If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund.  As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event).  In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party issuer of the underlying reference obligation.  In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract.  If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations.  As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

            Total return swaps.  In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s).  In a total return swap, one party will agree to pay to the other party the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Risk Factors in Swap Contracts and Other Two-Party Contracts.  The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement.  If the investment adviser is incorrect in its forecasts of such factor, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

            In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty.  If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights.  For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the
Fund when the Fund seeks to enforce its contractual rights.  The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty.  The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Options and Futures Strategies

Options on Securities and Indices

            An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or units of the index underlying the option) at a specified price.  Upon exercise of an option on a security, the writer of the option generally has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise of an option on an index, the writer of the option generally is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be traded on securities exchanges, or on the over-the-counter market.

Purchasing Options on Securities and Indices.  Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security.  If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit.  By using put options in this manner, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs.  In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

            Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future.  If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit.  The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.  Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices.  Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices.  The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit.  The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund.  In such a case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option.
Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund.  During periods of declining securities' prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk.  However, when securities' prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received.  Call options written on securities that the Fund does not own are riskier than call options written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call option is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option.  Call options written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited.  There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

A Fund also may write a put option on a security.  In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options.  A Fund may also invest in over-the-counter (“OTC”) options.  OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions.  The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option.  If an option is American style, it may be exercised on any day up to its expiration date.  In contrast, a European style option may be exercised only on its expiration date.

In addition, a holder of an option may realize a gain or loss on the option by effecting an offsetting closing transaction.  In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased.  A Fund would realize a gain from a closing sale transaction if the premium received from the sale of the option is more than the premium paid to purchase the option (plus transaction costs).
A Fund would realize a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs).  Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written.  A Fund realizes a gain from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is less than the premium received from writing the option.  A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

Risk Factors in Options Transactions.  There are various risks associated with transactions in exchange-traded and OTC options.  The values of options written by a Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option.
This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments.  In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.  If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If a Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it may not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call option, but retains the risk of loss (net of premiums received) should the price of the underlying security decline.  As the writer of a call option on a security it does not own, the Fund will realize a loss on the option if the price of the security increases above the strike price of the option.  Similarly, as the writer of a call option on a securities index, a Fund will realize a loss on the option if the value of the index increases above the level on which the strike price is set.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series.  If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option as described above.  In addition, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write.  The Fund(s), an investment advisor, and other clients of the investment advisor may constitute such a group.  These limits restrict a Fund’s ability to purchase or sell particular options.

An OTC option   is also generally subject to the risks described above under " Risk Factors in Swap Contracts and Other Two-Party Contracts."

Futures Contracts and Related Options

A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price.  A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price.  The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date.  The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade—known as “contract markets”—approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a "closing transaction").  If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss may be unlimited.

No price is paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of liquid assets to serve as “initial margin.”  Initial margin is similar to a performance bond or good faith deposit which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, called “variation margin” or
“maintenance margin,” to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a commodity pool operator under the
CEA.

Options on futures contracts.  In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.  Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures.  If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option on futures contracts may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Investment in futures contracts involves risk.  A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract.  Successful use of futures contracts and related options by a Fund is subject to the investment advisor's ability to predict movements in various factors affecting financial markets.  The use of futures and related options strategies involves the risk of imperfect correlation among movements in the prices of the securities, index, or commodity underlying the futures and options purchased and sold by a Fund and in the prices of the options and futures contracts themselves.  Also, in a case where a Fund uses futures and related options for hedging purposes, there is the risk that movements in the prices of the futures and options will not correlate closely with movements in the prices of the securities that are the subject of the hedge.  The prices of futures and related options may not correlate perfectly with movements in the underlying securities, index, or commodity due to certain market distortions for a number of reasons.  For example, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities, index, or commodity and futures markets.  In addition, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than do the securities markets.  Increased participation by speculators in the futures markets may also cause temporary price distortions.  Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the underlying securities, index, or commodity and movements in the prices of futures and related option, even a correct forecast of general market trends by the investment advisor may still not result in a profitable position over a short time period.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).  However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.  The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a Fund, the Fund may seek to close out such a position.  A Fund's ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market.  It is not certain that this market will develop or continue to exist for a particular futures contract or option.

As noted above, a Fund that purchases or sells a futures contract is only required to deposit margin as required by relevant CFTC regulations and the rules of the relevant contract market.  Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s portfolio.  Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

U.S. Treasury security futures contracts and options.  U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price.  Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a Fund is subject to the investment advisor’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities.  For example, if a Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund's securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.  For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund's tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts.  An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made.  Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index.  Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position.  A unit is the current value of the index.  A
Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).  A Fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The S&P 500 assigns relative weightings to the common stocks included in the S&P 500, and the value fluctuates with changes in the market values of those common stocks.  In the case of the S&P 500, contracts are to buy or sell 500 units.  Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150).  The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.  For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4 per unit).  If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2 per unit).

There are several risks in connection with the use by a Fund of index futures.  For example, successful use of index futures by a Fund may be subject to the investment advisor’s ability to predict movements in the direction of the market.  For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund’s portfolio may decline.  If this occurred, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities.  It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

Options on index futures are similar to options on other financial futures contracts, giving the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

            Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges.  Options on securities and indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States and may be subject to greater risks than trading on domestic exchanges.  For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  The lack of a common clearing facility creates counterparty risk.  If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies.  When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (for example, the definition of default) differently.  If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty.  A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.  In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is conducted on foreign exchanges, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate.  The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Foreign Securities” below).

Structured Notes

Structured notes include, but are not limited to, reverse convertible notes, interest rate-linked notes, credit-linked notes, commodity-linked notes and dual currency notes. Structured notes are debt obligations where the interest rate and/or principal amount payable upon maturity or redemption of the note is determined by the performance of an underlying reference instrument, such as an asset, market or interest rate. Structured notes may be positively or negatively indexed; that is, an increase in the value of the reference instrument may produce an increase or decrease in the interest rate or principal. Further, the rate of return on a structured note may be determined by the application of a multiplier to the percentage change (positive or negative) in value of the reference instrument. Structured notes may be issued by governmental agencies, broker-dealers or investment banks at various levels of coupon payments and maturities, and may also be privately negotiated to meet an individual investor’s requirements. Many types of structured notes may also be “replicated” through a combination of holdings in equity and fixed-income securities and derivative instruments such as call or put options.

Reverse Convertible Notes.  Reverse convertible notes are structured products that are designed to make regular interest payments, but where the value of the principal is linked to the performance of an underlying reference instrument – usually an equity security. Reverse convertible notes have a put option attached which is exercisable if the price of the underlying reference instrument drops below a stated value (“downside limit”) during a stated period. At maturity, the holder of the note will receive the full amount of principal if the value of the reference instrument did not close below the downside limit during the period. If the value of the reference instrument did close below the downside limit during the period, the holder of the note will usually receive a certain number of shares of the underlying equity security. Reverse convertible notes are generally used to generate income while providing some downside price protection on the underlying equity security.

Risk factors for structured notes.  Investments in structured notes are subject to interest rate risk and the credit risk of the issuer. Further, depending on the type of structured product, an increase or decrease in the value of the underlying reference instrument may cause a decrease in the interest rate payable as well as in the principal amount payable on maturity.  The percentage decrease in value of a structured note may be far greater than the percentage by which the value of the reference instrument increases or decreases. Structured notes may also be less liquid than other types of securities.

Foreign Currency Transactions

Foreign currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors.  Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.  Foreign currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.  A Fund may use currency instruments for hedging, investment, or currency risk management.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date.  A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive, for the duration of the contract.  The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency.  Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

A Fund also may purchase or sell currency futures contracts and related options.  Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price.  However, currency futures can be and often are closed out prior to delivery and settlement.  In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option)
a specified currency futures contract at a fixed price during a specified period.

            A Fund also may purchase or sell options on currencies.  These options give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.  Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner.  They may be traded on an exchange or in the OTC markets.  Options on currencies traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using options.

            Derivatives involving foreign currencies may often lead to differences between a Fund’s book income (as determined for financial accounting purposes) and its taxable income because federal income tax law generally treats gains and losses from foreign currency positions as ordinary income or loss, while for financial accounting purposes such gains or losses are capital gains or losses.  While a Fund may elect to treat foreign currency positions gains or losses as capital gains or losses, book/tax differences may still arise when various gains and losses offset each other for financial accounting purposes but not for tax purposes.  Thus, a Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains at the Fund level and its distributions to shareholders.  A Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

            Please see "Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges" above.

Currency Cross-hedge

A currency cross-hedge enables the advisor to reduce exposure in one foreign currency relative to exposure in a second foreign currency. This strategy would make sense when the Fund wants to maintain its overall foreign currency exposure, but feels that some of the currencies are relatively more attractive.  An example would be where the advisor feels that the British Pound is more attractive than the Euro, and cross-hedges some Euro-denominated bonds back to the Pound Sterling.  The overall foreign currency exposure stays constant, but the relative weighting of the Pound versus the Euro increases.

Currency Proxy-hedge

A currency proxy-hedge enables the advisor to hedge a foreign currency exposure back to the U.S. dollar by using a second currency that has a high correlation to the actual long position, but where the second currency hedge would be either more liquid or less costly.  An example might be where a fund owns a position denominated in Indonesian Rupiah, but where the Yen has higher liquidity and is deemed a more cost effective hedge.

Creating a Net Long Position Versus a Foreign Currency

Creating a net long position would be a situation where the advisor of the Fund wishes to create exposure to a currency that exceeds the value of securities denominated in that currency that are held by the Fund.  An example might be where the advisor has reduced his weighting in Japanese bonds to 10% below the benchmark due to concerns with the bonds, but wants to maintain a market weighting in the Yen.  Creating a long position in the Yen would accomplish this result.

Repurchase Agreements

A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price
(representing the Fund's cost plus interest).  Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.  The investment advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.  If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest.  In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return.  Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.  During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.  A reverse repurchase agreement generally creates investment leverage.  If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a
Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Dollar Roll Transactions

            The Fund may enter into "dollar rolls" in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date.  In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages.  The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold.  The Fund could also be compensated through receipt of fee income.

Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund’s borrowings and other senior securities.  Investing in dollar rolls creates leverage (unless they are “covered dollar
rolls,” see description below) and are included in the calculation of the Fund’s total leverage-creating transactions.   In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund’s right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund’s total leverage-creating transaction.

Leverage

            The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with EIMC’s Leverage Policy.  Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.  Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions above) as well as investing in securities that are issued on a “to-be-announced” basis (commonly referred to as “TBAs”) which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund’s total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Securities Lending

            The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund.  These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral.   Voting rights or rights to consent with respect to the loaned securities passes to the borrower.  The Fund bears the risk that the value of investments made with collateral may decline.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed‑income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment goal.
The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed‑income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

            The Fund may purchase preferred stock.  Some preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid.

            If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation.  Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Indexed Securities

            The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

            Indexed securities differ from other types of debt securities in which the Fund may invest in several respects.  First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated).  The reference instrument need not be related to the terms of the indexed security.  For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies.  An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases.  Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

            Investment in indexed securities involves certain risks.  In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the underlying reference instruments.  Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity.  Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

            To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

Brady Bonds

            The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds were created in 1989, and, accordingly, do not have an extensive payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the
Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk).  In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium.  Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

            The Fund may invest in foreign securities or U.S. securities traded in foreign markets.  In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit.  The Fund may also invest in Canadian commercial paper and
Europaper.  These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers.  Such risks include the possibility of adverse political and economic developments;
imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.  Such investments may also entail higher custodial fees and sales commissions than domestic investments.  Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries.  Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

The Fund may be subject to risks associated with obligations of the Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development).  Because these entities are not governmental entities with taxing authority, and may be supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Premium Securities

            The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates.  Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity.  Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

The Fund may invest a portion of its assets in lower rated bonds.  Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody’s, commonly known as “junk bonds,” typically offer high yields, but also usually high risk.  While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.  Investors should be aware of the following risks:

            (1)    The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged.  Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing.  Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

            (2)    The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

            (3)    The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise.  For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost.  The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher‑rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

            (4)    The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and (c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see “Corporate and Municipal Bond Ratings” below.

Sovereign Debt Obligations

The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

            The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

            The Fund may invest in "restricted" securities (i.e., securities subject to restrictions on resale under federal securities laws).  Rule 144A under the Securities Act of 1933
("Rule 144A") allows certain restricted securities to trade among qualified institutional investors.  Since Rule 144A securities and other investments may have limited markets, the Fund’s portfolio manager, pursuant to procedures adopted by the Fund’s Board of Trustees, will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above.

Investment in Other Investment Companies

            The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act.  Currently, with limited exceptions, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies.  Notwithstanding the foregoing, the Fund may invest an unlimited amount of its uninvested cash in the shares of money market funds or the shares of other Evergreen Funds, subject to the conditions set forth in the 1940 Act. The Fund’s ability to invest in other investment companies may differ from the limitations in the 1940
Act to the extent permitted by SEC rules or exemptive relief. For example, the Fund may invest all of its investable assets in securities of a single open‑end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.  Investing in other investment companies may expose a Fund to duplicate expenses and may lower the value of the Fund’s shares.

Short Sales

A short sale is the sale of a security the Fund has borrowed.  The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender.  After a short sale is completed, the value of the security sold short may rise.  If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

            The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.  The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

The Fund may invest in municipal bonds of any state, territory or possession of the United States, including the District of Columbia. The Fund may also invest in municipal bonds of any political  subdivision, agency or instrumentality (e.g., counties,
cities, towns, villages, districts, authorities) of the U.S. or its possessions.   Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.  Municipal bonds may also be issued to refinance public debt.

            Municipal bonds are mainly divided between "general obligation" and "revenue" bonds.  General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax.  They are repaid from the issuer's general revenues.  Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer.  In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

            The Fund may also invest in industrial development bonds.  Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations.  The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities.  Generally, the interest paid on an industrial development bond qualifies as fully exempt from federal income tax.
However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

            The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating.  Municipal bonds are rated by S&P, Moody's and Fitch.  Such ratings, however, are opinions, not absolute standards of quality.  Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield.  Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund.  Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

            The ability of the Fund to achieve its investment goal depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due.  Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default.  Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issuer's weaknesses.  Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due.  In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund and other Evergreen funds.

            From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds.  Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund.  If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.  In order for the interest on a municipal security to be tax exempt, the municipal security must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

U.S. Virgin Islands, Guam and Puerto Rico

The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named.  The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico.  Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates.  The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate.  An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond.  The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity.  There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.  Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

The Fund may invest in master demand notes.  These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower.  Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.  The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice).  Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year.  The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.  Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time.  Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund‘s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand.  These notes are not typically rated by credit rating agencies.
Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody’s or F-1 by Fitch.

Payment‑in‑kind Securities (PIKs)

The Fund may invest in payment‑in‑kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period.  The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow.  Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

An advantage of PIKs for the issuer ‑‑ as with zero coupon securities ‑‑ is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash‑paying securities.  However,
PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

As a group, PIK bonds trade flat (i.e., without accrued interest).  Their price is expected to reflect an amount representing accreted interest since the last payment.  PIKs generally trade at higher yields than comparable cash‑paying securities of the same issuer.  Their premium yield is the result of the lesser desirability of non‑cash interest, the more limited audience for non‑cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

PIKs may be more speculative and subject to greater fluctuations in value due to changes in interest rates than income-bearing junk bonds.

The federal income tax treatment of PIKs is the same as the federal income tax treatment of zero coupon bonds. See “Zero Coupon ‘Stripped’ Bonds” and “Tax Information” below.

Zero Coupon "Stripped" Bonds

The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds.  The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series.  Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities.  Each zero coupon bond entitles the holder to receive a single payment at maturity.  There are no periodic interest payments on a zero coupon bond.  Zero coupon bonds are offered at discounts from their face amounts.

In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations.  Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price.  The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield"
method.  Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss.  If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds. See “Tax Information” below.

Zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than income-bearing junk bonds.

Mortgage‑Backed and Asset‑Backed Securities

The Fund may invest in mortgage‑backed securities and asset‑backed securities.  Two principal types of mortgage‑backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).
CMOs are securities collateralized by mortgages, mortgage pass‑throughs, mortgage pay‑through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage‑backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties).  Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only.  Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass‑throughs to be prepaid prior to their stated maturity.  Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass‑throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage‑backed securities, the Fund may invest in securities secured by other assets, including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over‑the‑counter and typically have a short‑intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of asset‑backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset‑backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset‑backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset‑backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset‑backed securities may default and/or may suffer from these defects.  In evaluating the strength of particular issues of asset‑backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

TBA Mortgage Securities

TBA refers to “To Be Announced.”  These types of securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.

Variable or Floating Rate Instruments

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit.  Variable or floating rate instruments bear interest at a rate which varies with changes in market rates.  The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.  A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula.  The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long‑term bond or commercial paper ratings applicable to permitted investments for the Fund.  The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

            The Fund may invest in investments related to real estate, including real estate investment trusts (REITs)  such as equity REITs and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive
their income primarily from interest payments.   Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by borrower default risk and interest rate risk.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the
Internal Revenue Code of 1986, as amended (the “Code”) and to maintain exemption from the 1940 Act.  In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

The Fund may invest in limited and master limited partnerships.  A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement.  Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities.  A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time.  The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust (“UIT”) that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index.  Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts (“SPDRs”) and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100
Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them.  The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them.  Accordingly, the level of risk involved in the purchase or redemption or sale of a
Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks.  Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

PURCHASE AND REDEMPTION OF SHARES

You may buy shares of a Fund through Evergreen Investment Services, Inc. (EIS), broker‑dealers that have entered into special agreements with EIS or certain other financial institutions.  With certain exceptions, a Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.  Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (CDSC) when you redeem the Fund's shares or no sales charges at all.  Each Evergreen fund offers different classes of shares.  Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class A shares.

There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

In addition to the circumstances described in the prospectus, no front-end sales charges are imposed on Class A shares purchased by shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families (as defined in the prospectus).  As described in the prospectus, current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates; members of each such individual’s immediate family; employees of broker-dealer firms that have entered into dealer agreements with EIS; and members of each such individual’s immediate family, are eligible to purchase Class A shares at net asset value (NAV).  Accounts opened while the individual (or his or her immediate family member) is in a position giving rise to these privileges will continue to have the privilege of purchasing Class A shares at NAV after termination of the position; however, accounts opened after termination of the position
(in the absence of any other circumstances giving rise to the privilege to purchase Class A shares at NAV) will not be eligible for purchases of Class A shares at NAV.  These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund.  Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort.  Similarly, these provisions extend the privilege of purchasing shares at NAV to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EIS.  Furthermore, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

In addition, in connection with the terms of a merger, acquisition or exchange offer made under a plan of reorganization, Class A shares may be purchased at NAV by certain investors of acquired funds who remain investors in the Evergreen funds, including former
Class IS shareholders of Evergreen Strategic Value Fund and Evergreen Limited Duration Fund, former Investor class shareholders of Undiscovered Managers Funds, former shareholders of two funds managed by Grantham, Mayo, Van Otterloo & Co. (the GMO Global Balanced
Allocation Fund and the GMO Pelican Fund), former shareholders of an Atlas Fund and former shareholders of America’s Utility Fund.

Class B Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class B shares.

Class B shares that have been outstanding for eight years (or, in the case of Short Intermediate Term Bond Funds, six years) will automatically convert to Class A shares without imposition of a front‑end sales charge or exchange fee.  Conversion of
Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares, Class I Shares (also referred to as Institutional Shares), Class R Shares, Class S Shares, Class S1 Shares, Administrative Shares, Institutional Service Shares, Investor Shares and Participant Shares

The Fund’s prospectus describes, if applicable, the sales charges applicable to purchases of Class C shares, Class I shares (also referred to as Institutional shares), Class R shares, Class S shares, Class S1 shares, Administrative shares, Institutional
Service shares, Investor shares and Participant shares.

Contingent Deferred Sales Charge

The Fund charges a CDSC on certain share classes to reimburse the distributor for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule
12b-1” below).  Administrative, Institutional, Institutional Service, Investor and Participant shares do not charge a CDSC.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's NAV (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund's NAV at the beginning of the period.

Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. See “By Exchange” under “How to Buy Shares” in the prospectus.  Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange.  The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. An exchange constitutes both a sale and a purchase of shares and as such, may create a taxable event. See “Taxes on the Sale or Exchange of Fund Shares” below.

Automatic Reinvestment

As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares.  When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the then-current NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PRICING OF SHARES

Calculation of Net Asset Value (NAV)

            The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus.  The Fund will not compute its NAV on the days the New York Stock Exchange is closed. Evergreen reserves the right to adjust the time the Fund calculates its NAV to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

            The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

            Current values for the Fund's portfolio securities are determined as follows:

                        (1)  Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

Portfolio debt securities acquired with more than 60 days to maturity for which market prices are unavailable will be valued by an independent pricing service or other service by using matrix pricing or other methods that typically take into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

                        (4)  Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded.  If there has been no sale, the securities are valued at the mean between bid and asked prices.  Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market.  In such instances, the value of foreign securities may be adjusted.

                        (5)  Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value.

Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor’s opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Investments in other mutual funds are valued at such funds’ net asset value.

The Evergreen money market funds, as permitted under Rule 2a-7 of the 1940 Act, generally value their securities at amortized cost.

PRINCIPAL UNDERWRITER

            EIS is the principal underwriter for the Trust and with respect to each class of shares of the Fund.  The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement)
with EIS with respect to each class of the Fund.

            EIS, as agent, has agreed to use its best efforts to find purchasers for the shares.  EIS may retain and employ representatives to promote distribution of the shares and may obtain orders from broker‑dealers, and others, acting as principals, for sales of shares to them.  The Underwriting Agreement provides that EIS will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

            All subscriptions and sales of shares by EIS are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Agreement and Declaration of
Trust (the “Declaration of Trust”), By‑Laws, current prospectuses and SAI.  All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received.  Under the Underwriting
Agreement, the Fund is not liable to anyone for failure to accept any order.

            EIS has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares.  EIS has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust, against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EIS or any other person for whose acts EIS is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

            The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the “Independent Trustees”), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

            The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement.  The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

            From time to time, if, in EIS's judgment, it could benefit the sales of shares, EIS may provide to selected broker‑dealers promotional materials and selling aids.

DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares (“Share Classes”), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.  These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund’s expense table in the prospectus. The 12b-1 fees are composed of service fees and/or distribution fees which are described further below. Certain Wachovia affiliates receive 12b-1 fees from the Funds.

Class I shares (also referred to as Institutional shares) of the Fund do not pay 12b-1 fees.

Under the distribution plans (each a “Plan,” together, the “Plans”) that the Fund has adopted for its share classes, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EIS pursuant to principal underwriting agreements (each an “Agreement,” together, the “Agreements”) that the Fund has entered into with respect to its share classes, as applicable.

 Class

 Current Maximum

 12b-1 Fees Allowed Under the Plans

 A

 0.75%(a)

 B

 1.00%

 C

 1.00%

 S

 0.75%(b)

 S1

 0.75%(b)

 Administrative

 0.75%(c)

 Institutional Service

 0.75%(d)

 Investor

 0.75%(e)

 Participant

 0.75%(f)

 R

 1.00%(g)

(a) Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds or other Evergreen funds offering Institutional Service shares. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(g) Currently limited to 0.50% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund’s investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts.  The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under “Current Maximum 12b-1 Fees Allowed Under the Plans.” The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

The Agreements provide that EIS will use the distribution fees received from the Fund for the following purposes:

(1)        to compensate broker-dealers or other persons for distributing Fund shares;

(2)        to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund’s shareholders; and

(3)        to otherwise promote the sale of Fund shares.

The Agreements also provide that EIS may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares.  EIS may assign its rights to receive compensation under the Plans to secure such financings.  Wachovia or its affiliates may finance payments made by EIS to compensate broker-dealers or other persons for distributing shares of the Fund.

            The Funds may make payments under the Plan when shares of the Fund are not available for purchase.

In the event the Fund acquires the assets of another mutual fund, compensation paid to EIS under the Agreements may be paid by EIS to the acquired fund’s distributor or its predecessor.

Since EIS’s compensation under the Agreements is not directly tied to the expenses incurred by EIS, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to
EIS.  Distribution expenses incurred by EIS in one fiscal year that exceed the compensation paid to EIS for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares and are charged as class expenses, as accrued.  The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker‑dealers without the assessment of a front‑end sales charge, while at the same time permitting EIS to compensate broker‑dealers in connection with the sale of such shares.

            Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares and are charged as class expenses, as accrued.

            Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis.  Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

            The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EIS; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            Each Plan and the Agreement will continue in effect for successive 12‑month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the
Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

            The Plans permit the payment of fees to brokers and others for distribution and shareholder‑related administrative services and to broker‑dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares.  The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A,
Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares.  The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares;
assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant
and Class R shares.

            In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EIS with respect to that class or classes, and (ii) the Fund would not be obligated to pay EIS for any amounts expended under the Agreement not previously recovered by EIS from distribution services fees in respect of shares of such class or classes through deferred sales charges.

            All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected.  Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EIS.  To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EIS.  Any Agreement will terminate automatically in the event of its assignment.  For more information about 12b-1 fees, see “Distribution and/or Service (Rule 12b-1) Fees” under “More
Information about the Funds’ Fees and Expenses” in the prospectus and ”Distribution and/or Service (Rule 12b-1) Fees” under “Expenses” in Part 1 of this SAI. To the extent EIMC and EIS are compensated based on assets under management in the Evergreen funds, they may be considered to have an interest in the operation of the Plans.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

            EIS will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Institutional
Service and Class R shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).

The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Short Intermediate Bond Fund) will be calculated quarterly at the rate of
0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

The rate of service fees of an Evergreen money market fund with Class A shares will be calculated quarterly at the rate of 0.075% per quarter of the average daily net asset value of such Eligible Shares (approximately 0.30% annually) during such quarter.

The rate of service fees of Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Short Intermediate Bond Fund for Class A shares will be calculated quarterly at the rate of 0.050% per quarter of the average daily net asset value of all such Eligible
Shares (approximately 0.20% annually) during such quarter.

The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Participant and Class R Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

The amount of any service fee that exceeds 0.25% is considered an “asset-based sales charge” and is calculated into the appropriate maximum aggregate cap as specified in the rules of the Financial Industry Regulatory Authority (FINRA).

The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

EIS will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Class C Eligible
Shares”).  Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter.  Service fees will be paid within five business days after the end of the service commission period in the respective quarter.  EIS will pay service fees only to the extent that such amounts have been paid to EIS by the Fund.

            No service fees are paid on sales of any Class I shares (also referred to as Institutional shares) of the Fund.

Commissions

            EIS pays commissions to investment firms for sales of Class A shares at the following rates:

 Equity Funds (except Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund)

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 5.00%

 $50,000-$99,999

 4.25%

 $100,000-$249,999

 3.25%

 $250,000-$499,999

 2.00%

 $500,000-$999,999

 1.75%

 $1,000,000-$2,999,999

 1.00% of the first $2,999,999, plus

 $3,000,000-$4,999,999

 0.50% of the next $2,000,000, plus

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000

 Long-term Bond Funds and Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 4.25%

 $50,000-$99,999

 4.25%

 $100,000-$249,999

 3.25%

 $250,000-$499,999

 2.00%

 $500,000-$999,999

 1.75%

 $1,000,000-$2,999,999

 1.00% of the first $2,999,999, plus*

 $3,000,000-$4,999,999

 0.50% of the next $2,000,000, plus*

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000*

  *   Evergreen Envision Funds and Evergreen Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

 Short-term Bond Funds

 (including Short-Intermediate Municipal

 Bond Fund and Short-Intermediate Bond

 Your Investment

 Dealer Commission as a % of Offering Price

 Fund)

 $0-$99,999

 2.00

 $100,000-$249,999

 1.50%

 $250,000-$499,999

 1.25%

 $500,000-$999,999

 0.75%

 $1,000,000-$4,999,999

 0.50% of the first $4,999,999, plus**

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000**

**  Evergreen Adjustable Rate Fund pays 0.25% to investment firms for all amounts over $1,000,000.

            For Short-term Bond Funds EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 2.00% of shares sold at the time of purchase.

            EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

EIS pays commissions to investment firms for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

EIS will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).  Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter.  Such commissions will be paid by the twentieth day of the month before the end of the respective quarter.  Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable FINRA limitations and other governing regulations.

            No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Class R, Class S and Class S1 shares of a Fund.

TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

            The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code.  (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or foreign currencies, and net income from certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.  By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements with respect to each calendar year and with respect to each one-year period ending on October 31.  The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether reinvested in shares or paid out in cash.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the Fund on the reinvestment date.

            To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short‑term capital gains, if any).  The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income.  Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the current 15% rate of tax for other taxpayers who have met the relevant holding period requirements discussed below.  The Fund will inform shareholders of the amounts that so qualify.  If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

In order for dividends received by a Fund shareholder to be “qualified dividend income” (qualifying for the 15% rate of tax for the fiscal years beginning before January 1, 2011), the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

From time to time, the Fund will distribute the excess of its net long‑term capital gains over its short‑term capital loss to shareholders (i.e., capital gain dividends).  For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long‑term capital gains.  Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares. The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.
These rules could therefore affect the amount, timing and character of distributions to shareholders.

Some of the debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (OID) is treated as interest income and is included in taxable income (and is required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Distributions by the Fund reduce its NAV.  A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital.  In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital.  Nevertheless, the shareholder may incur taxes on the distribution.  Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return.  Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

If more than 50% of the value of the Fund's total assets at the end of the taxable year consists of securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold. The Fund intends to make such an election to the extent that its foreign taxes exceed $0.01 per share. If such election is made, the shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that would be to his advantage.  In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom.  As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

            For Funds that may invest an amount less than or equal to 50% of the value of its assets in foreign securities, income received by the Fund from its investments in foreign securities may also be subject to withholding and other taxes.  Tax Conventions between certain countries and the U.S. may reduce or eliminate such taxes.  Shareholders in such Funds that invest up to 50% of their assets in foreign securities will not be entitled to a credit or deduction with respect to such foreign taxes.

            The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may cause a difference between the Fund’s book income and its taxable income. If the
Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (involving earnings and profits arising from tax exempt income);
(ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares; and (iii) thereafter, as a gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to quality as a RIC that is accorded special tax treatment.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income.  In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax‑exempt obligations at the close of each quarter.  An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year.  The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year.  If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a “substantial user” (as defined by the Code) of a facility financed with an issue of tax‑exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

            Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax‑exempt, will be treated as a tax preference item for alternative minimum tax purposes.  Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code
(relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends.  Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income excluding long‑term capital gains received by the shareholder.

Taxes on the Sale or Exchange of Fund Shares

            Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares.  A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets.  Currently, capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% for an individual.  Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares.  The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares.  Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long‑term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

Other Tax Considerations

            Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% (this rate expires at the end of 2010 and the back-up withholding rate will then be 31%) on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund.  If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. This rule may also apply to distributions that are properly designated as exempt-interest dividends. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

            The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).  Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.  Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund.
The Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons.  The withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment.  Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession.  Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable. Purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities.  Generally, the Fund will not pay brokerage commissions for such purchases.  When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down.  When the Fund executes transactions in the over‑the‑counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

The advisor places orders for the purchase and sale of portfolio securities for a Fund's accounts with brokers or dealers selected by it in its discretion.  When buying and selling portfolio securities, the advisor seeks the best execution for the
Fund's orders, considering a number of factors including without limitation:

1.         ability to provide the best net financial result to the Fund;

2.         efficiency in handling trades;

3.         ability to trade large blocks of securities;

4.         reliability (e.g., lack of failed trades);

5.         readiness to handle possibly difficult trades;

6.         inventory of securities sought;

7.         historical and currently quoted commission rates;

8.         kind and quality of the execution services;

9.         financial strength and stability; and

10.        provision of “brokerage and research services” (as defined in the Securities and Exchange Act of 1934, as amended (the "1934 Act")).

These factors are generally considered over multiple transactions covering extended periods of time and all of these factors are not always present or considered in the context of every transaction.

In reliance on the "safe harbor" provided by Section 28(e) of the 1934 Act, the advisor may cause the Fund to pay a broker-dealer that furnishes "brokerage and research services" (as defined in the 1934 Act) a higher commission for effecting securities transactions than what another broker-dealer would have charged for effecting that same transaction, provided that the advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the advisor to the accounts as to which it exercises investment discretion.  The services received include such matters as economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Research and brokerage services so received are in addition to, and not in lieu of, services required to be performed by the advisor and does not reduce the advisory fee payable by the Fund.  To the extent that services of value are received by an advisor, the advisor may avoid expenses that might otherwise be incurred.  It is possible that certain of the research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by an advisor.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions for such other account or investment company.

Wachovia Securities, LLC, an affiliate of the Fund’s investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions for the Fund. Wachovia Securities, LLC, is a majority-owned subsidiary of Wachovia
Corporation, the Fund’s investment advisor’s parent.

            Although the advisor may use a broker-dealer that sells Fund shares to effect transactions for the Fund's portfolios, when selecting a broker for portfolio trades, the advisor may not consider the amount of Fund shares a broker has sold.

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients.  When a security is suitable for the investment goal of more than one client, it may be prudent for the investment advisor to engage in a
simultaneous transaction, that is, buy or sell the same security for more than one client.   The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

ORGANIZATION

            The following is qualified in its entirety by reference to the Trust’s Declaration of Trust.

Description of Shares

            The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares.  Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class.  Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class.  Shareholders have no preemptive or conversion
rights.   Shares are redeemable and transferable.

Voting Rights

            Under the terms of the Agreement and Declaration of Trust, the Trust is not required to hold annual meetings.  Generally, at meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of “NAV” applicable to such share.  Shares generally vote together as one class on all matters.  No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of the affected class, as required by the Declaration of Trust.  Shares have non‑cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of
Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

Limitation of Trustees' Liability

            The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

            The Trust, its principal underwriter and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act (“Code of
Ethics”).  Each of these Codes of Ethics permits Fund personnel to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts subject to certain restrictions and conditions and is on file with, and available from, the SEC.

Shareholder Liability

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund.  However, the Declaration of Trust states that no shareholder shall be personally liable for the debts, liabilities, obligations and expense incurred by, contracted for, or otherwise existing with respect to the Fund and provides that notice of such disclaimer may be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees.  The Declaration of
Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for any obligation or liability of the Fund solely by reason of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is generally limited to the circumstances in which the Fund would be unable to meet its obligations.

INVESTMENT ADVISORY AGREEMENT

            On behalf of the Fund, the Trust has entered into an investment advisory and management agreement with the Fund’s investment advisor (the "Advisory Agreement").  Under the
Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets.  The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

              The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing  annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see “Expenses – Advisory Fees” in Part 1 of this SAI.

            The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares.  In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares.  The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

            For a discussion regarding the considerations of the Fund's Board of Trustees for approving or renewing the Fund's investment advisory agreements, please see either the Fund's Annual
Report or Semiannual Report immediately following the approval or renewal of the Fund's contract for the most recent fiscal period.

Transactions Among Advisory Affiliates

            The Trust has adopted procedures pursuant to Rule 17a‑7 of the 1940 Act ("Rule 17a‑7 Procedures").  The Rule 17a‑7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor.  The Rule 17a‑7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia
Corporation is an investment advisor.  The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

PORTFOLIO MANAGERS

Other Funds and Accounts Managed.  The following table provides information about the registered investment companies and other pooled investment vehicles and accounts managed by the portfolio managers of the Funds as of the Funds’ most recent fiscal period ended, June 30, 2007.

 Portfolio Manager

 (Assets in thousands)

 Parham M. Behrooz

 Assets of registered investment companies managed

 Name of Fund...........................................................................................

        Evergreen Balanced Fund*

 $1,265,766

         Evergreen Core Bond Fund

 4,053,138

        Evergreen Diversified Bond Fund

 285,758

        Evergreen Short Intermediate Bond Fund

 803,196

        Evergreen VA Balanced Fund*

 73,356

        Evergreen VA Core Bond Fund

 49,812

 TOTAL.........................................................................................................

 $ 6,531,026

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 5

 Assets of other pooled investment vehicles managed.....................

 $2,307,889

 Number of those subject to performance fee.....................................

 0

        Assets of those subject to performance fee

 0

 Number of separate accounts managed....................................................

 119

 Assets of separate accounts managed...............................................

 9,700,001

 Number of those subject to performance fee.....................................

 1

 Assets of those subject to performance fee.......................................

 $506,926

* The team at TAG is not fully responsible for the management of the entire Evergreen VA Balanced Fund and Evergreen Balanced Fund.  As of June 30, 2007, the team was responsible only for approximately $351.1 million of the $1,339.1 million in assets in this fund.

 Robert A. Calhoun

 Assets of registered investment companies managed

 Name of Fund

        Evergreen Adjustable Rate Fund

 $2,599,439

        Evergreen Balanced Fund*

 1,265,766

        Evergreen Core Bond Fund

 4,053,138

        Evergreen Diversified Bond Fund

 285,758

        Evergreen High Yield Bond Fund

 653,455

        Evergreen Income Advantage Fund

 1,442,738

        Evergreen Institutional Mortgage Portfolio

 58,778

        Evergreen Limited Duration Fund

 257,533

        Evergreen Multi Sector Income Fund*

 1,175,352

         Evergreen Select High Yield Bond Fund

 158,754

        Evergreen Short Intermediate Bond Fund

 803,196

        Evergreen Ultra Short Bond Fund

 761,168

        Evergreen Utilities & High Income Fund*

 299,413

        Evergreen US Government Fund

 747,855

        Evergreen VA Balanced Fund*

 73,356

        Evergreen VA Core Bond Fund

 49,812

        Evergreen VA High Income Fund

 38,995

 TOTAL.........................................................................................................

 $14,724,506

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 12

 Assets of other pooled investment vehicles managed.....................

 $11,360,040

 Number of those subject to performance fee.....................................

 0

        Assets of those subject to performance fee

 N/A

 Number of separate accounts managed....................................................

 315

 Assets of separate accounts managed...............................................

 $31,522,600

 Number of those subject to performance fee.....................................

 1

 Assets of those subject to performance fee.......................................

 $506,926

* The team at TAG is not fully responsible for the management of the entire Evergreen Multi Sector Income Fund, Evergreen Utilities & High Income Fund, Evergreen VA Balanced Fund and Evergreen Balanced Fund.  As of June 30, 2007, the team was responsible only for approximately $1,338.5 million of the $1,339.1 million in assets in this fund.

 Mehmet Camurdan

 Assets of registered investment companies managed

 Name of Fund...........................................................................................

        Evergreen Balanced Fund*

 $1,265,766

        Evergreen Core Bond Fund

 4,053,138

        Evergreen Diversified Bond Fund

 285,758

        Evergreen Institutional Mortgage Portfolio

 58,778

        Evergreen Short Intermediate Bond Fund

 803,196

        Evergreen VA Balanced Fund*

 73,356

        Evergreen VA Core Bond Fund

 49,812

 TOTAL.........................................................................................................

 $6,589,804

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 5

 Assets of other pooled investment vehicles managed.....................

 $2,307,889

 Number of those subject to performance fee.....................................

 0

        Assets of those subject to performance fee

 0

 Number of separate accounts managed....................................................

 119

 Assets of separate accounts managed...............................................

 9,700,001

 Number of those subject to performance fee.....................................

 1

 Assets of those subject to performance fee.......................................

 $506,926

* The team at TAG is not fully responsible for the management of the entire Evergreen VA Balanced Fund and Evergreen Balanced Fund.  As of June 30, 2007, the team was responsible only for approximately $351.1 million of the $1,339.1 million in assets in this fund.

 Eric R. Harper

 Assets of registered investment companies managed

 Name of Fund...........................................................................................

        Evergreen Balanced Fund*

 $1,265,766

        Evergreen Core Bond Fund

 4,053,138

        Evergreen Diversified Bond Fund

 285,758

        Evergreen Short Intermediate Bond Fund

 803,196

        Evergreen VA Balanced Fund*

 73,356

        Evergreen VA Core Bond Fund

 49,812

 TOTAL.........................................................................................................

 $6,531,026

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 5

 Assets of other pooled investment vehicles managed.....................

 $2,307,889

 Number of those subject to performance fee.....................................

 0

        Assets of those subject to performance fee

 0

 Number of separate accounts managed....................................................

 119

 Assets of separate accounts managed...............................................

 9,700,001

 Number of those subject to performance fee.....................................

 1

 Assets of those subject to performance fee.......................................

 $506,926

* The team at TAG is not fully responsible for the management of the entire Evergreen VA Balanced Fund and Evergreen Balanced Fund.  As of June 30, 2007, the team was responsible only for approximately $351.1 million of the $1,339.1 million in assets in this fund.

 Todd C. Kuimjian

 Assets of registered investment companies managed

 Name of Fund...........................................................................................

        Evergreen Balanced Fund*

 $1,265,766

        Evergreen Core Bond Fund

 4,053,138

        Evergreen Diversified Bond Fund

 285,758

        Evergreen Institutional Mortgage Portfolio

 58,778

        Evergreen Short Intermediate Bond Fund

 803,196

        Evergreen VA Balanced Fund*

 73,356

        Evergreen VA Core Bond Fund

 49,812

 TOTAL.........................................................................................................

 $6,589,804

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 5

 Assets of other pooled investment vehicles managed.....................

 $2,307,889

 Number of those subject to performance fee.....................................

 0

        Assets of those subject to performance fee

 0

 Number of separate accounts managed....................................................

 119

 Assets of separate accounts managed...............................................

 9,700,001

 Number of those subject to performance fee.....................................

 1

 Assets of those subject to performance fee.......................................

 $506,926

* The team at TAG is not fully responsible for the management of the entire Evergreen VA Balanced Fund and Evergreen Balanced Fund.  As of June 30, 2007, the team was responsible only for approximately $351.1 million of the $1,339.1 million in assets in this fund.

 Lisa Brown-Premo

 Assets of registered investment companies managed

 Name of Fund...........................................................................................

 Evergreen Adjustable Rate Fund

 $2,599,439

 Evergreen Diversified Bond Fund*

 285,758

 Evergreen Multi Sector Income Fund*

 1,175,352

 Evergreen Ultra Short Bond Fund

 761,168

 Evergreen US Government Fund

 747,855

 TOTAL.........................................................................................................

 $5,569,572

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 2

 Assets of other pooled investment vehicles managed.....................

 $7,744,563

 Number of those subject to performance fee.....................................

 0

        Assets of those subject to performance fee

 N/A

 Number of separate accounts managed....................................................

 1

 Assets of separate accounts managed...............................................

 $54,312

 Number of those subject to performance fee.....................................

 0

 Assets of those subject to performance fee.......................................

 N/A

*Ms. Brown-Premo is not fully responsible for the management of the entire Evergreen Multi Sector Income Fund and the Evergreen Diversified Bond Fund.  As of June 30, 2007, she was responsible only for approximately $312.9 million of the $1,461.1 million in assets in this fund.

 Robert Rowe

 Assets of registered investment companies managed

 Name of Fund...........................................................................................

 Evergreen Adjustable Rate Fund

 $2,599,439

 Evergreen Ultra Short Bond Fund

 761,168

 Evergreen Diversified Bond Fund*

 285,758

 Evergreen Multi Sector Income Fund*

 1,175,352

 TOTAL.........................................................................................................

 $4,821,717

 Those subject to performance fee........................................................

 0

 Number of other pooled investment vehicles managed..........................

 0

 Assets of other pooled investment vehicles managed.....................

 N/A

 Number of those subject to performance fee.....................................

 N/A

        Assets of those subject to performance fee

 N/A

 Number of separate accounts managed....................................................

 1

 Assets of separate accounts managed...............................................

 $51,230

 Number of those subject to performance fee.....................................

 0

 Assets of those subject to performance fee.......................................

 N/A

*Mr. Rowe is not fully responsible for the management of the entire Evergreen Multi Sector Income Fund and the Evergreen Diversified Bond Fund.  As of June 30, 2007, he was responsible only for approximately $294.5 million of the $1,461.1 million in assets in this fund.

Conflicts of Interest.  Portfolio managers generally face two types of conflicts of interest:  (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests.  The policies of EIMC and TAG require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple Funds and other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, particularly if the Funds and accounts have different objectives, benchmarks and time horizons.  The portfolio manager may also be required to allocate his or her investment ideas across multiple Funds and accounts.  In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible Funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a Fund’s adviser or sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Fund holds long, potentially resulting in a decrease in the market value of the security held by the Fund.

EIMC does not receive a performance fee for its management of the Funds, other than Evergreen Large Cap Equity Fund.  EIMC and TAG and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Funds – for instance, those that pay a higher advisory fee and/or have a performance fee.  The policies of EIMC and TAG, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging EIMC or a sub-advisor).  The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation.  The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a portfolio manager holds a larger personal investment in one Fund than he or she does in another, the portfolio manager may have an incentive to favor the Fund in which he or she holds a larger stake.

The Evergreen funds may engage in cross trades, in which one Evergreen fund sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts).  Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general, EIMC and TAG have policies and procedures to address the various potential conflicts of interest described above.  Each advisor has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, each advisor has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation.  For EIMC and TAG, portfolio managers’ compensation consists primarily of a base salary and an annual bonus.  Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and a comparison to competitive market data provided by external compensation consultants.  The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year. Unless described in further detail below, none of the portfolio managers of the
Funds has predetermined bonus arrangements.

The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component.  The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC’s publicly traded parent company.  The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics).  See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance.  In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%.  In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product.  For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%.  In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.  For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile.  A portfolio manager has the opportunity to maximize the investment performance component of the incentive payout by generating performance at or above the 25th percentile level.

In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations.  Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

For calendar year 2007, the investment performance component of each portfolio manager’s bonus will be determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks)
indicated below.  The benchmarks may change for purposes of calculating bonus compensation for calendar year 2008.

 Portfolio Manager

Portfolio Manager

 Parham M. Behrooz.......

 Callan Core Bond

 Callan Intermediate

 Lipper Intermediate Investment Grade

 Lipper Short Intermediate Investment Grade

 Robert A. Calhoun.........

 Callan Core Bond

 Callan Intermediate

 Lipper Intermediate Investment Grade

 Lipper Short Intermediate Investment Grade

 Mehmet Camurdan........

 Callan Core Bond

 Callan Intermediate

 Lipper Intermediate Investment Grade

 Lipper Short Intermediate Investment Grade

 Eric R. Harper...............

 Callan Core Bond

 Callan Intermediate

 Lipper Intermediate Investment Grade

 Lipper Short Intermediate Investment Grade

 Todd C. Kuimjian...........

 Callan Core Bond

 Callan Intermediate

 Lipper Intermediate Investment Grade

 Lipper Short Intermediate Investment Grade

 Lisa Brown-Premo.........

 Lipper Adjustable Rate Mortgage Funds
 Lipper Intermediate U.S. Government Funds
 Lipper Ultra Short Obligations Funds

 Lipper Multi Sector Income Funds

 Robert Rowe……………

 Lipper Adjustable Rate Mortgage Funds
 Lipper Intermediate U.S. Government Funds
 Lipper Ultra Short Obligations Funds

 Lipper Multi Sector Income Funds

EIMC portfolio managers that manage certain privately offered pooled investment vehicles may also receive a portion of the advisory fees and/or performance fees charged by EIMC (or an affiliate of EIMC) to such clients.  Unless described in further detail below, none of the portfolio managers of the Funds receive such compensation.

In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

medical, dental, vision and prescription benefits;

life, disability and long-term care insurance;

before-tax spending accounts relating to dependent care, health care, transportation and parking; and

various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to EIMC employees.  Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level.  For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

Fund Holdings.  The tables below presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) as of the Funds’ fiscal year ended June 30, 2007. Total exposure equals the sum of (i) the portfolio manager’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Adjustable Rate Fund

 Lisa Brown-Premo....................

 $10,001-$50,000

 Robert Rowe............................

 $1-$10,000

 Short Intermediate Bond Fund

 Parham M. Behrooz..................

 $10,001-$50,000

 Robert A. Calhoun....................

 $10,001-$50,000

 Mehmet Camurdan...................

 $1-$10,000

 Eric R. Harper..........................

 $1-$10,000

 Todd C. Kuimjian......................

 $1-$10,000

Ultra Short Opportunities Fund

 Lisa Brown-Premo....................

 $10,001-$50,000

 Robert Rowe............................

 $1-$10,000

 Evergreen Family of Funds

 Parham M. Behrooz..................

 $50,001-$100,000

 Robert A. Calhoun....................

 $500,001 – 1,000,000

 Mehmet Camurdan...................

 $10,001 - $50,000

 Eric R. Harper..........................

 $50,001-$100,000

 Todd C. Kuimjian......................

 $100,001-$500,000

 Lisa Brown-Premo....................

 Over $1,000,000

 Robert Rowe............................

 $1-$10,000

The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by certain members of senior management of EIMC and its affiliates that are involved in Evergreen’s mutual fund business as of December 31, 2006.  Total exposure equals the sum of (i) the individual’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the individual’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus
(iii) the individual’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

 Peter Cziesko.................................

 Executive Managing Director and President of Global Distribution, EIMC

 $100,001 – $500,000

 Dennis Ferro...................................

 Chief Executive Officer, EIMC

 Over $1,000,000

 Richard Gershen..............................

 Head of Business Strategy, Risk and Product Management, EIMC

 $500,001 – $1,000,000

 W. Douglas Munn............................

 Chief Operating Officer, EIMC

 $500,001 – $1,000,000

 Patrick O’Brien................................

 President, Institutional Division, EIMC

 Over $1,000,000

MANAGEMENT OF THE TRUST

The Trust is supervised by a Board of Trustees.  The Trustees meet periodically throughout the year to oversee the Fund’s activities, reviewing, among other things, the Fund’s performance and its contractual arrangements with various service providers.  Each Trustee is paid a fee for his or her services.  See “Expenses-Trustee Compensation” in Part 1 of this SAI.

            The Trust has an Executive Committee which consists of K. Dun Gifford, Dr. Russell A. Salton, III and the Chairman of the Board, Michael S. Scofield, each of whom is an Independent Trustee. The
Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings, acts on routine matters between scheduled Board meetings and reviews and resolves conflicts of interest between the Fund and the Fund's investment advisor or its affiliates.  The Executive Committee also functions as the Nominating Committee and the Qualified Legal Compliance Committee (as further described below).  In addition, members of the Executive Committee serve on the 15(c) Committee (as further described below). As of July 14, 2006, the Executive Committee assumed the responsibilities of the Litigation Oversight Committee, which was dissolved. The Executive Committee assumed responsibilities for overseeing and assisting Trustee oversight of: litigation commenced by or against the Evergreen funds; litigation commenced by or against any service provider to the Funds that relates to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds; non-routine regulatory actions, examinations, inspections, or other activities in respect of any service provider to the Funds that relate to its services to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds. For the fiscal year ended June 30, 2007, the Executive Committee held approximately twenty-three committee meetings.

            The Nominating Committee is responsible for nominating candidates for election to the Board of Trustees by the full Board.  The Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as it deems appropriate, including EIMC.  The Committee will consider nominations for openings on the Board of Trustees from shareholders who have separately or as a group held for at least one full year at least 5% of the outstanding shares of a Fund.  Shareholder recommendations should be sent to the attention of the Committee in care of the Fund’s Secretary and should include biographical information, including the proposed nominee’s business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable.

                The Qualified Legal Compliance Committee is responsible for establishing written procedures for the confidential receipt, retention and consideration of any report of evidence of a material violation of an applicable U.S. federal or state securities law, a material breach of a fiduciary duty arising under U.S. federal or state law, or a similar material violation of any U.S. federal or state law by a Fund or by any officer,
Trustee, employee or agent of a Fund.  The Committee is also responsible for determining whether an investigation is necessary regarding any report of evidence of a material violation.  If it is determined that there has been a material violation, the
Committee is responsible for informing the Fund’s chief legal officer and chief executive officer and taking all other appropriate actions to respond to evidence of a material violation.

            The Fund has a 15(c) Committee which consists of Charles A. Austin, III, K. Dun Gifford, Dr. Leroy Keith, Jr., Dr. Russell A. Salton, III, Richard J. Shima and the Chairman of the Committee, Michael
S. Scofield, each of whom is an Independent Trustee. The 15(c) Committee is responsible for gathering relevant information to assist the full Board in fulfilling its obligations relating to the initial approval and renewal of advisory and distribution contracts pursuant to Section 15 of the 1940 Act.  It may request information from and submit questions to the Fund's investment advisor and its affiliates in order for the full Board of Trustees to determine whether or not to enter into or renew Fund contracts. For the fiscal year ended June 30, 2007,the 15(c) Committee held five committee meetings.

The Trust has an Audit Committee which consists of Dr. Russell A. Salton, III, Patricia B. Norris and the Chairman of the Committee, Charles A. Austin III, each of whom is an Independent Trustee.  The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. As of July 14, 2006, the Audit Committee assumed the responsibilities of the Pricing Committee, which was dissolved.  The Audit Committee assumed the responsibilities for overseeing and assisting Trustee oversight of matters related to pricing and valuation of portfolio securities. For the fiscal year ended June 30, 2007, the Audit Committee held sevencommittee meetings.

            The Trust has a Distribution, 12b-1, and Service Committee (formerly the 12b-1 Committee) which consists of William W. Pettit and the Chairman of the Committee, Dr. Leroy Keith, Jr., each of whom is an Independent Trustee. The Distribution, 12b-1, and Service Committee oversees and assists Trustee oversight of: the means by which shares of the Evergreen funds are distributed; expenditures by the Funds’ distributor of amounts paid under the Funds’
Rule 12b-1 plans; the nature and quality of services provided by the Funds’ transfer agent; and the overall level of servicing provided to shareholders in the Funds.   For the fiscal year ended June 30, 2007, the Distribution, 12b-1, and
Service Committee held four committee meetings.

            The Trust has a Performance Committee which consists of Gerald M. McDonnell, K. Dun Gifford, David M. Richardson, Richard Wagoner and the Chairman of the Committee, Richard J. Shima.  The
Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. With the exception of Mr. Wagoner, the members of the Performance
Committee are Independent Trustees. For the fiscal year ended June 30, 2007, the Performance Committee held four committee meetings.

            Set forth below are the Trustees of each of the fifteen Evergreen Trusts.  The address for each Trustee is P.O. Box 20083, Charlotte, North Carolina 28202. All shareholder communications should be sent to this address.

Independent Trustees:

Name and

 Date of Birth

 Position

 with

 Trust

 Beginning Year of Term of Office[1]

 Principal Occupations for Last Five Years

 Number of Portfolios Overseen in Evergreen Fund Complex[2]as of 12/31/2006

 Other Directorships held outside

 of Evergreen

 Fund Complex

 Charles A. Austin III

 DOB: 10/23/1934

 Trustee

 1991

 Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice
President and Treasurer, State Street Research & Management Company (investment advice)

 94

 None

 K. Dun Gifford

 DOB: 10/23/1938

 Trustee

 1974

 Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College

 94

 None

 Dr. Leroy Keith, Jr.

 DOB: 2/14/1939

 Trustee

 1983

 Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Director, Lincoln Educational Services

 94

 Trustee, Phoenix Fund Complex (consisting of 60 portfolios as of 12/31/06)

 Gerald M. McDonnell

 DOB: 7/14/1939

 Trustee

 1988

 Manager of Commercial Operations, CMC Steel (steel producer)

 94

 None

 Patricia B. Norris

 DOB: 4/9/1948

 Trustee

 2006

 President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

 94

 None

 William Walt Pettit

 DOB: 8/26/1955

 Trustee

 1984

 Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director,
National Kidney Foundation of North Carolina, Inc. (non-profit organization)

 94

 None

 David M. Richardson

 DOB: 9/19/1941

 Trustee

 1982

 President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Executive Search Consultants);
Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications)

 94

 None

 Dr. Russell A. Salton, III

 DOB: 6/2/1947

 Trustee

 1984

 President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource Associates, Inc.

 94

 None

 Michael S. Scofield

 DOB: 2/20/1943

 Trustee

 1984

 Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

 94

 None

 Richard J. Shima

 DOB: 8/11/1939

 Trustee

 1993

 Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

 94

 None

Interested Trustee:

 Richard K. Wagoner, CFA[3]

 DOB: 12/12/1937

 Trustee

 1999

 Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

 94

 None

1      Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by the Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.

2      As of December 31, 2006, the Evergreen Fund Complex consisted of ten open-end investment management companies representing eighty-nine separate series and five closed-end funds.

3      Mr. Wagoner is an "interested person" of the Evergreen funds because of his ownership of shares in Wachovia Corporation, the parent to the Evergreen funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

            Set forth in the table below are the names of the Evergreen funds in which the Trustees are invested. Amounts reflected include amounts received through the Trustees’ Deferred Compensation
Plan. The table shows the dollar range of each Trustee’s investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2006.

Independent Trustees:

 Trustee

 Fund

 Dollar Range of Investment in Fund

 Aggregate Dollar Range of Investments in Evergreen Fund Complex

 Charles A. Austin III

 Evergreen Equity Income Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Global Opportunities Fund[2]

 Over $100,000

 Evergreen Health Care Fund[2]

 Over $100,000

 Evergreen International Equity Fund[1]

 Over $100,000

 Evergreen Large Cap Equity Fund[1]

 Over $100,000

 Evergreen Mid Cap Growth Fund[1]

 Over $100,000

 Evergreen Omega Fund[1]

 $50,001-$100,000

 Evergreen Precious Metals Fund

 $50,001-$100,000

 Evergreen Utility and Telecommunications Fund

 $10,001-$50,000

 K. Dun Gifford

 Evergreen Asset Allocation Fund

 $50,001-$100,000

 Over $100,000

 Evergreen Emerging Markets Growth Fund

 $50,001-$100,000

 Evergreen Equity Income Fund

 $50,001-$100,000

 Evergreen Fundamental Large Cap Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 Over $100,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Dr. Leroy Keith, Jr.

 Evergreen Asset Allocation Fund

 $1-$10,000

 Over $100,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Diversified Bond Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Limited Duration Fund

 $10,001-$50,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Money Market Fund

 $10,001-$50,000

 Evergreen Omega Fund

 $1-$10,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

 Evergreen Utility and Telecommunications Fund

 $1-$10,000

 Gerald M. McDonnell

 Evergreen Adjustable Rate Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Asset Allocation Fund[1]

 $50,001-$100,000

 Evergreen Balanced Fund[1]

 $50,001-$100,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Equity Income Fund

 $10,001-$50,000

 Evergreen Fundamental Large Cap Fund[2]

 Over $100,000

 Evergreen Global Large Cap Equity Fund[1]

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Large Cap Value Fund[1]

 $50,001-$100,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Money Market Fund[2]

 Over $100,000

 Evergreen Omega Fund[1]

 $10,001-$50,000

 Evergreen Short Intermediate Bond Fund

 $1-$10,000

 Evergreen Strategic Municipal Bond Fund

 $10,001-$50,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

 Patricia B. Norris

 Evergreen Disciplined Small-Mid Value Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Disciplined Value Fund

 $10,001-$50,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Growth Fund

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen International Equity Fund

 $10,001-$50,000

 Evergreen Precious Metals Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund

 $10,001-$50,000

 William Walt Pettit

 Evergreen Asset Allocation Fund[1]

 $1-$10,000

 Over $100,000

 Evergreen Balanced Fund[1]

 $1-$10,000

 Evergreen Disciplined Value Fund[1]

 $1-$10,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Equity Income Fund[1]

 $1-$10,000

 Evergreen Fundamental Large Cap Fund[2]

 Over $100,000

 Evergreen Global Large Cap Equity Fund[2]

 $10,001-$50,000

 Evergreen Global Opportunities Fund[2]

 Over $100,000

 Evergreen Growth Fund[1]

 Over $100,000

 Evergreen Health Care Fund[2]

 Over $100,000

 Evergreen International Equity Fund[2]

 $10,001-$50,000

 Evergreen Large Cap Equity Fund[1]

 Over $100,000

 Evergreen Large Cap Value Fund[1]

 $1-$10,000

 Evergreen Mid Cap Growth Fund[1]

 $1-$10,000

 Evergreen Money Market Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund[2]

 Over $100,000

 David M. Richardson

 Evergreen Asset Allocation Fund

 $50,001-$100,000

 Over $100,000

 Evergreen Managed Income Fund

 $50,001-$100,000

 Evergreen Precious Metals Fund

 $10,001-$50,000

 Evergreen Special Values Fund

 $10,001-$50,000

 Evergreen Utilities and High Income Fund

 $50,001-$100,000

 Dr. Russell A. Salton, III

 Evergreen Asset Allocation Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Fundamental Large Cap Fund[1]

 $1-$10,000

 Evergreen Global Opportunities Fund[1]

 Over $100,000

 Evergreen Large Cap Equity Fund[1]

 $10,001-$50,000

 Evergreen Large Cap Value Fund[1]

 Over $100,000

 Michael S. Scofield

 Evergreen Asset Allocation Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Balanced Fund[2]

 Over $100,000

 Evergreen Core Bond Fund[1]

 $50,001-$100,000

 Evergreen Disciplined Value Fund

 $10,001-$50,000

 Evergreen Equity Index Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Omega Fund

 $10,001-$50,000

 Evergreen Special Equity Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund

 $10,001-$50,000

 Richard J. Shima

 Evergreen Asset Allocation Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Balanced Fund

 $50,001-$100,000

 Evergreen Connecticut Municipal Bond Fund

 $50,001-$100,000

 Evergreen Fundamental Large Cap Fund[1]

 $50,001-$100,000

 Evergreen Global Large Cap Equity Fund

 Over $100,000

 Evergreen Global Opportunities Fund

 Over $100,000

 Evergreen Income Advantage Fund

 $10,001-$50,000

 Evergreen International Balanced Income Fund

 $10,001-$50,000

 Evergreen International Equity Fund

 $10,001-$50,000

 Evergreen Large Cap Equity Fund[1]

 $50,001-$100,000

 Evergreen Large Cap Value Fund[1]

 Over $100,000

 Evergreen Managed Income Fund

 $10,001-$50,000

 Evergreen Omega Fund

 $50,001-$100,000

 Evergreen Utilities and High Income Fund

 $10,001-$50,000

Interested Trustee:

 Trustee

 Fund

 Dollar Range of Investment in Fund

 Aggregate Dollar Range of Investments in Evergreen Fund Complex

 Richard K. Wagoner

 Evergreen Balanced Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Equity Income Fund

 Over $100,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Mid Cap Growth Fund

 Over $100,000

 Evergreen Money Market Fund

 Over $100,000

 Evergreen Municipal Money Market Fund

 $10,001-$50,000

 Evergreen Omega Fund

 Over $100,000

 Evergreen Special Values Fund

 Over $100,000

 Evergreen Treasury Money Market Fund

 $1-$10,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

1         Invested through the Trustees’ Deferred Compensation Plan.  The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account.  The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee.

2         Amount shown includes direct investments as well as investments through the Trustees' Deferred Compensation Plan. Dollar ranges of investments held directly in these funds are as follows: Mr. Austin
– Evergreen Global Opportunities Fund, $50,001-$100,000; Evergreen Health Care Fund, $10,001 - $50,000. Mr. McDonnell – Evergreen Fundamental Large Cap Fund, $10,001 - $50,000 and Evergreen Money Market Fund, $1 - $10,000. Mr. Pettit – Evergreen
Fundamental Large Cap Fund, $10,001 - $50,000; Evergreen Global Large Cap Equity Fund, $1 - $10,000; Evergreen Global Opportunities Fund, $10,001 - $50,000; Evergreen Health Care Fund, $10,001 - $50,000; Evergreen International Equity Fund, $10,001 - $50,000;
Evergreen Utility and Telecommunications Fund, $10,001 - $50,000. Mr. Scofield – Evergreen Balanced Fund, $10,001-$50,000.

Set forth below are the principal officers of each of the fifteen Evergreen Trusts.

 Name, Address and Date of Birth

 Position with Trust

 Principal Occupation for Last Five Years

 Dennis H. Ferro

 401 S. Tryon

 Charlotte, NC 28288

 DOB: 6/20/1945

 President since 2003

 President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

 Kasey Phillips

 200 Berkeley Street

 Boston, MA 02116

 DOB: 12/12/1970

 Treasurer since 2005[1]

 Senior Vice President, Evergreen Investment Services, Inc.; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

 Jeremy DePalma

 200 Berkeley Street

 Boston, MA 02116

 DOB: 2/5/1974

 Treasurer since 2005[1]

 Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

 Michael H. Koonce

 200 Berkeley Street

 Boston, MA 02116

 DOB: 4/20/1960

 Secretary since 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General
Counsel, Wachovia Corporation

 Robert Guerin

 200 Berkeley Street

 Boston, MA 02116

 DOB: 9/20/1965

 Chief Compliance Officer since 2007

Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Company, Inc; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State
Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1         Kasey Phillips is the Treasurer for Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Municipal Trust, Evergreen Select Fixed Income Trust, Evergreen Global Dividend Opportunity
Fund, Evergreen Income Advantage Fund, Evergreen Multi-Sector Income Fund, Evergreen Utilities and High Income Fund and Evergreen International Balanced Income Fund.  Jeremy DePalma is the Treasurer to Asset Allocation Trust, Evergreen Equity Trust, Evergreen
Money Market Trust, Evergreen Select Equity Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust.

Officers and certain Trustees of the Funds may be affiliated persons of the Funds and an affiliated person of EIMC or EIS by virtue of their positions as an officer or employee of EIMC or EIS.

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS

            A complete listing of portfolio holdings for every Fund as of the calendar quarter end will be available to the public approximately 15 calendar days after the calendar quarter end. Such listing will be posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to
EvergreenInvestments.com within approximately 15 calendar days after the month end.  A Fund may also from time to time post to EvergreenInvestments.com more current portfolio holdings information as of a specified date.

            Except as described below, no other dissemination of portfolio holdings is allowed to any shareholder, potential shareholder or party external to Evergreen except those disclosed below and disseminations (i) required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. Institutional investment consultants are those organizations who utilize fund holdings data and characteristics such as beta, P/E ratio, etc. to screen investment vehicles for their large, institutional clients.  These consultants typically compare the Funds against other investment firms’ products to see which is most suitable for the clients.  In presentations to clients, these consultants will sometimes provide data regarding the
Funds and how they compared to products of other investment advisors.  The confidentiality agreements applicable to these situations preclude these firms from providing any client with holdings data until the 15th calendar day after quarter end when the data is available to the public.

            This policy applies to affiliates of Evergreen such as Wachovia Trust and Wachovia Securities.  Officers of the Funds may authorize disclosure of the Fund’s portfolio securities in accordance with this policy.  The Fund’s Board reviewed this policy and has designated a chief compliance officer to be responsible for monitoring compliance with the policy.  The chief compliance officer reports directly to the Board.

            As of the date of this SAI, the Funds had ongoing arrangements with the following recipients to make available non-public portfolio holdings information relating to the Funds:

 Recipient

 Purpose

 Timing

 State Street Bank and Trust Company

 Funds’ custodian, tax service provider and securities lending agent

 Daily

 KPMG LLP

 Funds’ independent registered public accounting firm

 As necessary in connection with financial statements and SEC filings

 EIS

 Funds’ administrator

 Daily

 ESC

 Funds’ transfer agent

 Quarterly

 EIMC

 Funds’ investment advisor

 Daily

 Moody's Investor Services, Inc.

 Provides rating services for the Funds

 Weekly

 Capital Access International

 Analytical

 Monthly

 Lipper

 Analytical

 Monthly

 Northern Trust Company

 Analytical

 Monthly

 Thomson Financial, Inc.

 Analytical

 Monthly

 Wachovia Fiduciary Compliance

 Compliance Filings

 Quarterly

 JPMorgan Chase Bank

 Funds’ securities lending agent

 Daily

 Wachovia Bank N.A.

 Funds’ securities lending agent

 Daily

            Once portfolio holdings information is made public, there are no restrictions on providing the data to any shareholder or other party.

CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns.  A rating is an opinion of an issuer’s ability to pay interest and/or principal when due.  Ratings reflect an issuer’s overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody’s.  The Fund may also rely on ratings provided by Fitch.  Rating systems are similar among the different services.  As an example, the chart below compares basic ratings for long-term bonds.  The “Credit Quality” terms in the chart are for quick reference only.  Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS

 MOODY’S

 S&P

 FITCH

 Credit Quality

 Aaa

 AAA

 AAA

 Excellent Quality (lowest risk) *

 Aa

 AA

 AA

 Almost Excellent Quality (very low risk) *

 A

 A

 A

 Good Quality (low risk) *

 Baa

 BBB

 BBB

 Satisfactory Quality (some risk) *

 Ba

 BB

 BB

 Questionable Quality (definite risk) **

 B

 B

 B

 Low Quality (high risk) **

 Caa/Ca/C

 CCC/CC/C

 CCC/CC/C

 In or Near Default  **

 D

 DDD/DD/D

 In Default **

* Considered investment grade.

** Considered below investment grade.

CORPORATE BONDS

LONG-TERM RATINGS

Moody’s Corporate Long-Term Bond Ratings

Aaa  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are ratedA possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Baare judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CC, and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action.  An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C       High default risk.  Default is a real possibility.  Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D       Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.
“DD” indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this categoryhave defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated
‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than
F1.

CORPORATE SHORT-TERM RATINGS

Moody’s Corporate Short-Term Issuer Ratings

Prime-1  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

MUNICIPAL BONDS

LONG-TERM RATINGS

Moody’s Municipal Long-Term Bond Ratings

Aaa  Bonds rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds ratedA possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CC and C are regarded as having significant speculative characteristics.   BB indicates the least degree of speculation and C
the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations.  Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated
DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than
F1.

SHORT-TERM MUNICIPAL RATINGS

Moody’s Municipal Short-Term Issuer Ratings

Prime-1   Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Municipal Short-Term Loan Ratings

MIG 1  This designation denotes best quality.  There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2  This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3  This designation denotes favorable quality.   Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG  This designation denotes speculative quality.  Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1   This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3  Issues carrying this designation have an adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B  Issues rated B are regarded as having only speculative capacity for timely payment.

C  This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1  Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

ADDITIONAL INFORMATION

            Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

            No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EIS, and no person is entitled to rely on any information or representation not contained therein.

            The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

Appendix A

The Fund's Board of Trustees has approved the following Proxy Voting Policy and Procedures on behalf of the Fund. These policies and procedures are that of the investment advisor.  The Fund's Proxy Voting Records indicating how each Evergreen fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 of each year may be obtained, without charge, by visiting our Web site at EvergreenInvestments.com or the SEC’s website at http://www.sec.gov.

Evergreen Investment Management Company, LLC

Proxy Voting Policy and Procedures

February 1, 2007

Statement of Principles

Evergreen Investment Management Company (Evergreen) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to Evergreen, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Proxy Committee

Evergreen has established a proxy committee (Committee) which is a sub-committee of Evergreen's Investment Policy Committee. The Committee is responsible for approving Evergreen's proxy voting policies, procedures and guidelines, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Share Blocking

Evergreen does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Conflicts of Interest

Evergreen recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where Evergreen or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within Evergreen and Wachovia Corporation will prevent Evergreen from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, Evergreen will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of Evergreen become aware of a potential conflict of interest, the Committee shall consult with Evergreen's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Concise Domestic Proxy Voting Guidelines

The following is a concise summary of the Evergreen Investments Management Company LLC proxy voting policy guidelines for 2007.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

An auditor has a financial interest in or association with the company, and is therefore not independent;

There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

Composition of the board and key board committees;

Attendance at board and committee meetings;

Corporate governance provisions and takeover activity;

Disclosures under Section 404 of the Sarbanes-Oxley Act;

Long-term company performance relative to a market and peer index;

Extent of the director’s investment in the company;

Existence of related party transactions;

Whether the chairman is also serving as CEO;

Whether a retired CEO sits on the board;

Number of outside boards at which a director serves.

Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

Sit on more than six public company boards;

Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.

WITHHOLD from inside directors and affiliated outside directors when:

The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

The non-audit fees paid to the auditor are excessive;

A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

There is a negative correlation between chief executive pay and company performance;

The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

The company fails to submit one-time transfers of stock options to a shareholder vote;

The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

Serving as liaison between the chairman and the independent directors,

Approving information sent to the board,

Approving meeting agendas for the board,

Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

Having the authority to call meetings of the independent directors,

If requested by major shareholders, ensuring that he is available for consultation and direct communication;

Two-thirds independent board;

All-independent key committees;

Established governance guidelines;

The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy)
that will provide guidelines so that the company will promptly address the situation of a holdover director.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

Long-term financial performance of the target company relative to its industry;

Management’s track record;

Background to the proxy contest;

Qualifications of director nominees (both slates);

Strategic plan of dissident slate and quality of critique against management;

Likelihood that the proposed goals and objectives can be achieved (both slates);

Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

Shareholders have approved the adoption of the plan; or

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the
“fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

No lower than a 20 percent trigger, flip-in or flip-over;

A term of no more than three years;

No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Poor Pay Practices

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

Huge bonus payouts without justifiable performance linkage or proper disclosure;

Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

Excessive severance provisions (e.g., including excessive change in control payments);

Change in control payouts without loss of job or substantial diminution of job duties;

Internal pay disparity;

Options backdating (covered in a separate policy); and

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

The total cost of the company’s equity plans is unreasonable;

The plan expressly permits the repricing of stock options without prior shareholder approval;

There is a disconnect between CEO pay and the company’s performance;

The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

Stock ownership guidelines with a minimum of three times the annual cash retainer.

Vesting schedule or mandatory holding/deferral period:

A minimum vesting of three years for stock options or restricted stock; or

Deferred stock payable at the end of a three-year deferral period.

A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

No retirement/benefits and perquisites for non-employee directors; and

A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

Purchase price is at least 85 percent of fair market value;

Offering period is 27 months or less; and

The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

No discount on the stock price on the date of purchase since there is a company matching contribution.

Options Backdating

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

Length of time of options backdating;

Size of restatement due to options backdating;

Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

A trigger beyond the control of management;

The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

The company is conducting animal testing programs that are unnecessary or not required by regulation;

The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

The existing level of disclosure on pricing policies;

Deviation from established industry pricing norms;

The company’s existing initiatives to provide its products to needy consumers;

Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

New legislation is adopted allowing development and drilling in the ANWR region;

The company intends to pursue operations in the ANWR; and

The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote
AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

The company does not maintain operations in Kyoto signatory markets;

The company already evaluates and substantially discloses such information; or,

Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

Past performance as a closed-end fund;

Market in which the fund invests;

Measures taken by the board to address the discount; and

Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Concise Global Proxy Voting Guidelines

Following is a concise summary of general policies for voting global proxies. In addition, country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

there are concerns about the accounts presented or audit procedures used; or

the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

there are serious concerns about the accounts presented or the audit procedures used;

the auditors are being changed without explanation; or

nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

there are serious concerns about the statutory reports presented or the audit procedures used;

questions exist concerning any of the statutory auditors being appointed; or

the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

Adequate disclosure has not been met in a timely fashion;

There are clear concerns over questionable finances or restatements;

There have been questionable transactions with conflicts of interest;

There are any records of abuses against minority shareholder interests; and

The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

there are serious questions about actions of the board or management for the year in question; or

legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

the specific purpose of the increase (such as a share-based acquisition or merger) does not meet established guidelines for the purpose being proposed; or

the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

clear evidence of past abuse of the authority is available; or

the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, we review publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, we place emphasis on the offer premium, market reaction, and strategic rationale.

Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause more scrutiny.

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? We will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

EVERGREEN SELECT FIXED INCOME TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND

EVERGREEN SELECT FIXED INCOME TRUST

200 Berkeley Street

Boston, Massachusetts 02116

1.800.343.2898

SHORT AND INTERMEDIATE TERM BOND FUNDS

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2007

Evergreen Institutional Enhanced Income Fund (the “Fund”)

The Fund is a series of an open-end management investment company known as Evergreen Select Fixed Income Trust (the “Trust”).

This Statement of Additional Information (SAI) pertains to all classes of shares of the Fund listed above.  It is not a prospectus but should be read in conjunction with the prospectus dated November 1, 2007, as amended from time to time, for the Fund.
Shares of the Fund are offered through a single prospectus offering Class I shares.  You may obtain a copy of the prospectus without charge by calling 1.800.343.2898 or by downloading it from EvergreenInvestments.com. Part 1 of this SAI contains specific information about the Fund described in the prospectus. Part 2 of this SAI contains more general information about the Fund that may or may not apply to the Fund or class of shares in which you are interested.

Certain information may be incorporated into this document by reference to the Fund’s Annual Report dated June 30, 2007. You may obtain a copy of an Annual Report without charge by calling 1.800.343.2898 or by downloading it from
EvergreenInvestments.com.

PART
1

TRUST HISTORY............................................................................................................................. 1-3

INVESTMENT POLICIES.................................................................................................................. 1-3

OTHER SECURITIES AND PRACTICES............................................................................................. 1-5

PRINCIPAL HOLDERS OF FUND SHARES........................................................................................ 1-5

EXPENSES..................................................................................................................................... 1-6

SERVICE PROVIDERS.................................................................................................................... 1-8

FINANCIAL STATEMENTS.............................................................................................................. 1-10

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................................... 2-1

PURCHASE AND REDEMPTION OF SHARES................................................................................. 2-24

PRICING OF SHARES.................................................................................................................... 2-26

PRINCIPAL UNDERWRITER........................................................................................................... 2-27

DISTRIBUTION EXPENSES UNDER RULE 12b-1.............................................................................. 2-28

TAX INFORMATION........................................................................................................................ 2-34

BROKERAGE................................................................................................................................ 2-38

ORGANIZATION............................................................................................................................. 2-39

INVESTMENT ADVISORY AGREEMENT......................................................................................... 2-40

PORTFOLIO MANAGERS............................................................................................................... 2-41

MANAGEMENT OF THE TRUST...................................................................................................... 2-46

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS............................................................. 2-53

CORPORATE AND MUNICIPAL BOND RATINGS............................................................................. 2-54

ADDITIONAL INFORMATION........................................................................................................... 2-64

PROXY VOTING POLICY AND PROCEDURES.................................................................................. A-1

PART I

TRUST HISTORY

The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. A copy of the Agreement and Declaration of Trust, as amended, is on file as an exhibit to the Trust’s Registration Statement, of which this SAI is a part.

INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

            The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the  outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  In some cases, an explanation beneath a fundamental policy describes the Fund’s practices with respect to that policy, as allowed by current law.  If the law governing a policy changes, the Fund’s practices may change accordingly without a shareholder vote.  Unless otherwise stated, all references in this section to the assets of the Fund are in terms of current market value.

            1. Diversification

            The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

            Further Explanation of Diversification Policy:

            To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase.
The 5% and 10% limitations do not apply to (1) the Fund’s assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and (3) shares of other investment companies.

            2. Concentration

            The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

            Further Explanation of Concentration Policy:

The Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S. or its agencies, instrumentalities or political subdivisions).

            3. Issuing Senior Securities

            Except as permitted under the 1940 Act, the Fund may not issue senior securities.

            4. Borrowing

            The Fund may not borrow money, except to the extent permitted by applicable law.

            Further Explanation of Borrowing Policy:

            Under the 1940 Act generally, the Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and the Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes.  The Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.

            5. Underwriting

            The Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

            6. Real Estate

            The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or
(b) securities issued by issuers that invest in real estate.

Further Explanation of Real Estate Policy:

The Fund may acquire or dispose of real estate or interests in real estate acquired through the exercise of its rights as the holder of debt obligations secured by real estate or interests therein.

            7. Commodities

            The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

            8. Lending

            The Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law.  The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

            Further Explanation of Lending Policy:

            To generate income and offset expenses, a Fund may lend portfolio securities to broker‑dealers and other financial institutions in an amount up to 33 1/3% of its total assets.  While securities are on loan, the borrower will pay the Fund any income accruing on the security.  The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high‑grade, short‑term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

            When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities.  The Fund will require collateral in an amount equal to at least
100% of the current market value of the securities lent, including accrued interest.  The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

            The Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), and Evergreen Fixed Income Trust have the ability to lend cash to other
Evergreen funds, in accordance with Evergreen’s Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 25217- 812-11592).

OTHER SECURITIES AND PRACTICES

For information regarding securities the Fund may purchase and investment practices the Fund may use, see the following sections in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.” Information provided in the sections listed below expands upon and supplements information provided in the Fund’s prospectus.

Money Market Instruments

U.S. Government Agency Securities

When-Issued, Delayed-Delivery and Forward Commitment Transactions

Repurchase Agreements

Reverse Repurchase Agreements

Leverage

Securities Lending

Preferred Stocks

Derivatives - Swaps, Caps, Floors and Collars

Derivatives - Options and Futures Strategies

Foreign Securities

Obligations of Foreign Branches of U.S. Banks

Obligations of U.S. Branches of Foreign Banks

Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

Sovereign Debt Obligations

Illiquid and Restricted Securities

Municipal Securities

Mortgage-Backed and Asset-Backed Securities

Variable or Floating Rate Instruments

            Notwithstanding the above, the Fund may invest up to 5% of its assets in each of the securities or practices discussed in Part 2 of this SAI under “Additional Information on Securities and
Investment Practices.”

PRINCIPAL HOLDERS OF FUND SHARES

            As of October 1, 2007, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Fund.

Except as noted below in the table, to the Fund’s knowledge no persons owned of record 5% or more of any class of shares of the Fund. No person is reflected on the books and records of the Fund as owning beneficially 5% or more of the outstanding shares of any class of the Fund as of October 1, 2007.

 Evergreen Institutional Enhanced Income Fund

 US Bank

 FBO Executive Benefit Group

 PO Box 1787

 Milwaukee, WI 53201-1787

 44.20%

 Deloitte & Touche USA LLP
 Attn:  Marshall T. Butler, Treasurer

 Ten Westport Road

 Wilton, CT 06897

 8.61%

 Wachovia Bank

 Exclusive Control Agreement Account

 Medistar Corp

 Attn:  Robert M. Hodge

 7670 Woodway Suite 160

 Houston, TX 77063-15936

 6.63%

 Kimley Horn and Associates Inc

 Attn:  David Mcentee

 3001 Weston Parkway

 Cary, NC 27513-2301

 5.70%

EXPENSES

Advisory Fees

            Evergreen Investment Management Company, LLC (“EIMC”), a wholly owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund.  EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.  Wachovia is located at 301 South College Street, Charlotte, North Caolina 28288-0013. For more information, see “Investment Advisory Agreement” in Part 2 of this SAI.

            EIMC is entitled to receive from the Fund an annual fee of 0.12% based on the Fund’s average daily net assets which is computed as of the close of each business day and paid monthly.

Advisory Fees Paid

            Below are the advisory fees paid or accrued by the Fund for the last three fiscal years.

 Fiscal Year or Period

 Advisory Fees Paid

 Advisory Fees

 Waived

 June 30, 2007

 $0

 $1,653,575

 June 30, 2006

 $0

 $809,574

 June 30, 2005

 N/A

 N/A1

1 Because the Fund commenced operations on July 1, 2005, no advisory fees were paid prior to that date.

Brokerage Commissions

            The Fund paid no brokerage commissions for the last three fiscal years. For more information regarding brokerage commissions, see “Brokerage” in Part 2 of the SAI.

The following table lists the value of the Fund’s holdings, if any, in the securities of its regular brokers or dealers (as defined under Rule 10b-1 of the 1940 Act), or their parent companies, as of the end of each Fund’s most recent fiscal year.

 Fund

 Regular Broker or Dealer

 Market Value

 Institutional Enhanced Income Fund

 Bear Stearns Cos.

 $24,990,275

 Credit Suisse First Boston Corp.

 $14,998,800

 Goldman Sachs Group, Inc.

 $23,009,291

 Merrill Lynch & Co., Inc.

 $9,975,010

Portfolio Turnover

            The Fund generally does not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders.  It may also result in the Fund realizing greater net short-term capital gains, which are taxable to shareholders as ordinary income.

Underwriting Commissions

            The Fund paid no underwriting commissions for the last three fiscal years.  For more information, see “Principal Underwriter” in Part 2 of this SAI.

Trustee Compensation

            Listed below is the Trustee compensation paid by the Fund for the fiscal year ended June 30, 2007 and by the Evergreen Fund Complex(1)  for the twelve months ended December 31,
2006. The Trustees do not receive pension or retirement benefits from the Evergreen funds.  For more information, see “Management of the Trust” in Part 2 of this SAI.

 Trustee

 Aggregate Compensation from the Fund for the fiscal year ended 6/30/2007

 Total Compensation from Trust and Evergreen Fund Complex Paid to Trustees for the twelve months ended 12/31/2006(2)

 Charles A. Austin III

 $1,623

 $215,500

 Shirley L. Fulton(3)

 $415

 $166,250

 K. Dun Gifford

 $1,503

 $179,750

 Leroy Keith Jr.

 $1,461

 $184,500

 Gerald M. McDonnell

 $1,312

 $175,500

 Patricia B. Norris(4)

 $1,312

 $77,000

 William Walt Pettit

 $1,312

 $176,250

 David M. Richardson

 $1,312

 $175,500

 Russell A. Salton, III

 $1,515

 $208,000

 Michael S. Scofield

 $2,290

 $308,750

 Richard J. Shima

 $1,552

 $204,000

 Richard K. Wagoner

 $1,310

 $183,000

As of December 31, 2006, the Evergreen fund complex consisted of ten open-end investment management companies representing eighty-nine separate series and five closed-end funds.

The Trustees have a Deferred Compensation Plan which provides Trustees with the option to defer all or part of their compensation.  The Trustees may elect to earn a rate of return on any deferred compensation by selecting hypothetical investments in Evergreen investment media in an amount equal to the deferred compensation.  A Trustee may elect when to receive distributions of such deferred amounts, but may not receive distribution before the earlier of the first business day of January following (a) a date five years following the deferral election, or (b) the year in which the Trustee ceases to be a member of the Board of Trustees.  Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Evergreen funds. Also pursuant to the Trustees' Deferred Compensation Plan, certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2006. The amounts listed below will be payable in later years to the respective Trustees:

                Austin                      $107,750

                Fulton                      $66,500

                Pettit                        $52,875

                Salton                      $41,600

Shima                      $102,000

                (3)   Ms. Fulton served as a Trustee through November 20, 2006.

                (4)   Ms. Norris became a Trustee effective July 1, 2006.

SERVICE PROVIDERS

Administrator

            EIS2, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia and an affiliate of EIMC, serves as administrator to the Fund, subject to the supervision and control of each Trust's Board of Trustees. Pursuant to a Master Administrative Services Agreement, EIS provides the Fund with facilities, equipment and personnel and is entitled to receive from the Fund fees at the following annual rate.

Average Daily Net Assets

of the Evergreen Money Market Funds and Institutional Enhanced Income Fund

Administrative

Services Fee Rates

First $60 billion

0.060%

Next $40 billion

0.055%

Next $25 billion

0.050%

On assets over $125 billion

0.040%

Administrative Fees Paid

Below are the administrative fees paid by the Fund for the last three fiscal years.

 Fund/Fiscal Year or Period

 Administrative Fees Paid

 June 30, 2007

 $506,869

 June 30, 2006

 $296,531

 June 30, 2005

 N/A*

* Since the Fund commenced operations on July 1, 2005, this information is not available.

2 Effective January 1, 2008, EIMC will replace EIS as the administrator to the Funds.

Distributor

            EIS is also the distributor of the Fund and markets the Fund through broker‑dealers and other financial representatives. EIS receives payments pursuant to the Fund’s 12b-1 plan, as well as through the sales charges paid in respect of sales of the Fund’s shares. EIS, a subsidiary of Wachovia, is an affiliate of the Fund and EIMC.

Transfer Agent

            Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, MA 02266-8400, a subsidiary of Wachovia and an affiliate of EIMC, is the Fund’s transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

The Fund pays ESC annual fees as follows:

 Type

 Annual Fee Per Open Account*

 Annual Fee Per Closed Account**

 Monthly Dividend Funds

 $26.00

 $9.00

*   The Fund pays ESC this fee for all open accounts where shareholders of the Fund hold their accounts directly with the Fund. For accounts held in the name of a financial intermediary, ESC may pay the financial intermediary an amount intended to compensate the intermediary for certain shareholder services provided by it and related expenses. The Fund reimburses ESC for all or a portion of that amount plus an additional amount equal to fifteen percent of the reimbursement as compensation to ESC for the operation of the reimbursement program.

      ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Below are the transfer agency fees paid by each Fund to ESC for the last three fiscal years. A portion of the fees listed below was paid to one or more affiliates of EIMC and Wachovia Corporation.

 Fund/Fiscal Year or Period Ended

 Total Transfer AgencyFees Paid

June 30, 2007

 $1,997

 June 30, 2006

 $2,490

 June 30, 2005

 N/A*

* Since the Fund commenced operations on July 1, 2005, this information is not available.

Securities Lending Agent

Wachovia Bank, NA, a subsidiary of Wachovia and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as securities lending agent to certain of the Evergreen funds.  A securities lending agent facilitates lending of a Fund's securities to brokers, dealers and other financial institutions to earn additional income for the Fund. Since Wachovia Bank, N.A. did not serve as securities lending agent to the Fund, it did not earn any fees from the Fund during the fiscal year ended June 30, 2007.

Independent Registered Public Accounting Firm

            KPMG LLP, 99 High Street, Boston, MA 02110, audits the financial statements of the Fund.

Custodian

            State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, keeps custody of the Fund's securities and cash and performs other related duties.

Legal Counsel

            Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, serves as the counsel to the Fund.

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Independent Trustees of the Trust.

FINANCIAL STATEMENTS

            The audited financial statements for the Fund for the fiscal year ended June 30, 2007, including notes thereto, and the report of the independent registered public accounting firm thereon, are incorporated into this document by reference to the Fund’s June 30, 2007 Annual Report. The Fund’s June 30, 2007 Annual Report was filed electronically with the SEC on September 4, 2007 (Accession No. 0001379491-07-000136). A copy of the Annual Report may be obtained without charge by writing to Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1.800.343.2898 or by downloading it from Evergreeninvestments.com.

Statement of Additional Information (SAI)

PART 2

ADDITIONAL INFORMATION ON SECURITIES

AND INVESTMENT PRACTICES

The prospectus describes the Fund’s investment goal and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use.  Some of the information below may not apply to the Fund or the Class in which you are interested.

            The term “advisor” includes any sub-advisor applicable to a Fund.

Money Market Instruments

The Fund may invest up to 100% of its assets in high-quality money market instruments, such as notes, certificates of deposit, commercial paper, banker’s acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

            The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

            In general, securities issued by U.S. Government-sponsored entities are backed only by (i) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (ii) the credit of the agency or instrumentality issuing the securities or guaranteeing the obligations.  Generally, the U.S. Government agencies issuing these securities, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. Government or U.S. Treasury.  This means that, in most cases, securities issued or guaranteed by U.S. Government agencies are supported only by the credit of the issuing agency, standing alone.  One important exception is securities issued and guaranteed by the Government National Mortgage Association, which are backed by the full faith and credit of the U.S. Government.

            Some examples of government agencies and instrumentalities that do not receive financial support from the U.S. Government or U.S. Treasury and whose securities and obligations are supported only by the credit of the issuing agency include the following.

(i)   Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii)   Farmers Home Administration;

(iii)  Federal Home Loan Banks;

(iv)  Federal Home Loan Mortgage Corporation;

Federal National Mortgage Association; and

Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government.  GNMA securities or "certificates" represent ownership in a pool of underlying mortgages.  The timely payment of principal and interest due on these securities is guaranteed by GNMA.

            Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments.  While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30‑year bond.

            The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool.  Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool.  In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

            Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long‑term rates because of the prepayment feature.  For instance, when interest rates decline, prepayments of the underlying mortgages are likely to increase as the holders of the underlying mortgages seek refinancing.  As a result, the value of a
GNMA certificate is not as likely to rise as the value of a comparable debt security would in response to the same decline.  In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When‑Issued, Delayed‑Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when‑issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis.  Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

            The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.  Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth.  In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when‑issued, delayed-delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due.  The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

            Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund.  In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale.  If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Derivatives

            The use of swaps, options, futures contracts, and other derivatives involves risk.  Thus, while a Fund may benefit from the use of options, futures, options on futures and other derivatives, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Even if a Fund has the ability to engage in derivatives transactions, no Fund has the obligation to enter into derivatives transactions at any time or under any circumstances.  In addition, nothing in this SAI is intended to limit in any way any purpose for which a Fund may enter into any type of derivatives transaction; a Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

A Fund’s ability to engage in derivatives transactions is limited by the requirements for qualifying as a "regulated investment company" under the Internal Revenue Code.

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps.  Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund.  In such an instance, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount.  If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps.  A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the issuer of the underlying reference obligation.  If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund.  As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event).  In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party issuer of the underlying reference obligation.  In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract.  If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations.  As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

            Total return swaps.  In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s).  In a total return swap, one party will agree to pay to the other party the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Risk Factors in Swap Contracts and Other Two-Party Contracts.  The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement.  If the investment adviser is incorrect in its forecasts of such factor, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

            In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty.  If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights.  For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the
Fund when the Fund seeks to enforce its contractual rights.  The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty.  The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Options and Futures Strategies

Options on Securities and Indices

            An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or units of the index underlying the option) at a specified price.  Upon exercise of an option on a security, the writer of the option generally has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise of an option on an index, the writer of the option generally is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be traded on securities exchanges, or on the over-the-counter market.

Purchasing Options on Securities and Indices.  Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security.  If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit.  By using put options in this manner, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs.  In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

            Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future.  If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit.  The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.  Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices.  Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices.  The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit.  The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund.  In such a case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option.
Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund.  During periods of declining securities' prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk.  However, when securities' prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received.  Call options written on securities that the Fund does not own are riskier than call options written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call option is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option.  Call options written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited.  There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

A Fund also may write a put option on a security.  In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options.  A Fund may also invest in over-the-counter (“OTC”) options.  OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions.  The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option.  If an option is American style, it may be exercised on any day up to its expiration date.  In contrast, a European style option may be exercised only on its expiration date.

In addition, a holder of an option may realize a gain or loss on the option by effecting an offsetting closing transaction.  In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased.  A Fund would realize a gain from a closing sale transaction if the premium received from the sale of the option is more than the premium paid to purchase the option (plus transaction costs).
A Fund would realize a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs).  Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written.  A Fund realizes a gain from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is less than the premium received from writing the option.  A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

Risk Factors in Options Transactions.  There are various risks associated with transactions in exchange-traded and OTC options.  The values of options written by a Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option.  This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments.  In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.  If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If a Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it may not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call option, but retains the risk of loss (net of premiums received) should the price of the underlying security decline.  As the writer of a call option on a security it does not own, the Fund will realize a loss on the option if the price of the security increases above the strike price of the option.  Similarly, as the writer of a call option on a securities index, a Fund will realize a loss on the option if the value of the index increases above the level on which the strike price is set.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series.  If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option as described above.  In addition, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write.  The Fund(s), an investment advisor, and other clients of the investment advisor may constitute such a group.  These limits restrict a Fund’s ability to purchase or sell particular options.

An OTC option   is also generally subject to the risks described above under " Risk Factors in Swap Contracts and Other Two-Party Contracts."

Futures Contracts and Related Options

A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price.  A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price.  The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date.  The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade—known as “contract markets”—approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a "closing transaction").  If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss may be unlimited.

No price is paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of liquid assets to serve as “initial margin.”  Initial margin is similar to a performance bond or good faith deposit which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, called “variation margin” or
“maintenance margin,” to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a commodity pool operator under the
CEA.

Options on futures contracts.  In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.  Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures.  If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option on futures contracts may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Investment in futures contracts involves risk.  A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract.  Successful use of futures contracts and related options by a Fund is subject to the investment advisor's ability to predict movements in various factors affecting financial markets.  The use of futures and related options strategies involves the risk of imperfect correlation among movements in the prices of the securities, index, or commodity underlying the futures and options purchased and sold by a Fund and in the prices of the options and futures contracts themselves.  Also, in a case where a Fund uses futures and related options for hedging purposes, there is the risk that movements in the prices of the futures and options will not correlate closely with movements in the prices of the securities that are the subject of the hedge.  The prices of futures and related options may not correlate perfectly with movements in the underlying securities, index, or commodity due to certain market distortions for a number of reasons.  For example, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities, index, or commodity and futures markets.  In addition, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than do the securities markets.  Increased participation by speculators in the futures markets may also cause temporary price distortions.  Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the underlying securities, index, or commodity and movements in the prices of futures and related option, even a correct forecast of general market trends by the investment advisor may still not result in a profitable position over a short time period.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).  However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.  The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a Fund, the Fund may seek to close out such a position.  A Fund's ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market.  It is not certain that this market will develop or continue to exist for a particular futures contract or option.

As noted above, a Fund that purchases or sells a futures contract is only required to deposit margin as required by relevant CFTC regulations and the rules of the relevant contract market.  Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s portfolio.  Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

U.S. Treasury security futures contracts and options.  U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price.  Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a Fund is subject to the investment advisor’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities.  For example, if a Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund's securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.  For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund's tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts.  An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made.  Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index.  Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position.  A unit is the current value of the index.  A
Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).  A Fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The S&P 500 assigns relative weightings to the common stocks included in the S&P 500, and the value fluctuates with changes in the market values of those common stocks.  In the case of the S&P 500, contracts are to buy or sell 500 units.  Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150).  The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.  For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4 per unit).  If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2 per unit).

There are several risks in connection with the use by a Fund of index futures.  For example, successful use of index futures by a Fund may be subject to the investment advisor’s ability to predict movements in the direction of the market.  For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund’s portfolio may decline.  If this occurred, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities.  It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

Options on index futures are similar to options on other financial futures contracts, giving the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

            Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges.  Options on securities and indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States and may be subject to greater risks than trading on domestic exchanges.  For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  The lack of a common clearing facility creates counterparty risk.  If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies.  When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (for example, the definition of default) differently.  If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty.  A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.  In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is conducted on foreign exchanges, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate.  The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Foreign Securities” below).

Structured Notes

Structured notes include, but are not limited to, reverse convertible notes, interest rate-linked notes, credit-linked notes, commodity-linked notes and dual currency notes. Structured notes are debt obligations where the interest rate and/or principal amount payable upon maturity or redemption of the note is determined by the performance of an underlying reference instrument, such as an asset, market or interest rate. Structured notes may be positively or negatively indexed; that is, an increase in the value of the reference instrument may produce an increase or decrease in the interest rate or principal. Further, the rate of return on a structured note may be determined by the application of a multiplier to the percentage change (positive or negative) in value of the reference instrument. Structured notes may be issued by governmental agencies, broker-dealers or investment banks at various levels of coupon payments and maturities, and may also be privately negotiated to meet an individual investor’s requirements. Many types of structured notes may also be “replicated” through a combination of holdings in equity and fixed-income securities and derivative instruments such as call or put options.

Reverse Convertible Notes.  Reverse convertible notes are structured products that are designed to make regular interest payments, but where the value of the principal is linked to the performance of an underlying reference instrument – usually an equity security. Reverse convertible notes have a put option attached which is exercisable if the price of the underlying reference instrument drops below a stated value (“downside limit”) during a stated period. At maturity, the holder of the note will receive the full amount of principal if the value of the reference instrument did not close below the downside limit during the period. If the value of the reference instrument did close below the downside limit during the period, the holder of the note will usually receive a certain number of shares of the underlying equity security. Reverse convertible notes are generally used to generate income while providing some downside price protection on the underlying equity security.

Risk factors for structured notes.  Investments in structured notes are subject to interest rate risk and the credit risk of the issuer. Further, depending on the type of structured product, an increase or decrease in the value of the underlying reference instrument may cause a decrease in the interest rate payable as well as in the principal amount payable on maturity.  The percentage decrease in value of a structured note may be far greater than the percentage by which the value of the reference instrument increases or decreases. Structured notes may also be less liquid than other types of securities.

Foreign Currency Transactions

Foreign currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors.  Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.  Foreign currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.  A Fund may use currency instruments for hedging, investment, or currency risk management.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date.  A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive, for the duration of the contract.  The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency.  Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

A Fund also may purchase or sell currency futures contracts and related options.  Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price.  However, currency futures can be and often are closed out prior to delivery and settlement.  In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option)
a specified currency futures contract at a fixed price during a specified period.

            A Fund also may purchase or sell options on currencies.  These options give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.  Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner.  They may be traded on an exchange or in the OTC markets.  Options on currencies traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using options.

            Derivatives involving foreign currencies may often lead to differences between a Fund’s book income (as determined for financial accounting purposes) and its taxable income because federal income tax law generally treats gains and losses from foreign currency positions as ordinary income or loss, while for financial accounting purposes such gains or losses are capital gains or losses.  While a Fund may elect to treat foreign currency positions gains or losses as capital gains or losses, book/tax differences may still arise when various gains and losses offset each other for financial accounting purposes but not for tax purposes.  Thus, a Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains at the Fund level and its distributions to shareholders.  A Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

            Please see "Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges" above.

Currency Cross-hedge

A currency cross-hedge enables the advisor to reduce exposure in one foreign currency relative to exposure in a second foreign currency. This strategy would make sense when the Fund wants to maintain its overall foreign currency exposure, but feels that some of the currencies are relatively more attractive.  An example would be where the advisor feels that the British Pound is more attractive than the Euro, and cross-hedges some Euro-denominated bonds back to the Pound Sterling.  The overall foreign currency exposure stays constant, but the relative weighting of the Pound versus the Euro increases.

Currency Proxy-hedge

A currency proxy-hedge enables the advisor to hedge a foreign currency exposure back to the U.S. dollar by using a second currency that has a high correlation to the actual long position, but where the second currency hedge would be either more liquid or less costly.  An example might be where a fund owns a position denominated in Indonesian Rupiah, but where the Yen has higher liquidity and is deemed a more cost effective hedge.

Creating a Net Long Position Versus a Foreign Currency

Creating a net long position would be a situation where the advisor of the Fund wishes to create exposure to a currency that exceeds the value of securities denominated in that currency that are held by the Fund.  An example might be where the advisor has reduced his weighting in Japanese bonds to 10% below the benchmark due to concerns with the bonds, but wants to maintain a market weighting in the Yen.  Creating a long position in the Yen would accomplish this result.

Repurchase Agreements

A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price
(representing the Fund's cost plus interest).  Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.  The investment advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.  If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest.  In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return.  Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.  During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.  A reverse repurchase agreement generally creates investment leverage.  If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Dollar Roll Transactions

            The Fund may enter into "dollar rolls" in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date.  In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages.  The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold.  The Fund could also be compensated through receipt of fee income.

Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund’s borrowings and other senior securities.  Investing in dollar rolls creates leverage (unless they are “covered dollar
rolls,” see description below) and are included in the calculation of the Fund’s total leverage-creating transactions.   In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund’s right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund’s total leverage-creating transaction.

Leverage

            The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with EIMC’s Leverage Policy.  Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.  Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions above) as well as investing in securities that are issued on a “to-be-announced” basis (commonly referred to as “TBAs”) which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund’s total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Securities Lending

            The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund.  These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral.   Voting rights or rights to consent with respect to the loaned securities passes to the borrower.  The Fund bears the risk that the value of investments made with collateral may decline.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed‑income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment goal.
The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed‑income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

            The Fund may purchase preferred stock.  Some preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid.

            If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation.  Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Indexed Securities

            The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

            Indexed securities differ from other types of debt securities in which the Fund may invest in several respects.  First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated).  The reference instrument need not be related to the terms of the indexed security.  For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies.  An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases.  Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

            Investment in indexed securities involves certain risks.  In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the underlying reference instruments.  Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity.  Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

            To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

Brady Bonds

            The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds were created in 1989, and, accordingly, do not have an extensive payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the
Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk).  In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium.  Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

            The Fund may invest in foreign securities or U.S. securities traded in foreign markets.  In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit.  The Fund may also invest in Canadian commercial paper and
Europaper.  These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers.  Such risks include the possibility of adverse political and economic developments;
imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.  Such investments may also entail higher custodial fees and sales commissions than domestic investments.  Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries.  Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

The Fund may be subject to risks associated with obligations of the Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development).  Because these entities are not governmental entities with taxing authority, and may be supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Premium Securities

            The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates.  Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity.  Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

The Fund may invest a portion of its assets in lower rated bonds.  Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody’s, commonly known as “junk bonds,” typically offer high yields, but also usually high risk.  While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.  Investors should be aware of the following risks:

            (1)    The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged.  Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing.  Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

            (2)    The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

            (3)    The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise.  For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost.  The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher‑rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

            (4)    The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and (c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see “Corporate and Municipal Bond Ratings” below.

Sovereign Debt Obligations

The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

            The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

            The Fund may invest in "restricted" securities (i.e., securities subject to restrictions on resale under federal securities laws).  Rule 144A under the Securities Act of 1933
("Rule 144A") allows certain restricted securities to trade among qualified institutional investors.  Since Rule 144A securities and other investments may have limited markets, the Fund’s portfolio manager, pursuant to procedures adopted by the Fund’s Board of Trustees, will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above.

Investment in Other Investment Companies

            The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act.  Currently, with limited exceptions, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies.  Notwithstanding the foregoing, the Fund may invest an unlimited amount of its uninvested cash in the shares of money market funds or the shares of other Evergreen Funds, subject to the conditions set forth in the 1940 Act.The Fund’s ability to invest in other investment companies may differ from the limitations in the 1940
Act to the extent permitted by SEC rules or exemptive relief. For example, the Fund may invest all of its investable assets in securities of a single open‑end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.  Investing in other investment companies may expose a Fund to duplicate expenses and may lower the value of the Fund’s shares.

Short Sales

A short sale is the sale of a security the Fund has borrowed.  The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender.  After a short sale is completed, the value of the security sold short may rise.  If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

            The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.  The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

The Fund may invest in municipal bonds of any state, territory or possession of the United States, including the District of Columbia. The Fund may also invest in municipal bonds of any political  subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions.  Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.  Municipal bonds may also be issued to refinance public debt.

            Municipal bonds are mainly divided between "general obligation" and "revenue" bonds.  General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax.  They are repaid from the issuer's general revenues.  Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer.  In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

            The Fund may also invest in industrial development bonds.  Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations.  The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities.  Generally, the interest paid on an industrial development bond qualifies as fully exempt from federal income tax.
However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

            The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating.  Municipal bonds are rated by S&P, Moody's and Fitch.  Such ratings, however, are opinions, not absolute standards of quality.  Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield.  Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund.  Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

            The ability of the Fund to achieve its investment goal depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due.  Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default.  Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issuer's weaknesses.  Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due.  In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund and other Evergreen funds.

            From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds.  Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund.  If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.  In order for the interest on a municipal security to be tax exempt, the municipal security must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

U.S. Virgin Islands, Guam and Puerto Rico

The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named.  The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico.  Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates.  The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate.  An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond.  The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity.  There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.  Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

The Fund may invest in master demand notes.  These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower.  Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.  The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice).  Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year.  The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.  Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time.  Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund‘s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand.  These notes are not typically rated by credit rating agencies.
Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody’s or F-1 by Fitch.

Payment‑in‑kind Securities (PIKs)

The Fund may invest in payment‑in‑kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period.  The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow.  Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

An advantage of PIKs for the issuer ‑‑ as with zero coupon securities ‑‑ is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash‑paying securities.  However,
PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

As a group, PIK bonds trade flat (i.e., without accrued interest).  Their price is expected to reflect an amount representing accreted interest since the last payment.  PIKs generally trade at higher yields than comparable cash‑paying securities of the same issuer.  Their premium yield is the result of the lesser desirability of non‑cash interest, the more limited audience for non‑cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

PIKs may be more speculative and subject to greater fluctuations in value due to changes in interest rates than income-bearing junk bonds.

The federal income tax treatment of PIKs is the same as the federal income tax treatment of zero coupon bonds. See “Zero Coupon ‘Stripped’ Bonds” and “Tax Information” below.

Zero Coupon "Stripped" Bonds

The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds.  The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series.  Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities.  Each zero coupon bond entitles the holder to receive a single payment at maturity.  There are no periodic interest payments on a zero coupon bond.  Zero coupon bonds are offered at discounts from their face amounts.

In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations.  Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price.  The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield"
method.  Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss.  If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds. See “Tax Information” below.

Zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than income-bearing junk bonds.

Mortgage‑Backed and Asset‑Backed Securities

The Fund may invest in mortgage‑backed securities and asset‑backed securities.  Two principal types of mortgage‑backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).
CMOs are securities collateralized by mortgages, mortgage pass‑throughs, mortgage pay‑through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage‑backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties).  Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only.  Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass‑throughs to be prepaid prior to their stated maturity.  Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass‑throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage‑backed securities, the Fund may invest in securities secured by other assets, including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over‑the‑counter and typically have a short‑intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of asset‑backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset‑backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset‑backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset‑backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset‑backed securities may default and/or may suffer from these defects.  In evaluating the strength of particular issues of asset‑backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

TBA Mortgage Securities

TBA refers to “To Be Announced.”  These types of securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.

Variable or Floating Rate Instruments

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit.  Variable or floating rate instruments bear interest at a rate which varies with changes in market rates.  The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.  A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula.  The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long‑term bond or commercial paper ratings applicable to permitted investments for the Fund.  The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

            The Fund may invest in investments related to real estate, including real estate investment trusts (REITs)  such as equity REITs and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by borrower default risk and interest rate risk.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the
Internal Revenue Code of 1986, as amended (the “Code”) and to maintain exemption from the 1940 Act.  In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

The Fund may invest in limited and master limited partnerships.  A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement.  Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities.  A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time.  The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust (“UIT”) that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index.  Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts (“SPDRs”) and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100
Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them.  The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them.  Accordingly, the level of risk involved in the purchase or redemption or sale of a
Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks.  Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

PURCHASE AND REDEMPTION OF SHARES

You may buy shares of a Fund through Evergreen Investment Services, Inc. (EIS), broker‑dealers that have entered into special agreements with EIS or certain other financial institutions.  With certain exceptions, a Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.  Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (CDSC) when you redeem the Fund's shares or no sales charges at all.  Each Evergreen fund offers different classes of shares.  Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class A shares.

There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

In addition to the circumstances described in the prospectus, no front-end sales charges are imposed on Class A shares purchased by shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families (as defined in the prospectus).  As described in the prospectus, current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates; members of each such individual’s immediate family; employees of broker-dealer firms that have entered into dealer agreements with EIS; and members of each such individual’s immediate family, are eligible to purchase Class A shares at net asset value (NAV).  Accounts opened while the individual (or his or her immediate family member) is in a position giving rise to these privileges will continue to have the privilege of purchasing Class A shares at NAV after termination of the position; however, accounts opened after termination of the position
(in the absence of any other circumstances giving rise to the privilege to purchase Class A shares at NAV) will not be eligible for purchases of Class A shares at NAV.  These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund.  Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort.  Similarly, these provisions extend the privilege of purchasing shares at NAV to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EIS.  Furthermore, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

In addition, in connection with the terms of a merger, acquisition or exchange offer made under a plan of reorganization, Class A shares may be purchased at NAV by certain investors of acquired funds who remain investors in the Evergreen funds, including former
Class IS shareholders of Evergreen Strategic Value Fund and Evergreen Limited Duration Fund, former Investor class shareholders of Undiscovered Managers Funds, former shareholders of two funds managed by Grantham, Mayo, Van Otterloo & Co. (the GMO Global Balanced
Allocation Fund and the GMO Pelican Fund), former shareholders of an Atlas Fund and former shareholders of America’s Utility Fund.

Class B Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class B shares.

Class B shares that have been outstanding for eight years (or, in the case of Short Intermediate Term Bond Funds, six years) will automatically convert to Class A shares without imposition of a front‑end sales charge or exchange fee.  Conversion of
Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares, Class I Shares (also referred to as Institutional Shares), Class R Shares, Class S Shares, Class S1 Shares, Administrative Shares, Institutional Service Shares, Investor Shares  and Participant Shares

The Fund’s prospectus describes, if applicable, the sales charges applicable to purchases of Class C shares, Class I shares (also referred to as Institutional shares), Class R shares, Class S shares, Class S1 shares, Administrative shares, Institutional
Service shares, Investor shares and Participant shares.

Contingent Deferred Sales Charge

The Fund charges a CDSC on certain share classes to reimburse the distributor for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule
12b-1” below).  Administrative, Institutional, Institutional Service, Investor and Participant shares do not charge a CDSC.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's NAV (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund's NAV at the beginning of the period.

Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. See “By Exchange” under “How to Buy Shares” in the prospectus.  Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange.  The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. An exchange constitutes both a sale and a purchase of shares and as such, may create a taxable event. See “Taxes on the Sale or Exchange of Fund Shares” below.

Automatic Reinvestment

As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares.  When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the then-current NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PRICING OF SHARES

Calculation of Net Asset Value (NAV)

            The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus.  The Fund will not compute its NAV on the days the New York Stock Exchange is closed. Evergreen reserves the right to adjust the time the Fund calculates its NAV to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

            The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

            Current values for the Fund's portfolio securities are determined as follows:

                        (1)  Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

Portfolio debt securities acquired with more than 60 days to maturity for which market prices are unavailable will be valued by an independent pricing service or other service by using matrix pricing or other methods that  typically take into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

                        (4)  Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded.  If there has been no sale, the securities are valued at the mean between bid and asked prices.  Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market.  In such instances, the value of foreign securities may be adjusted.

                        (5)  Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value.

Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor’s opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Investments in other mutual funds are valued at such funds’ net asset value.

The Evergreen money market funds, as permitted under Rule 2a-7 of the 1940 Act, generally value their securities at amortized cost.

PRINCIPAL UNDERWRITER

            EIS is the principal underwriter for the Trust and with respect to each class of shares of the Fund.  The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement)
with EIS with respect to each class of the Fund.

            EIS, as agent, has agreed to use its best efforts to find purchasers for the shares.  EIS may retain and employ representatives to promote distribution of the shares and may obtain orders from broker‑dealers, and others, acting as principals, for sales of shares to them.  The Underwriting Agreement provides that EIS will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

            All subscriptions and sales of shares by EIS are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Agreement and Declaration of
Trust (the “Declaration of Trust”), By‑Laws, current prospectuses and SAI.  All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received.  Under the Underwriting
Agreement, the Fund is not liable to anyone for failure to accept any order.

            EIS has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares.  EIS has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust, against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EIS or any other person for whose acts EIS is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

            The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the “Independent Trustees”), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

            The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement.  The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

            From time to time, if, in EIS's judgment, it could benefit the sales of shares, EIS may provide to selected broker‑dealers promotional materials and selling aids.

DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares (“Share Classes”), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.  These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund’s expense table in the prospectus. The 12b-1 fees are composed of service fees and/or distribution fees which are described further below. Certain Wachovia affiliates receive 12b-1 fees from the Fund.

Class I shares (also referred to as Institutional shares) of the Fund do not pay 12b-1 fees.

Under the distribution plans (each a “Plan,” together, the “Plans”) that the Fund has adopted for its share classes, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EIS pursuant to principal underwriting agreements (each an “Agreement,” together, the “Agreements”) that the Fund has entered into with respect to its share classes, as applicable.

 Class

 Current Maximum

 12b-1 Fees Allowed Under the Plans

 A

 0.75%(a)

 B

 1.00%

 C

 1.00%

 S

 0.75%(b)

 S1

 0.75%(b)

 Administrative

 0.75%(c)

 Institutional Service

 0.75%(d)

 Investor

 0.75%(e)

 Participant

 0.75%(f)

 R

 1.00%(g)

(a) Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds or other Evergreen funds offering Institutional Service shares. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(g) Currently limited to 0.50% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund’s investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts.  The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under “Current Maximum 12b-1 Fees Allowed Under the Plans.” The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

The Agreements provide that EIS will use the distribution fees received from the Fund for the following purposes:

(1)        to compensate broker-dealers or other persons for distributing Fund shares;

(2)        to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund’s shareholders; and

(3)        to otherwise promote the sale of Fund shares.

The Agreements also provide that EIS may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares.  EIS may assign its rights to receive compensation under the Plans to secure such financings.  Wachovia or its affiliates may finance payments made by EIS to compensate broker-dealers or other persons for distributing shares of the Fund.

            The Fund may make payments under the Plan when shares of the Fund are not available for purchase.

In the event the Fund acquires the assets of another mutual fund, compensation paid to EIS under the Agreements may be paid by EIS to the acquired fund’s distributor or its predecessor.

Since EIS’s compensation under the Agreements is not directly tied to the expenses incurred by EIS, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to
EIS.  Distribution expenses incurred by EIS in one fiscal year that exceed the compensation paid to EIS for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares and are charged as class expenses, as accrued.  The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker‑dealers without the assessment of a front‑end sales charge, while at the same time permitting EIS to compensate broker‑dealers in connection with the sale of such shares.

            Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares and are charged as class expenses, as accrued.

            Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis.  Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

            The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EIS; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            Each Plan and the Agreement will continue in effect for successive 12‑month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the
Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

            The Plans permit the payment of fees to brokers and others for distribution and shareholder‑related administrative services and to broker‑dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares.  The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A,
Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares.  The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares;
assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant
and Class R shares.

            In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EIS with respect to that class or classes, and (ii) the Fund would not be obligated to pay EIS for any amounts expended under the Agreement not previously recovered by EIS from distribution services fees in respect of shares of such class or classes through deferred sales charges.

            All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected.  Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EIS.  To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EIS.  Any Agreement will terminate automatically in the event of its assignment.  For more information about 12b-1 fees, see “Distribution and/or Service (Rule 12b-1) Fees” under “More
Information about the Funds’ Fees and Expenses” in the prospectus and ”Distribution and/or Service (Rule 12b-1) Fees” under “Expenses” in Part 1 of this SAI. To the extent EIMC and EIS are compensated based on assets under management in the Evergreen funds, they may be considered to have an interest in the operation of the Plans.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

            EIS will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Institutional
Service and Class R shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).

The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Short Intermediate Bond Fund) will be calculated quarterly at the rate of
0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

The rate of service fees of an Evergreen money market fund with Class A shares will be calculated quarterly at the rate of 0.075% per quarter of the average daily net asset value of such Eligible Shares (approximately 0.30% annually) during such quarter.

The rate of service fees of Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Short Intermediate Bond Fund for Class A shares will be calculated quarterly at the rate of 0.050% per quarter of the average daily net asset value of all such Eligible
Shares (approximately 0.20% annually) during such quarter.

The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Participant and Class R Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

The amount of any service fee that exceeds 0.25% is considered an “asset-based sales charge” and is calculated into the appropriate maximum aggregate cap as specified in the rules of the Financial Industry Regulatory Authority (FINRA).

The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

EIS will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Class C Eligible
Shares”).  Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter.  Service fees will be paid within five business days after the end of the service commission period in the respective quarter.  EIS will pay service fees only to the extent that such amounts have been paid to EIS by the Fund.

            No service fees are paid on sales of any Class I shares (also referred to as Institutional shares) of the Fund.

Commissions

            EIS pays commissions to investment firms for sales of Class A shares at the following rates:

 Equity Funds (except Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund)

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 5.00%

 $50,000-$99,999

 4.25%

 $100,000-$249,999

 3.25%

 $250,000-$499,999

 2.00%

 $500,000-$999,999

 1.75%

 $1,000,000-$2,999,999

 1.00% of the first $2,999,999, plus

 $3,000,000-$4,999,999

 0.50% of the next $2,000,000, plus

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000

 Long-term Bond Funds and Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund

 Your Investment

 Dealer Commission as a % of Offering Price

 Up to $49,999

 4.25%

 $50,000-$99,999

 4.25%

 $100,000-$249,999

 3.25%

 $250,000-$499,999

 2.00%

 $500,000-$999,999

 1.75%

 $1,000,000-$2,999,999

 1.00% of the first $2,999,999, plus*

 $3,000,000-$4,999,999

 0.50% of the next $2,000,000, plus*

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000*

  *   Evergreen Envision Funds and Evergreen Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

 Short-term Bond Funds

 (including Short-Intermediate Municipal

 Your Investment

 Dealer Commission as a % of Offering Price

 Bond Fund and Short-Intermediate

 $0-$99,999

 2.00

 Bond Fund)

 $100,000-$249,999

 1.50%

 $250,000-$499,999

 1.25%

 $500,000-$999,999

 0.75%

 $1,000,000-$4,999,999

 0.50% of the first $4,999,999, plus**

 $5,000,000 or greater

 0.25% of amounts equal to or over $5,000,000**

**  Evergreen Adjustable Rate Fund pays 0.25% to investment firms for all amounts over $1,000,000.

            For Short-term Bond Funds EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 2.00% of shares sold at the time of purchase.

            EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

EIS pays commissions to investment firms for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

EIS will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).  Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter.  Such commissions will be paid by the twentieth day of the month before the end of the respective quarter.  Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable FINRA limitations and other governing regulations.

            No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Class R, Class S and Class S1 shares of a Fund.

TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

            The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code.  (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or foreign currencies, and net income from certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.  By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements with respect to each calendar year and with respect to each one-year period ending on October 31.  The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether reinvested in shares or paid out in cash.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of the Fund on the reinvestment date.

            To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short‑term capital gains, if any).  The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income.  Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the current 15% rate of tax for other taxpayers who have met the relevant holding period requirements discussed below.  The Fund will inform shareholders of the amounts that so qualify.  If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

In order for dividends received by a Fund shareholder to be “qualified dividend income” (qualifying for the 15% rate of tax for the fiscal years beginning before January 1, 2011), the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

From time to time, the Fund will distribute the excess of its net long‑term capital gains over its short‑term capital loss to shareholders (i.e., capital gain dividends).  For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long‑term capital gains.  Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares. The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.
These rules could therefore affect the amount, timing and character of distributions to shareholders.

            Some of the debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (OID) is treated as interest income and is included in taxable income (and is required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Distributions by the Fund reduce its NAV.  A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital.  In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital.  Nevertheless, the shareholder may incur taxes on the distribution.  Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return.  Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

If more than 50% of the value of the Fund's total assets at the end of the taxable year consists of securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold. The Fund intends to make such an election to the extent that its foreign taxes exceed $0.01 per share. If such election is made, the shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that would be to his advantage.  In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom.  As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

            For Funds that may invest an amount less than or equal to 50% of the value of its assets in foreign securities, income received by the Fund from its investments in foreign securities may also be subject to withholding and other taxes.  Tax Conventions between certain countries and the U.S. may reduce or eliminate such taxes.  Shareholders in such Funds that invest up to 50% of their assets in foreign securities will not be entitled to a credit or deduction with respect to such foreign taxes.

            The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may cause a difference between the Fund’s book income and its taxable income. If the
Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (involving earnings and profits arising from tax exempt income);
(ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares; and (iii) thereafter, as a gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to quality as a RIC that is accorded special tax treatment.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income.  In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax‑exempt obligations at the close of each quarter.  An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year.  The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year.  If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a “substantial user” (as defined by the Code) of a facility financed with an issue of tax‑exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

            Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax‑exempt, will be treated as a tax preference item for alternative minimum tax purposes.  Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code
(relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends.  Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income excluding long‑term capital gains received by the shareholder.

Taxes on the Sale or Exchange of Fund Shares

            Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares.  A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets.  Currently, capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% for an individual.  Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares.  The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares.  Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long‑term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

Other Tax Considerations

            Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% (this rate expires at the end of 2010 and the back-up withholding rate will then be 31%) on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund.  If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. This rule may also apply to distributions that are properly designated as exempt-interest dividends.  Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

            The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).  Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.  Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund.
The Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons.  The withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment.  Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession.  Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable. Purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities.  Generally, the Fund will not pay brokerage commissions for such purchases.  When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down.  When the Fund executes transactions in the over‑the‑counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

The advisor places orders for the purchase and sale of portfolio securities for a Fund's accounts with brokers or dealers selected by it in its discretion.  When buying and selling portfolio securities, the advisor seeks the best execution for the
Fund's orders, considering a number of factors including without limitation:

1.         ability to provide the best net financial result to the Fund;

2.         efficiency in handling trades;

3.         ability to trade large blocks of securities;

4.         reliability (e.g., lack of failed trades);

5.         readiness to handle possibly difficult trades;

6.         inventory of securities sought;

7.         historical and currently quoted commission rates;

8.         kind and quality of the execution services;

9.         financial strength and stability; and

10.        provision of “brokerage and research services” (as defined in the Securities and Exchange Act of 1934, as amended (the "1934 Act")).

These factors are generally considered over multiple transactions covering extended periods of time and all of these factors are not always present or considered in the context of every transaction.

In reliance on the "safe harbor" provided by Section 28(e) of the 1934 Act, the advisor may cause the Fund to pay a broker-dealer that furnishes "brokerage and research services" (as defined in the 1934 Act) a higher commission for effecting securities transactions than what another broker-dealer would have charged for effecting that same transaction, provided that the advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the advisor to the accounts as to which it exercises investment discretion.  The services received include such matters as economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Research and brokerage services so received are in addition to, and not in lieu of, services required to be performed by the advisor and does not reduce the advisory fee payable by the Fund.  To the extent that services of value are received by an advisor, the advisor may avoid expenses that might otherwise be incurred.  It is possible that certain of the research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by an advisor.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions for such other account or investment company.

Wachovia Securities, LLC, an affiliate of the Fund’s investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions for the Fund. Wachovia Securities, LLC, is a majority-owned subsidiary of Wachovia
Corporation, the Fund’s investment advisor’s parent.

            Although the advisor may use a broker-dealer that sells Fund shares to effect transactions for the Fund's portfolios, when selecting a broker for portfolio trades, the advisor may not consider the amount of Fund shares a broker has sold.

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients.  When a security is suitable for the investment goal of more than one client, it may be prudent for the investment advisor to engage in a
simultaneous transaction, that is, buy or sell the same security for more than one client.   The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

ORGANIZATION

            The following is qualified in its entirety by reference to the Trust’s Declaration of Trust.

Description of Shares

            The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares.  Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class.  Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class.  Shareholders have no preemptive or conversion rights.  Shares are redeemable and transferable.

Voting Rights

            Under the terms of the Agreement and Declaration of Trust, the Trust is not required to hold annual meetings.  Generally, at meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of “NAV” applicable to such share.  Shares generally vote together as one class on all matters.  No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of the affected class, as required by the Declaration of Trust.  Shares have non‑cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of
Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

Limitation of Trustees' Liability

            The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

            The Trust, its principal underwriter and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act (“Code of
Ethics”).  Each of these Codes of Ethics permits Fund personnel to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts subject to certain restrictions and conditions and is on file with, and available from, the SEC.

Shareholder Liability

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund.  However, the Declaration of Trust states that no shareholder shall be personally liable for the debts, liabilities, obligations and expense incurred by, contracted for, or otherwise existing with respect to the Fund and provides that notice of such disclaimer may be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees.  The Declaration of
Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for any obligation or liability of the Fund solely by reason of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is generally limited to the circumstances in which the Fund would be unable to meet its obligations.

INVESTMENT ADVISORY AGREEMENT

            On behalf of the Fund, the Trust has entered into an investment advisory and management agreement with the Fund’s investment advisor (the "Advisory Agreement").  Under the
Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets.  The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

              The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing  annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see “Expenses - Advisory Fees” in Part 1 of this SAI.

            The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares.  In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares.  The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

            For a discussion regarding the considerations of the Fund's Board of Trustees for approving or renewing the Fund's investment advisory agreements, please see either the Fund's Annual
Report or Semiannual Report immediately following the approval or renewal of the Fund's contract for the most recent fiscal period.

Transactions Among Advisory Affiliates

            The Trust has adopted procedures pursuant to Rule 17a‑7 of the 1940 Act ("Rule 17a‑7 Procedures").  The Rule 17a‑7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor.  The Rule 17a‑7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia
Corporation is an investment advisor.  The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

PORTFOLIO MANAGERS

Other Funds and Accounts Managed.  The following table provides information about the registered investment companies and other pooled investment vehicles and accounts managed by the portfolio managers of the Fund as of the Fund’smost recent fiscal period ended, June 30, 2007.

 Portfolio Manager

 (Assets in thousands)

 Sheila Nye

 Assets of registered investment companies managed

 Evergreen Institutional Enhanced Income Fund

 $963,419

 Evergreen Institutional Money Market Fund

 17,556,115

 Evergreen Institutional Treasury Money Market Fund

 3,632,290

 Evergreen Institutional 100% Treasury Money Market Fund

 197,416

 Evergreen Institutional US Government Money Market Fund

 589,675

 Evergreen Money Market Fund

 7,215,161

 Evergreen Prime Cash Management Money Market Fund

 4,700,920

 Evergreen Treasury Money Market Fund

 1,533,115

 Evergreen US Government Money Market Fund

 999,055

 Evergreen Worldwide US Dollar Fund

 967,198

 Name of Fund

 $ 38,354,364

TOTAL

 Those subject to performance
fee

 0

 Number of other pooled investment vehicles managed

 2

 Assets of other pooled investment vehicles managed.....................

 $ 1,857,014

 Number of those subject to performance fee.....................................

 0

        Assets of those subject to performance fee

 N/A

 Number of separate accounts
managed

 1

 Assets of separate accounts
managed

 $ 933,411

 Number of those subject to performance
fee

 0

 Assets of those subject to performance
fee

 N/A

 Bryan White

 Assets of registered investment companies managed

 Name of Fund

 Evergreen Institutional Enhanced Income Fund

 $963,419

 Evergreen Institutional Money Market Fund

 17,556,115

 Evergreen Institutional Treasury Money Market Fund

 3,632,290

 Evergreen Institutional 100% Treasury Money Market Fund

 197,416

 Evergreen Institutional US Government Money Market Fund

 589,675

 Evergreen Money Market Fund

 7,215,161

 Evergreen Prime Cash Management Money Market Fund

 4,700,920

 Evergreen Treasury Money Market Fund

 1,533,115

 Evergreen US Government Money Market Fund

 999,055

 Evergreen Worldwide US Dollar Fund

 967,198

TOTAL

 $ 38,354,364

 Those subject to performance
fee

 0

 Number of other pooled investment vehicles managed

 2

 Assets of other pooled investment vehicles managed.....................

 $ 1,857,014

 Number of those subject to performance fee.....................................

 0

        Assets of those subject to performance fee

 N/A

 Number of separate accounts
managed

 1

 Assets of separate accounts
managed

 $ 933,411

 Number of those subject to performance
fee

 0

 Assets of those subject to performance
fee

 N/A

 J. Kellie Allen

 Assets of registered investment companies managed

 Name of Fund

 Evergreen Institutional Enhanced Income Fund

 $963,419

 Evergreen Institutional Money Market Fund

 17,556,115

 Evergreen Institutional Treasury Money Market Fund

 3,632,290

 Evergreen Institutional 100% Treasury Money Market Fund

 197,416

 Evergreen Institutional US Government Money Market Fund

 589,675

 Evergreen Money Market Fund

 7,215,161

 Evergreen Prime Cash Management Money Market Fund

 4,700,920

 Evergreen Treasury Money Market Fund

 1,533,115

 Evergreen US Government Money Market Fund

 999,055

 Evergreen Worldwide US Dollar Fund Ltd

 967,198

TOTAL

 $ 38,354,364

 Those subject to performance
fee

 0

 Number of other pooled investment vehicles managed

 2

 Assets of other pooled investment vehicles managed.....................

 $ 1,857,014

 Number of those subject to performance fee.....................................

 0

        Assets of those subject to performance fee

 N/A

 Number of separate accounts
managed

 1

 Assets of separate accounts
managed

 $ 933,411

 Number of those subject to performance
fee

 0

 Assets of those subject to performance
fee

 N/A

Conflicts of Interest.  Portfolio managers generally face two types of conflicts of interest:  (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests.  The policies of EIMC require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple Funds and other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, particularly if the Funds and accounts have different objectives, benchmarks and time horizons.  The portfolio manager may also be required to allocate his or her investment ideas across multiple Funds and accounts.  In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible Funds and accounts.  Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution.  Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts.  It may also happen that a Fund’s adviser or sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Fund holds long, potentially resulting in a decrease in the market value of the security held by the Fund.

EIMC does not receive a performance fee for its management of the Funds, other than Evergreen Large Cap Equity Fund.  EIMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Funds – for instance, those that pay a higher advisory fee and/or have a performance fee.  The policies of EIMC, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging EIMC or a sub-advisor).  The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation.  The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts.  Similarly, if a portfolio manager holds a larger personal investment in one Fund than he or she does in another, the portfolio manager may have an incentive to favor the Fund in which he or she holds a larger stake.

The Evergreen funds may engage in cross trades, in which one Evergreen fund sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts).  Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general, EIMC have policies and procedures to address the various potential conflicts of interest described above.  Each advisor has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage.  Similarly, each advisor has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests.  However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation.  For EIMC, portfolio managers’ compensation consists primarily of a base salary and an annual bonus.  Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and a comparison to competitive market data provided by external compensation consultants.  The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year. Unless described in further detail below, none of the portfolio managers of the Funds has predetermined bonus arrangements.

The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component.  The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC’s publicly traded parent company.  The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics).  See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance.  In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%.  In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product.  For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%.  In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.  For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile.  A portfolio manager has the opportunity to maximize the investment performance component of the incentive payout by generating performance at or above the 25th percentile level.

In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations.  Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

For calendar year 2007, the investment performance component of each portfolio manager’s bonus will be determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks)
indicated below.  The benchmarks may change for purposes of calculating bonus compensation for calendar year 2008.

Portfolio Manager

 J. Kellie Allen................

 Lipper Institutional Money Market Funds

 Bryan White..................

 Lipper Institutional Money Market Funds

 Sheila Nye....................

 Lipper Institutional Money Market Funds

EIMC portfolio managers that manage certain privately offered pooled investment vehicles may also receive a portion of the advisory fees and/or performance fees charged by EIMC (or an affiliate of EIMC) to such clients.  Unless described in further detail below, none of the portfolio managers of the Funds receive such compensation.

In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

medical, dental, vision and prescription benefits;

life, disability and long-term care insurance;

before-tax spending accounts relating to dependent care, health care, transportation and parking; and

various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to EIMC employees.  Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level.  For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

Fund Holdings.  The tables below presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) as of the Fund’s fiscal year ended June 30, 2007. Total exposure equals the sum of (i) the portfolio manager’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the portfolio manager’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus (iii) the portfolio manager’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

Institutional Enhanced Income Fund

 J. Kellie Allen ……………………………

 $0*

 Bryan White …………………………….

 $1-$10,000

 Sheila Nye………………………………

 $1-$10,000

 Evergreen Family of Funds

 J. Kellie Allen...........................

 $10,001-$50,000

 Bryan White.............................

 $1-$10,000

 Sheila Nye...............................

 $1-$10,000

* EIMC policy does not require that the portfolio managers of Evergreen Institutional Enhanced Income Fund have any holdings in the fund. The portfolio manager did not hold shares in the Institutional Enhanced Income Fund as of the its fiscal period ended June 30,
2007.

The table below presents the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) by certain members of senior management of EIMC and its affiliates that are involved in Evergreen’s mutual fund business as of December 31, 2006.  Total exposure equals the sum of (i) the individual’s beneficial ownership in direct Evergreen fund holdings, plus (ii) the individual’s Evergreen fund holdings through the Wachovia Corporation 401(k) plan, plus
(iii) the individual’s Wachovia Corporation deferred compensation plan exposure to Evergreen funds.

 Peter Cziesko.................................

 Executive Managing Director and President of Global Distribution, EIMC

 $100,001 – $500,000

 Dennis Ferro...................................

 Chief Executive Officer, EIMC

 Over $1,000,000

 Richard Gershen..............................

 Head of Business Strategy, Risk and Product Management, EIMC

 $500,001 – $1,000,000

 W. Douglas Munn............................

 Chief Operating Officer, EIMC

 $500,001 – $1,000,000

 Patrick O’Brien................................

 President, Institutional Division, EIMC

 Over $1,000,000

MANAGEMENT OF THE TRUST

The Trust is supervised by a Board of Trustees.  The Trustees meet periodically throughout the year to oversee the Fund’s activities, reviewing, among other things, the Fund’s performance and its contractual arrangements with various service providers.  Each Trustee is paid a fee for his or her services.  See “Expenses-Trustee Compensation” in Part 1 of this SAI.

            The Trust has an Executive Committee which consists of K. Dun Gifford, Dr. Russell A. Salton, III and the Chairman of the Board, Michael S. Scofield, each of whom is an Independent Trustee. The
Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings, acts on routine matters between scheduled Board meetings and reviews and resolves conflicts of interest between the Fund and the Fund's investment advisor or its affiliates.  The Executive Committee also functions as the Nominating Committee and the Qualified Legal Compliance Committee (as further described below).  In addition, members of the Executive Committee serve on the 15(c) Committee (as further described below). As of July 14, 2006, the Executive Committee assumed the responsibilities of the Litigation Oversight Committee, which was dissolved. The Executive Committee assumed responsibilities for overseeing and assisting Trustee oversight of: litigation commenced by or against the Evergreen funds; litigation commenced by or against any service provider to the Funds that relates to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds; non-routine regulatory actions, examinations, inspections, or other activities in respect of any service provider to the Funds that relate to its services to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds. For the fiscal year ended June 30, 2007, the Executive Committee held approximately twenty-three committee meetings.

            The Nominating Committee is responsible for nominating candidates for election to the Board of Trustees by the full Board.  The Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as it deems appropriate, including EIMC.  The Committee will consider nominations for openings on the Board of Trustees from shareholders who have separately or as a group held for at least one full year at least 5% of the outstanding shares of a Fund.  Shareholder recommendations should be sent to the attention of the Committee in care of the Fund’s Secretary and should include biographical information, including the proposed nominee’s business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable.

                The Qualified Legal Compliance Committee is responsible for establishing written procedures for the confidential receipt, retention and consideration of any report of evidence of a material violation of an applicable U.S. federal or state securities law, a material breach of a fiduciary duty arising under U.S. federal or state law, or a similar material violation of any U.S. federal or state law by a Fund or by any officer,
Trustee, employee or agent of a Fund.  The Committee is also responsible for determining whether an investigation is necessary regarding any report of evidence of a material violation.  If it is determined that there has been a material violation, the
Committee is responsible for informing the Fund’s chief legal officer and chief executive officer and taking all other appropriate actions to respond to evidence of a material violation.

            The Fund has a 15(c) Committee which consists of Charles A. Austin, III, K. Dun Gifford, Dr. Leroy Keith, Jr., Dr. Russell A. Salton, III, Richard J. Shima and the Chairman of the Committee, Michael
S. Scofield, each of whom is an Independent Trustee. The 15(c) Committee is responsible for gathering relevant information to assist the full Board in fulfilling its obligations relating to the initial approval and renewal of advisory and distribution contracts pursuant to Section 15 of the 1940 Act.  It may request information from and submit questions to the Fund's investment advisor and its affiliates in order for the full Board of Trustees to determine whether or not to enter into or renew Fund contracts. For the fiscal year ended June 30, 2007,the 15(c) Committee held fivecommittee meetings.

The Trust has an Audit Committee which consists of Dr. Russell A. Salton, III, Patricia B. Norris and the Chairman of the Committee, Charles A. Austin III, each of whom is an Independent Trustee.  The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. As of July 14, 2006, the Audit Committee assumed the responsibilities of the Pricing Committee, which was dissolved.  The Audit Committee assumed the responsibilities for overseeing and assisting Trustee oversight of matters related to pricing and valuation of portfolio securities. For the fiscal year ended June 30, 2007, the Audit Committee held sevencommittee meetings.

            The Trust has a Distribution, 12b-1, and Service Committee (formerly the 12b-1 Committee) which consists of William W. Pettit and the Chairman of the Committee, Dr. Leroy Keith, Jr., each of whom is an Independent Trustee. The Distribution, 12b-1, and Service Committee oversees and assists Trustee oversight of: the means by which shares of the Evergreen funds are distributed; expenditures by the Funds’ distributor of amounts paid under the Funds’
Rule 12b-1 plans; the nature and quality of services provided by the Funds’ transfer agent; and the overall level of servicing provided to shareholders in the Funds.   For the fiscal year ended June 30, 2007, the Distribution, 12b-1, and
Service Committee held four committee meetings.

            The Trust has a Performance Committee which consists of Gerald M. McDonnell, K. Dun Gifford, David M. Richardson, Richard Wagoner and the Chairman of the Committee, Richard J. Shima.  The
Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. With the exception of Mr. Wagoner, the members of the Performance
Committee are Independent Trustees. For the fiscal year ended June 30, 2007, the Performance Committee held four committee meetings.

            Set forth below are the Trustees of each of the fifteen Evergreen Trusts.  The address for each Trustee is P.O. Box 20083, Charlotte, North Carolina 28202. All shareholder communications should be sent to this address.

Independent Trustees:

Name and

 Date of Birth

 Position

 with

 Trust

 Beginning Year of Term of Office[1]

 Principal Occupations for Last Five Years

 Number of Portfolios Overseen in Evergreen Fund Complex[2]as of 12/31/2006

 Other Directorships held outside

 of Evergreen

 Fund Complex

 Charles A. Austin III

 DOB: 10/23/1934

 Trustee

 1991

 Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice
President and Treasurer, State Street Research & Management Company (investment advice)

 94

 None

 K. Dun Gifford

 DOB: 10/23/1938

 Trustee

 1974

 Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College

 94

 None

 Dr. Leroy Keith, Jr.

 DOB: 2/14/1939

 Trustee

 1983

 Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Director, Lincoln Educational Services

 94

 Trustee, Phoenix Fund Complex (consisting of 60 portfolios as of 12/31/06)

 Gerald M. McDonnell

 DOB: 7/14/1939

 Trustee

 1988

 Manager of Commercial Operations, CMC Steel (steel producer)

 94

 None

 Patricia B. Norris

 DOB: 4/9/1948

 Trustee

 2006

 President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

 94

 None

 William Walt Pettit

 DOB: 8/26/1955

 Trustee

 1984

 Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director,
National Kidney Foundation of North Carolina, Inc. (non-profit organization)

 94

 None

 David M. Richardson

 DOB: 9/19/1941

 Trustee

 1982

 President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Executive Search Consultants);
Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications)

 94

 None

 Dr. Russell A. Salton, III

 DOB: 6/2/1947

 Trustee

 1984

 President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource Associates, Inc.

 94

 None

 Michael S. Scofield

 DOB: 2/20/1943

 Trustee

 1984

 Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

 94

 None

 Richard J. Shima

 DOB: 8/11/1939

 Trustee

 1993

 Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

 94

 None

Interested Trustee:

 Richard K. Wagoner, CFA[3]

 DOB: 12/12/1937

 Trustee

 1999

 Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

 94

 None

1      Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by the Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.

2      As of December 31, 2006, the Evergreen Fund Complex consisted of ten open-end investment management companies representing eighty-nine separate series and five closed-end funds.

3      Mr. Wagoner is an "interested person" of the Evergreen funds because of his ownership of shares in Wachovia Corporation, the parent to the Evergreen funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

            Set forth in the table below are the names of the Evergreen funds in which the Trustees are invested. Amounts reflected include amounts received through the Trustees’ Deferred Compensation
Plan. The table shows the dollar range of each Trustee’s investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2006.

Independent Trustees:

 Trustee

 Fund

 Dollar Range of Investment in Fund

 Aggregate Dollar Range of Investments in Evergreen Fund Complex

 Charles A. Austin III

 Evergreen Equity Income Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Global Opportunities Fund[2]

 Over $100,000

 Evergreen Health Care Fund[2]

 Over $100,000

 Evergreen International Equity Fund[1]

 Over $100,000

 Evergreen Large Cap Equity Fund[1]

 Over $100,000

 Evergreen Mid Cap Growth Fund[1]

 Over $100,000

 Evergreen Omega Fund[1]

 $50,001-$100,000

 Evergreen Precious Metals Fund

 $50,001-$100,000

 Evergreen Utility and Telecommunications Fund

 $10,001-$50,000

 K. Dun Gifford

 Evergreen Asset Allocation Fund

 $50,001-$100,000

 Over $100,000

 Evergreen Emerging Markets Growth Fund

 $50,001-$100,000

 Evergreen Equity Income Fund

 $50,001-$100,000

 Evergreen Fundamental Large Cap Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 Over $100,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Dr. Leroy Keith, Jr.

 Evergreen Asset Allocation Fund

 $1-$10,000

 Over $100,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Diversified Bond Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Limited Duration Fund

 $10,001-$50,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Money Market Fund

 $10,001-$50,000

 Evergreen Omega Fund

 $1-$10,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

 Evergreen Utility and Telecommunications Fund

 $1-$10,000

 Gerald M. McDonnell

 Evergreen Adjustable Rate Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Asset Allocation Fund[1]

 $50,001-$100,000

 Evergreen Balanced Fund[1]

 $50,001-$100,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Equity Income Fund

 $10,001-$50,000

 Evergreen Fundamental Large Cap Fund[2]

 Over $100,000

 Evergreen Global Large Cap Equity Fund[1]

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Large Cap Value Fund[1]

 $50,001-$100,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Money Market Fund[2]

 Over $100,000

 Evergreen Omega Fund[1]

 $10,001-$50,000

 Evergreen Short Intermediate Bond Fund

 $1-$10,000

 Evergreen Strategic Municipal Bond Fund

 $10,001-$50,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

 Patricia B. Norris

 Evergreen Disciplined Small-Mid Value Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Disciplined Value Fund

 $10,001-$50,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Growth Fund

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen International Equity Fund

 $10,001-$50,000

 Evergreen Precious Metals Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund

 $10,001-$50,000

 William Walt Pettit

 Evergreen Asset Allocation Fund[1]

 $1-$10,000

 Over $100,000

 Evergreen Balanced Fund[1]

 $1-$10,000

 Evergreen Disciplined Value Fund[1]

 $1-$10,000

 Evergreen Emerging Markets Growth Fund

 $10,001-$50,000

 Evergreen Equity Income Fund[1]

 $1-$10,000

 Evergreen Fundamental Large Cap Fund[2]

 Over $100,000

 Evergreen Global Large Cap Equity Fund[2]

 $10,001-$50,000

 Evergreen Global Opportunities Fund[2]

 Over $100,000

 Evergreen Growth Fund[1]

 Over $100,000

 Evergreen Health Care Fund[2]

 Over $100,000

 Evergreen International Equity Fund[2]

 $10,001-$50,000

 Evergreen Large Cap Equity Fund[1]

 Over $100,000

 Evergreen Large Cap Value Fund[1]

 $1-$10,000

 Evergreen Mid Cap Growth Fund[1]

 $1-$10,000

 Evergreen Money Market Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund[2]

 Over $100,000

 David M. Richardson

 Evergreen Asset Allocation Fund

 $50,001-$100,000

 Over $100,000

 Evergreen Managed Income Fund

 $50,001-$100,000

 Evergreen Precious Metals Fund

 $10,001-$50,000

 Evergreen Special Values Fund

 $10,001-$50,000

 Evergreen Utilities and High Income Fund

 $50,001-$100,000

 Dr. Russell A. Salton, III

 Evergreen Asset Allocation Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Fundamental Large Cap Fund[1]

 $1-$10,000

 Evergreen Global Opportunities Fund[1]

 Over $100,000

 Evergreen Large Cap Equity Fund[1]

 $10,001-$50,000

 Evergreen Large Cap Value Fund[1]

 Over $100,000

 Michael S. Scofield

 Evergreen Asset Allocation Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Balanced Fund[2]

 Over $100,000

 Evergreen Core Bond Fund[1]

 $50,001-$100,000

 Evergreen Disciplined Value Fund

 $10,001-$50,000

 Evergreen Equity Index Fund

 $10,001-$50,000

 Evergreen Global Opportunities Fund

 $10,001-$50,000

 Evergreen Health Care Fund

 $10,001-$50,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Omega Fund

 $10,001-$50,000

 Evergreen Special Equity Fund

 $10,001-$50,000

 Evergreen Utility and Telecommunications Fund

 $10,001-$50,000

 Richard J. Shima

 Evergreen Asset Allocation Fund[1]

 Over $100,000

 Over $100,000

 Evergreen Balanced Fund

 $50,001-$100,000

 Evergreen Connecticut Municipal Bond Fund

 $50,001-$100,000

 Evergreen Fundamental Large Cap Fund[1]

 $50,001-$100,000

 Evergreen Global Large Cap Equity Fund

 Over $100,000

 Evergreen Global Opportunities Fund

 Over $100,000

 Evergreen Income Advantage Fund

 $10,001-$50,000

 Evergreen International Balanced Income Fund

 $10,001-$50,000

 Evergreen International Equity Fund

 $10,001-$50,000

 Evergreen Large Cap Equity Fund[1]

 $50,001-$100,000

 Evergreen Large Cap Value Fund[1]

 Over $100,000

 Evergreen Managed Income Fund

 $10,001-$50,000

 Evergreen Omega Fund

 $50,001-$100,000

 Evergreen Utilities and High Income Fund

 $10,001-$50,000

Interested Trustee:

 Trustee

 Fund

 Dollar Range of Investment in Fund

 Aggregate Dollar Range of Investments in Evergreen Fund Complex

 Richard K. Wagoner

 Evergreen Balanced Fund

 $10,001-$50,000

 Over $100,000

 Evergreen Equity Income Fund

 Over $100,000

 Evergreen Income Advantage Fund

 $1-$10,000

 Evergreen Managed Income Fund

 $1-$10,000

 Evergreen Mid Cap Growth Fund

 Over $100,000

 Evergreen Money Market Fund

 Over $100,000

 Evergreen Municipal Money Market Fund

 $10,001-$50,000

 Evergreen Omega Fund

 Over $100,000

 Evergreen Special Values Fund

 Over $100,000

 Evergreen Treasury Money Market Fund

 $1-$10,000

 Evergreen Utilities and High Income Fund

 $1-$10,000

1         Invested through the Trustees’ Deferred Compensation Plan.  The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account.  The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee.

2         Amount shown includes direct investments as well as investments through the Trustees' Deferred Compensation Plan. Dollar ranges of investments held directly in these funds are as follows: Mr. Austin
– Evergreen Global Opportunities Fund, $50,001-$100,000; Evergreen Health Care Fund, $10,001 - $50,000. Mr. McDonnell – Evergreen Fundamental Large Cap Fund, $10,001 - $50,000 and Evergreen Money Market Fund, $1 - $10,000. Mr. Pettit – Evergreen
Fundamental Large Cap Fund, $10,001 - $50,000; Evergreen Global Large Cap Equity Fund, $1 - $10,000; Evergreen Global Opportunities Fund, $10,001 - $50,000; Evergreen Health Care Fund, $10,001 - $50,000; Evergreen International Equity Fund, $10,001 - $50,000;
Evergreen Utility and Telecommunications Fund, $10,001 - $50,000. Mr. Scofield – Evergreen Balanced Fund, $10,001-$50,000.

Set forth below are the principal officers of each of the fifteen Evergreen Trusts.

 Name, Address and Date of Birth

 Position with Trust

 Principal Occupation for Last Five Years

 Dennis H. Ferro

 401 S. Tryon

 Charlotte, NC 28288

 DOB: 6/20/1945

 President since 2003

 President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

 Kasey Phillips

 200 Berkeley Street

 Boston, MA 02116

 DOB: 12/12/1970

 Treasurer since 2005[1]

 Senior Vice President, Evergreen Investment Services, Inc.; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

 Jeremy DePalma

 200 Berkeley Street

 Boston, MA 02116

 DOB: 2/5/1974

 Treasurer since 2005[1]

 Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

 Michael H. Koonce

 200 Berkeley Street

 Boston, MA 02116

 DOB: 4/20/1960

 Secretary since 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General
Counsel, Wachovia Corporation

 Robert Guerin

 200 Berkeley Street

 Boston, MA 02116

 DOB: 9/20/1965

 Chief Compliance Officer since 2007

Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Company, Inc; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State
Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1         Kasey Phillips is the Treasurer for Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Municipal Trust, Evergreen Select Fixed Income Trust, Evergreen Global Dividend Opportunity
Fund, Evergreen Income Advantage Fund, Evergreen Multi-Sector Income Fund, Evergreen Utilities and High Income Fund and Evergreen International Balanced Income Fund.  Jeremy DePalma is the Treasurer to Asset Allocation Trust, Evergreen Equity Trust, Evergreen
Money Market Trust, Evergreen Select Equity Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust.

Officers and certain Trustees of the Funds may be affiliated persons of the Funds and an affiliated person of EIMC or EIS by virtue of their positions as an officer or employee of EIMC or EIS.

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS

            A complete listing of portfolio holdings for every Fund as of the calendar quarter end will be available to the public approximately 15 calendar days after the calendar quarter end. Such listing will be posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to
EvergreenInvestments.com within approximately 15 calendar days after the month end.  A fund may also from time to time post to EvergreenInvestments.com more current portfolio holdings information as of a specified date.

            Except as described below, no other dissemination of portfolio holdings is allowed to any shareholder, potential shareholder or party external to Evergreen except those disclosed below and disseminations (i) required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. Institutional investment consultants are those organizations who utilize fund holdings data and characteristics such as beta, P/E ratio, etc. to screen investment vehicles for their large, institutional clients.  These consultants typically compare the Funds against other investment firms’ products to see which is most suitable for the clients.  In presentations to clients, these consultants will sometimes provide data regarding the
Funds and how they compared to products of other investment advisors.  The confidentiality agreements applicable to these situations preclude these firms from providing any client with holdings data until the 15th calendar day after quarter end when the data is available to the public.

            This policy applies to affiliates of Evergreen such as Wachovia Trust and Wachovia Securities.  Officers of the Funds may authorize disclosure of the Fund’s portfolio securities in accordance with this policy.  The Fund’s Board reviewed this policy and has designated a chief compliance officer to be responsible for monitoring compliance with the policy.  The chief compliance officer reports directly to the Board.

            As of the date of this SAI, the Funds had ongoing arrangements with the following recipients to make available non-public portfolio holdings information relating to the Funds:

 Recipient

 Purpose

 Timing

 State Street Bank and Trust Company

 Funds’ custodian, tax service provider and securities lending agent

 Daily

 KPMG LLP

 Funds’ independent registered public accounting firm

 As necessary in connection with financial statements and SEC filings

 EIS

 Funds’ administrator

 Daily

 ESC

 Funds’ transfer agent

 Quarterly

 EIMC

 Funds’ investment advisor

 Daily

 Moody's Investor Services, Inc.

 Provides rating services for the Funds

 Weekly

 Capital Access International

 Analytical

 Monthly

 Lipper

 Analytical

 Monthly

 Northern Trust Company

 Analytical

 Monthly

 Thomson Financial, Inc.

 Analytical

 Monthly

 Wachovia Fiduciary Compliance

 Compliance Filings

 Quarterly

 JPMorgan Chase Bank

 Funds’ securities lending agent

 Daily

 Wachovia Bank N.A.

 Funds’ securities lending agent

 Daily

            Once portfolio holdings information is made public, there are no restrictions on providing the data to any shareholder or other party.

CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns.  A rating is an opinion of an issuer’s ability to pay interest and/or principal when due.  Ratings reflect an issuer’s overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody’s.  The Fund may also rely on ratings provided by Fitch.  Rating systems are similar among the different services.  As an example, the chart below compares basic ratings for long-term bonds.  The “Credit Quality” terms in the chart are for quick reference only.  Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS

 MOODY’S

 S&P

 FITCH

 Credit Quality

 Aaa

 AAA

 AAA

 Excellent Quality (lowest risk) *

 Aa

 AA

 AA

 Almost Excellent Quality (very low risk) *

 A

 A

 A

 Good Quality (low risk) *

 Baa

 BBB

 BBB

 Satisfactory Quality (some risk) *

 Ba

 BB

 BB

 Questionable Quality (definite risk) **

 B

 B

 B

 Low Quality (high risk) **

 Caa/Ca/C

 CCC/CC/C

 CCC/CC/C

 In or Near Default  **

 D

 DDD/DD/D

 In Default **

* Considered investment grade.

** Considered below investment grade.

CORPORATE BONDS

LONG-TERM RATINGS

Moody’s Corporate Long-Term Bond Ratings

Aaa  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are ratedA possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Baare judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CC, and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action.  An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C       High default risk.  Default is a real possibility.  Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D       Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.
“DD” indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this categoryhave defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated
‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than
F1.

CORPORATE SHORT-TERM RATINGS

Moody’s Corporate Short-Term Issuer Ratings

Prime-1  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

MUNICIPAL BONDS

LONG-TERM RATINGS

Moody’s Municipal Long-Term Bond Ratings

Aaa  Bonds rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds ratedA possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CC and C are regarded as having significant speculative characteristics.   BB indicates the least degree of speculation and C
the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.   BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DDindicates potential recoveries in the range of 50%-90% and Dthe lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations.  Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated
DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than
F1.

SHORT-TERM MUNICIPAL RATINGS

Moody’s Municipal Short-Term Issuer Ratings

Prime-1   Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Municipal Short-Term Loan Ratings

MIG 1  This designation denotes best quality.  There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2  This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3  This designation denotes favorable quality.  Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG  This designation denotes speculative quality.  Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1   This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3  Issues carrying this designation have an adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B  Issues rated B are regarded as having only speculative capacity for timely payment.

C  This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1  Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

ADDITIONAL INFORMATION

            Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

            No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EIS, and no person is entitled to rely on any information or representation not contained therein.

            The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

Appendix A

The Fund's Board of Trustees has approved the following Proxy Voting Policy and Procedures on behalf of the Fund. These policies and procedures are that of the investment advisor.  The Fund's Proxy Voting Records indicating how each Evergreen fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 of each year may be obtained, without charge, by visiting our Web site at EvergreenInvestments.com or the SEC’s website at http://www.sec.gov.

Evergreen Investment Management Company, LLC

Proxy Voting Policy and Procedures

February 1, 2007

Statement of Principles

Evergreen Investment Management Company (Evergreen) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to Evergreen, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Proxy Committee

Evergreen has established a proxy committee (Committee) which is a sub-committee of Evergreen's Investment Policy Committee. The Committee is responsible for approving Evergreen's proxy voting policies, procedures and guidelines, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Share Blocking

Evergreen does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Conflicts of Interest

Evergreen recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where Evergreen or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within Evergreen and Wachovia Corporation will prevent Evergreen from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, Evergreen will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of Evergreen become aware of a potential conflict of interest, the Committee shall consult with Evergreen's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Concise Domestic Proxy Voting Guidelines

The following is a concise summary of the Evergreen Investments Management Company LLC proxy voting policy guidelines for 2007.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

An auditor has a financial interest in or association with the company, and is therefore not independent;

There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

Composition of the board and key board committees;

Attendance at board and committee meetings;

Corporate governance provisions and takeover activity;

Disclosures under Section 404 of the Sarbanes-Oxley Act;

Long-term company performance relative to a market and peer index;

Extent of the director’s investment in the company;

Existence of related party transactions;

Whether the chairman is also serving as CEO;

Whether a retired CEO sits on the board;

Number of outside boards at which a director serves.

Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

Sit on more than six public company boards;

Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.

WITHHOLD from inside directors and affiliated outside directors when:

The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

The non-audit fees paid to the auditor are excessive;

A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

There is a negative correlation between chief executive pay and company performance;

The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

The company fails to submit one-time transfers of stock options to a shareholder vote;

The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

Serving as liaison between the chairman and the independent directors,

Approving information sent to the board,

Approving meeting agendas for the board,

Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

Having the authority to call meetings of the independent directors,

If requested by major shareholders, ensuring that he is available for consultation and direct communication;

Two-thirds independent board;

All-independent key committees;

Established governance guidelines;

The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy)
that will provide guidelines so that the company will promptly address the situation of a holdover director.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

Long-term financial performance of the target company relative to its industry;

Management’s track record;

Background to the proxy contest;

Qualifications of director nominees (both slates);

Strategic plan of dissident slate and quality of critique against management;

Likelihood that the proposed goals and objectives can be achieved (both slates);

Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

Shareholders have approved the adoption of the plan; or

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the
“fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

No lower than a 20 percent trigger, flip-in or flip-over;

A term of no more than three years;

No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Poor Pay Practices

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

Huge bonus payouts without justifiable performance linkage or proper disclosure;

Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

Excessive severance provisions (e.g., including excessive change in control payments);

Change in control payouts without loss of job or substantial diminution of job duties;

Internal pay disparity;

Options backdating (covered in a separate policy); and

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

The total cost of the company’s equity plans is unreasonable;

The plan expressly permits the repricing of stock options without prior shareholder approval;

There is a disconnect between CEO pay and the company’s performance;

The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

Stock ownership guidelines with a minimum of three times the annual cash retainer.

Vesting schedule or mandatory holding/deferral period:

A minimum vesting of three years for stock options or restricted stock; or

Deferred stock payable at the end of a three-year deferral period.

A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

No retirement/benefits and perquisites for non-employee directors; and

A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

Purchase price is at least 85 percent of fair market value;

Offering period is 27 months or less; and

The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

No discount on the stock price on the date of purchase since there is a company matching contribution.

Options Backdating

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

Length of time of options backdating;

Size of restatement due to options backdating;

Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

A trigger beyond the control of management;

The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

The company is conducting animal testing programs that are unnecessary or not required by regulation;

The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

The existing level of disclosure on pricing policies;

Deviation from established industry pricing norms;

The company’s existing initiatives to provide its products to needy consumers;

Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

New legislation is adopted allowing development and drilling in the ANWR region;

The company intends to pursue operations in the ANWR; and

The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote
AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

The company does not maintain operations in Kyoto signatory markets;

The company already evaluates and substantially discloses such information; or,

Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

Past performance as a closed-end fund;

Market in which the fund invests;

Measures taken by the board to address the discount; and

Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Concise Global Proxy Voting Guidelines

Following is a concise summary of general policies for voting global proxies. In addition, country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

there are concerns about the accounts presented or audit procedures used; or

the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

there are serious concerns about the accounts presented or the audit procedures used;

the auditors are being changed without explanation; or

nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

there are serious concerns about the statutory reports presented or the audit procedures used;

questions exist concerning any of the statutory auditors being appointed; or

the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

Adequate disclosure has not been met in a timely fashion;

There are clear concerns over questionable finances or restatements;

There have been questionable transactions with conflicts of interest;

There are any records of abuses against minority shareholder interests; and

The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

there are serious questions about actions of the board or management for the year in question; or

legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

the specific purpose of the increase (such as a share-based acquisition or merger) does not meet established guidelines for the purpose being proposed; or

the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

clear evidence of past abuse of the authority is available; or

the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, we review publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, we place emphasis on the offer premium, market reaction, and strategic rationale.

Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause more scrutiny.

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? We will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

EVERGREEN SELECT FIXED INCOME TRUST

PART C

OTHER INFORMATION

Item 23    Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

 Exhibit
 Number

 Exhibit Description

 Location

 (a)

 Amended and Restated Declaration of Trust

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (b)

 Amended and Restated By-laws

 Incorporated by reference to Registrant's Post-Effective Amendment No. 12 Filed on January 26, 2001

 (c)

Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust Articles II, III.(6)(c), VI.(3), IV.(8), V, VI, VII, VIII and By-laws Articles II, III and VIII.

 See items A and B above

 (d)(1)

 Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 45 Filed on October 26, 2006

 (d)(2)

 Sub-Advisory Agreement between Evergreen Investment Management Company, LLC and Tattersall Advisory Group, Inc.

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (d)(3)

 Sub-Advisory Agreement between Evergreen Investment Management Company, LLC and Evergreen International Advisors, Inc. (formerly known as First International Advisors, Inc.)

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (d)(4)

 Letter Amendment to Sub-Advisory Agreement between the Registrant and Evergreen International Advisors, Inc. (formerly known as First International Advisors, Inc.) (Evergreen International Bond Fund)

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 Filed on August 8, 2003

 (d)(5)

Letter Amendment to Sub-Advisory Agreement between the Registrant and Tattersall Advisory Group, Inc. (Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Evergreen Strategic Core Bond Portfolio)

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed on March 31, 2005

 (d)(6)

Sub-Advisory Agreement between Evergreen Investment Management Company, LLC and Tattersall Advisory Group, Inc. (Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Fund)

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 45 Filed on October 26, 2006

 (e)(1)

 Principal Underwriting Agreement between the Registrant and Evergreen Investment Services, Inc.

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (e)(2)

 Dealer Agreement and Amendment to Dealer Agreement used by Evergreen Investment Services, Inc.

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 Filed on August 28, 2004

 (f)

 Deferred Compensation Plan

 Contained herein.

 (g)(1)

 Custodian Agreement between the Registrant and State Street Bank and Trust Company, as amended July 29, 2001 and July 6, 2000

 Incorporated by reference to Registrant's Post-Effective Amendment No. 16 Filed on February 28, 2002

 (g)(2)

 Letter Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company (Evergreen Institutional Enhanced Income Fund)

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 Filed on June 17, 2005.

 (g)(3)

 Amended Pricing Schedule to Custodian Agreement between Registrant and State Street Bank and Trust Company

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 49 Filed on February 28, 2007.

 (g)(4)

 Amendment to Custodian Agreement dated December 7, 2006

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 49 Filed on February 28, 2007.

 (g)(5)

 Amendment to Custodian Agreement dated January 19, 2006

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (h)(1)

 Master Administrative Services Agreement between the Registrant and Evergreen Investment Services, Inc.

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 Filed on September 27, 2007

 (h)(2)

 Master Transfer and Recordkeeping Agreement between the Registrant and Evergreen Service Company, LLC

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (h)(3)

 Tax Services Administration Agreement between the Evergreen Investment Services, Inc. and State Street Bank and Trust Co.

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (i)(1)

 Opinion and Consent of Sullivan & Worcester LLP

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 Filed on December 12, 1997

 (i)(2)

 Opinion and Consent of Sullivan & Worcester LLP

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 Filed on August 17, 1999

 (i)(3)

 Opinion and Consent of Sullivan & Worcester LLP

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 Filed on August 17, 2002

 (j)(1)

 Consent of KPMG LLP
 Intermediate and Long Term Bond Funds

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (j)(2)

 Consent of KPMG LLP
 Short and Intermediate Term Bond Funds

 Contained herein.

 (j)(3)

 Consent of KPMG LLP
 National Municipal Bond Funds

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 48 Filed on February 6, 2007

 (j)(4)

 Consent of KPMG LLP
 Global and International Funds

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 49 Filed on February 28, 2007.

 (k)

 Not applicable

 (l)

 Not applicable

 (m)(1)

 Distribution Plan for the Institutional Service Class Shares

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 filed on August 28, 2004

 (m)(2)

 Distribution Plan for Class A Shares

 Incorporated by reference to Registrant's Post-Effective Amendment No. 27 Filed on September 30, 2003

 (m)(3)

 Distribution Plan for Class B Shares

 Incorporated by reference to Registrant's Post-Effective Amendment No. 27 Filed on September 30, 2003

 (m)(4)

 Distribution Plan for Class C Shares

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 Filed on September 30, 2003

 (m)(5)

 Distribution Plan for Class R Shares

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 Filed on October 7, 2003

 (o)

 Not applicable

 (n)

 Multiple Class Plan

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 Filed on October 7, 2003

 (p)(1)

 Code of Ethics of Evergreen Investment Management Company, LLC and Tattersall Advisory Group, Inc.

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (p)(2)

 Code of Ethics (Evergreen Funds)

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 50 Filed on August 29, 2007

 (p)(3)

 Code of Ethics of Evergreen International Advisors, Inc. (formerly known as First International Advisors, Inc.)

 Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 Filed on February 25, 2005

Item 24.       Persons Controlled by or Under Common Control with Registrant.

None

Item 25.       Indemnification.

Registrant  has  obtained  from a major  insurance  carrier a trustees  and officers  liability  policy  covering  certain  types of errors and  omissions.

Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

Provisions for the indemnification of the Registrant's  Investment Advisor and Sub-Advisor are contained  in  the  Investment Advisory and Management Agreement and Sub-Advisory Agreement.

Provisions for the indemnification of Evergreen Investment Services, Inc. (EIS), the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Investment Services, Inc. and the Registrant.

Provisions for the indemnification of Evergreen Service Company,  LLC, the Registrant's transfer agent, are contained in  the Master Transfer and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co. and the Registrant.

Provisions for the indemnification of State Street Bank and Trust Co., the Registrant’s financial administrator, are contained in the Tax Services Administration Agreement between State Street Bank and Trust Co. and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

The information  required by this item with respect to Evergreen Investment Management  Company,  LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

The information required by this item with respect to First International Advisors, Inc. is incorporated by reference to the Form ADV (File No.

801-42427) of First International Advisors, Inc.

Item 27.       Principal Underwriter.

Evergreen Investment Services, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Information on the officers and directors of EIS is set forth below.  The principal business address is 200 Berkeley Street, Boston, Massachusetts 02116-5034:

 Name and Principal Business Address

 Positions and Offices with   Underwriter

 Positions and Offices with Funds

 Peter W. Brennan

 Senior Vice President

 None

 Peter Cziesko

 President

 None

 Timothy F. Curtin

 Senior Vice President

 None

 Dennis H. Ferro

 Director

 President

 Michael H. Koonce

 Senior Vice President, General Counsel and Secretary

 Secretary

 Matthew C. Moss

 Senior Vice President, Treasurer and Chief Financial Officer

 None

 W. Douglas Munn

 Director

 None

 Dana Marsh

 Chief Compliance Officer

 None

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment  Company Act of 1940 and the Rules 31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company,  LLC,  all  located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630.

Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777.

State Street Bank and Trust Company,  2 Heritage Drive,  North Quincy, Massachusetts 02171

Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

First International Advisors, LLC, 3 Bishopsgate, London EC2N 3AB

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

The  Registrant  hereby  undertakes  to  furnish  each  person  to  whom  a prospectus  is  delivered  with a copy of the  Registrant's  latest  annual report to shareholders, upon request and without charge.

NOTICE

A copy of the Certificate of Trust of Evergreen Select Fixed Income Trust (the “Trust”), together with all amendment thereto, is on file with the Secretary of State of The State of Delaware and notice is hereby given that this instrument is executed on behalf of the Trust by trustees and officers of the Trust as officers and trustees and not individually and that the obligations of or arising out of this instrument are not binding upon any of the officers or trustees of the Trust or shareholders individually or of any series of the Trust individually but are binding only upon the assets and property of the Trust or the relevant series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 52 (the “Amendment”) to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of
October, 2007.

 EVERGREEN SELECT FIXED INCOME TRUST

 By: /s/ Michael H. Koonce

 Name: Michael H. Koonce

 Title:  Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of October 2007.

 /s/ Dennis H. Ferro

 /s/ Michael H. Koonce

 /s/ Kasey Phillips

 Dennis H. Ferro*

 Michael H. Koonce*

 Kasey Phillips*

 President

 Secretary

 Treasurer

 (Chief Executive Officer)
 (Chief Investment Officer)

 (Principal Financial and Accounting Officer)

 /s/ Charles A. Austin, III

 /s/ K. Dun Gifford

 /s/ William Walt Pettit

 Charles A. Austin III*

 K. Dun Gifford*

 William Walt Pettit*

 Trustee

 Trustee

 Trustee

 /s/ Gerald M. McDonnell

 /s/ Russell A. Salton, III MD

 /s/ Richard K. Wagoner

 Gerald M. McDonnell*

 Russell A. Salton, III MD*

 Richard K. Wagoner*

 Trustee

 Trustee

 Trustee

 /s/ Michael S. Scofield

 /s/ David M. Richardson

 /s/ Leroy Keith, Jr.

 Michael S. Scofield*

 David M. Richardson*

 Leroy Keith, Jr.*

 Chairman of the Board

 Trustee

 Trustee

 And Trustee

 /s/ Richard J. Shima

 /s/ Patricia B. Norris

 Richard J. Shima*

 Patricia B. Norris*

 Trustee

 Trustee

*By: /s/ Maureen E. Towle

Maureen E. Towle

Attorney-in-Fact

* Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

 INDEX TO EXHIBITS

 EXHIBIT NO.

 EXHIBIT

 (f)

 Deferred Compensation Plan

 (j)(2)

 Consent of KPMG